UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2022

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)
Global X Internet of Things ETF (ticker: SNSR)
Global X FinTech ETF (ticker: FINX)
Global X Video Games & Esports ETF (ticker: HERO)
Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)
Global X Cloud Computing ETF (ticker: CLOU)
Global X Data Center REITs & Digital Infrastructure ETF (ticker: VPN)
Global X Cybersecurity ETF (ticker: BUG)
Global X Artificial Intelligence & Technology ETF (ticker: AIQ)
Global X Metaverse ETF (ticker: VR)
Global X Millennial Consumer ETF (ticker: MILN)
Global X Education ETF (ticker: EDUT)
Global X Cannabis ETF (ticker: POTX)
Global X Genomics & Biotechnology ETF (ticker: GNOM)
Global X China Biotech Innovation ETF (ticker: CHB)
Global X Telemedicine & Digital Health ETF (ticker: EDOC)
Global X Aging Population ETF (ticker: AGNG)
Global X Health & Wellness ETF (ticker: BFIT)
Global X CleanTech ETF (ticker: CTEC)
Global X U.S. Infrastructure Development ETF (ticker: PAVE)
Global X Thematic Growth ETF (ticker: GXTG)
Global X AgTech & Food Innovation ETF (ticker: KROP)
Global X Blockchain ETF (ticker: BKCH)
Global X Clean Water ETF (ticker: AQWA)
Global X Hydrogen ETF (ticker: HYDR)
Global X Solar ETF (ticker: RAYS)
Global X Wind Energy ETF (ticker: WNDY)
Global X Green Building ETF (ticker: GRNR)

  Semi - Annual Report
May 31, 2022

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Schedules of Investments
Global X Robotics & Artificial Intelligence ETF	1
Global X Internet of Things ETF	5
Global X FinTech ETF	10
Global X Video Games & Esports ETF	16
Global X Autonomous & Electric Vehicles ETF	21
Global X Cloud Computing ETF	28
Global X Data Center REITs & Digital Infrastructure ETF	31
Global X Cybersecurity ETF	34
Global X Artificial Intelligence & Technology ETF	36
Global X Metaverse ETF	43
Global X Millennial Consumer ETF	46
Global X Education ETF	51
Global X Cannabis ETF	54
Global X Genomics & Biotechnology ETF	58
Global X China Biotech Innovation ETF	62
Global X Telemedicine & Digital Health ETF	64
Global X Aging Population ETF	68
Global X Health & Wellness ETF	74
Global X CleanTech ETF	79
Global X U.S. Infrastructure Development ETF	83
Global X Thematic Growth ETF	88
Global X AgTech & Food Innovation ETF	91
Global X Blockchain ETF	95
Global X Clean Water ETF	99
Global X Hydrogen ETF	103
Global X Solar ETF	106
Global X Wind Energy ETF	110
Global X Green Building ETF	114
Statements of Assets and Liabilities	120
Statements of Operations	127
Statements of Changes in Net Assets	134
Financial Highlights	148
Notes to Financial Statements	162
Disclosure of Fund Expenses	193
Approval of Investment Advisory Agreement	197
Liquidity Risk Management Program	202
Supplemental Information	203

Table of Contents

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at http://www.sec.gov

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 2.1%
Industrials — 2.1%
ATS Automation Tooling Systems *	1,123,673	$32,985,713

FINLAND — 1.6%
Industrials — 1.6%
Cargotec, Cl B	670,173	24,753,950

ISRAEL — 1.5%
Consumer Discretionary — 1.5%
Maytronics	1,350,874	24,198,452

JAPAN — 36.3%
Communication Services — 0.2%
RPA Holdings * (A)	1,013,810	3,238,959

Health Care — 0.2%
CYBERDYNE * (A)	1,616,910	3,883,751

Industrials — 22.2%
Daifuku	1,080,713	68,213,996
FANUC	706,507	115,906,800
Hirata	128,667	4,285,733

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shibaura Machine	361,684	$9,207,627
SMC	163,687	84,754,099
Yaskawa Electric	1,999,701	69,716,343
		352,084,598

Information Technology — 13.7%
ACSL * (A)	293,630	4,307,045
AI inside * (A)	49,725	1,571,239
Keyence	329,990	132,334,596
Neural Pocket * (A)	180,270	1,827,293
Omron	1,219,331	70,385,573
PKSHA Technology * (A)	370,178	6,293,127
		216,718,873

TOTAL JAPAN		575,926,181
NORWAY — 4.5%
Industrials — 4.5%
AutoStore Holdings *	29,968,048	71,152,875

SOUTH KOREA — 0.4%
Industrials — 0.4%
Rainbow Robotics *	317,526	5,915,757

SWITZERLAND — 12.7%
Health Care — 3.0%
Tecan Group	147,372	47,753,109

Industrials — 9.7%
ABB	5,010,200	153,564,943

TOTAL SWITZERLAND		201,318,052
UNITED KINGDOM — 2.9%
Information Technology — 2.9%
Renishaw	889,370	45,552,387

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 37.9%
Consumer Discretionary — 1.0%
iRobot *	341,502	$16,252,080

Energy — 0.5%
Helix Energy Solutions Group *	1,808,130	8,389,723

Financials — 2.5%
Upstart Holdings * (A)	796,187	40,127,825

Health Care — 12.6%
Azenta	914,511	70,088,123
Intuitive Surgical *	564,286	128,454,065
		198,542,188

Industrials — 7.8%
AeroVironment *	301,328	27,710,123
AgEagle Aerial Systems * (A)	1,273,655	993,706
Berkshire Grey * (A)	2,653,022	5,942,769
John Bean Technologies	387,541	47,183,117
Maxar Technologies (A)	887,390	26,512,605
TuSimple Holdings, Cl A * (A)	1,868,854	15,343,291
		123,685,611

Information Technology — 13.5%
C3.ai, Cl A * (A)	1,188,193	22,480,611
Cerence *	460,954	14,639,899
FARO Technologies *	219,501	7,072,322
NVIDIA	898,583	167,783,418
Rekor Systems * (A)	612,770	1,636,096
		213,612,346

TOTAL UNITED STATES		600,609,773
TOTAL COMMON STOCK
(Cost $1,868,542,821)		1,582,413,140

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 1.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $30,127,817)	30,127,817	$30,127,817

REPURCHASE AGREEMENT(B) — 1.8%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $27,987,090 (collateralized by various  U.S. Treasury Obligations, ranging in par value $490,274 - $3,297,819, 0.250% - 2.750%, 09/30/2025 - 02/15/2028, with a total market value of $28,337,484)

(Cost $27,986,515)	$27,986,515	27,986,515
TOTAL INVESTMENTS — 103.6%
(Cost $1,926,657,153)		$1,640,527,472

Percentages are based on Net Assets of $1,584,111,509.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $55,632,870.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $58,114,332.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

Cl — Class
The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,582,413,140	$—	$—	$1,582,413,140
Short-Term Investment	30,127,817	—	—	30,127,817
Repurchase Agreement	—	27,986,515	—	27,986,515
Total Investments in Securities	$1,612,540,957	$27,986,515	$—	$1,640,527,472

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRIA — 3.0%
Information Technology — 3.0%
ams-OSRAM *	617,865	$7,567,404
Kontron (A)	149,125	2,552,804

TOTAL AUSTRIA		10,120,208
CANADA — 0.5%
Information Technology — 0.5%
Sierra Wireless *	82,895	1,839,440

CHINA — 2.3%
Information Technology — 2.3%
NXP Semiconductors	41,132	7,805,208

FRANCE — 1.9%
Industrials — 1.9%
Legrand	76,733	6,622,042

ITALY — 0.4%
Information Technology — 0.4%
Datalogic	131,831	1,250,537

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 2.4%
Information Technology — 2.4%
Nippon Ceramic	61,222	$1,000,339
Renesas Electronics *	596,075	7,061,435

TOTAL JAPAN		8,061,774
NORWAY — 2.5%
Information Technology — 2.5%
Nordic Semiconductor *	434,562	8,507,998

SINGAPORE — 7.8%
Information Technology — 7.8%
STMicroelectronics	669,306	26,693,658

SWEDEN — 0.1%
Information Technology — 0.1%
Fingerprint Cards, Cl B * (A)	307,900	352,474

SWITZERLAND — 3.3%
Industrials — 2.2%
ABB	239,150	7,330,058

Information Technology — 1.1%
Landis+Gyr Group	65,399	3,810,478

TOTAL SWITZERLAND		11,140,536
TAIWAN — 11.4%
Information Technology — 11.4%
Advantech	1,750,021	21,765,980
eMemory Technology	172,482	9,151,500
MediaTek	251,080	7,828,679

TOTAL TAIWAN		38,746,159
UNITED KINGDOM — 0.3%
Information Technology — 0.3%
Spirent Communications	352,358	1,030,261

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 64.0%
Communication Services — 0.2%
Globalstar * (A)	645,662	$903,927

Consumer Discretionary — 9.9%
ADT	1,734,163	12,971,539
Garmin	170,858	18,046,022
Vivint Smart Home *	471,568	2,810,545
		33,828,106

Health Care — 5.0%
Dexcom *	56,897	16,951,892

Industrials — 15.5%
Emerson Electric	85,311	7,563,673
Honeywell International	37,692	7,297,925
Johnson Controls International	121,318	6,613,044
Resideo Technologies *	44,197	1,043,933
Rockwell Automation	28,309	6,035,479
Schneider Electric (A)	50,314	6,955,103
Sensata Technologies Holding	358,159	17,202,377
		52,711,534

Information Technology — 33.4%
Alarm.com Holdings *	112,807	7,132,787
Ambarella *	81,612	6,954,975
Analog Devices	49,391	8,317,444
Badger Meter	65,899	5,215,247
Belden	101,144	5,823,872
Cisco Systems	151,999	6,847,555
Digi International *	76,476	1,690,120
Impinj *	53,773	2,517,114
InterDigital	69,587	4,543,335
International Business Machines	55,237	7,669,105
Itron *	102,378	5,283,729
Latch * (A)	310,201	682,442

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Internet of Things ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
NETGEAR *	70,397	$1,341,063
PTC *	36,092	4,205,801
QUALCOMM	59,856	8,572,576
Rambus *	254,162	6,379,466
Silicon Laboratories *	101,378	15,121,542
Skyworks Solutions	141,604	15,416,427
		113,714,600

TOTAL UNITED STATES		218,110,059
TOTAL COMMON STOCK
(Cost $329,185,344)		340,280,354

SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $2,320,408)	2,320,408	2,320,408

REPURCHASE AGREEMENT(B) — 0.6%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $2,155,532 (collateralized by various  U.S. Treasury Obligations, ranging in par value $37,760 - $253,994, 0.250% - 2.750%, 09/30/2025 - 02/15/2028, with a total market value of $2,182,517)

(Cost $2,155,488)	$2,155,488	2,155,488
TOTAL INVESTMENTS — 101.2%
(Cost $333,661,240)		$344,756,250

Percentages are based on Net Assets of $340,632,359.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Internet of Things ETF

(A)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $3,413,459.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $4,475,896.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

Cl — Class
The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$340,280,354	$—	$—	$340,280,354
Short-Term Investment	2,320,408	—	—	2,320,408
Repurchase Agreement	—	2,155,488	—	2,155,488
Total Investments in Securities	$342,600,762	$2,155,488	$—	$344,756,250

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.1%
Financials — 0.6%
HUB24	166,183	$2,892,068
Zip * (A)	1,344,960	882,798
		3,774,866

Information Technology — 0.5%
IRESS	470,986	3,537,412

TOTAL AUSTRALIA		7,312,278
BRAZIL — 2.0%
Information Technology — 2.0%
Pagseguro Digital, Cl A *	489,485	7,518,490
StoneCo, Cl A *	642,079	6,446,473

TOTAL BRAZIL		13,964,963
CANADA — 1.8%
Information Technology — 1.8%
Bitfarms * (A)	805,276	1,617,109
Hive Blockchain Technologies * (A)	288,243	1,260,216
Hut 8 Mining * (A)	928,745	2,401,072
Nuvei *	135,787	6,953,334

TOTAL CANADA		12,231,731

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 4.7%
Financials — 3.7%
Lufax Holding ADR	4,110,545	$25,855,328

Information Technology — 1.0%
Bit Digital * (A)	467,874	832,816
Linklogis, Cl B * (A)	3,629,800	3,238,600
Yeahka * (A)	1,099,014	2,742,790
		6,814,206

TOTAL CHINA		32,669,534
DENMARK — 1.1%
Information Technology — 1.1%
SimCorp	98,490	7,757,296

GERMANY — 0.6%
Financials — 0.6%
Hypoport *	15,798	4,285,052

ISRAEL — 0.5%
Information Technology — 0.5%
Sapiens International	132,955	3,367,750

ITALY — 2.2%
Information Technology — 2.2%
Nexi *	1,526,597	15,503,261

JAPAN — 0.4%
Financials — 0.3%
WealthNavi * (A)	108,424	1,571,851

Industrials — 0.1%
Makuake * (A)	58,402	833,503

TOTAL JAPAN		2,405,354
NETHERLANDS — 6.4%
Information Technology — 6.4%
Adyen *	28,794	44,639,661

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND — 3.3%
Information Technology — 3.3%
Xero *	359,919	$23,053,591

SINGAPORE — 0.1%
Information Technology — 0.1%
Triterras, Cl A *	510,420	729,901

SOUTH KOREA — 2.9%
Information Technology — 2.9%
Kakaopay * (A)	235,314	20,065,977

SWITZERLAND — 3.0%
Financials — 0.5%
Leonteq	56,494	3,477,279

Information Technology — 2.5%
Temenos	180,459	17,538,533

TOTAL SWITZERLAND		21,015,812
UNITED KINGDOM — 1.2%
Information Technology — 1.2%
Wise, Cl A *	1,828,575	8,466,948

UNITED STATES — 67.5%
Financials — 9.1%
Blucora *	191,720	3,391,527
Coinbase Global, Cl A * (A)	225,049	17,576,327
Katapult Holdings * (A)	901,447	1,243,997
LendingClub *	232,996	3,662,697
LendingTree *	31,789	2,006,203
Open Lending, Cl A *	306,870	4,038,409
SoFi Technologies * (A)	1,440,110	10,772,023
Sunlight Financial Holdings * (A)	777,238	3,598,612
Upstart Holdings * (A)	187,008	9,425,203
Virtu Financial, Cl A	290,716	7,596,409
		63,311,407

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.8%
HealthEquity *	202,786	$12,690,348

Information Technology — 56.6%
Affirm Holdings, Cl A * (A)	358,883	10,228,165
Bill.com Holdings *	202,335	23,924,090
Black Knight *	380,854	25,863,795
Block, Cl A *	492,548	43,102,875
Boku *	1,449,181	1,945,124
Envestnet *	132,336	8,816,224
Fidelity National Information Services	457,459	47,804,466
Fiserv *	616,407	61,751,653
Flywire *	173,650	3,353,182
GreenBox POS * (A)	265,858	699,207
Guidewire Software *	202,221	16,165,547
Intuit	139,787	57,936,120
Marathon Digital Holdings * (A)	239,105	2,446,044
MeridianLink * (A)	140,910	2,512,425
Mitek Systems *	173,457	1,564,582
nCino *	232,087	7,582,282
Paymentus Holdings, Cl A *	95,286	1,447,394
Payoneer Global *	595,224	2,982,072
PayPal Holdings *	232,806	19,837,399
Paysafe *	1,271,987	3,472,525
Riot Blockchain * (A)	229,850	1,652,622
Shift4 Payments, Cl A *	104,947	4,790,831
SS&C Technologies Holdings	621,988	39,801,012
Toast, Cl A *	129,598	2,104,672
Vertex, Cl A *	151,614	1,676,851
		393,461,159

TOTAL UNITED STATES		469,462,914
URUGUAY — 1.1%
Information Technology — 1.1%
Dlocal, Cl A *	262,279	7,561,504

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X FinTech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $930,362,180)		$694,493,527

SHORT-TERM INVESTMENT(B)(C) — 4.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $32,200,049)	32,200,049	32,200,049

REPURCHASE AGREEMENT(B) — 4.3%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $29,886,263 (collateralized by various  U.S. Treasury Obligations, ranging in par value $523,543 - $3,521,605, 0.250% - 2.750%, 09/30/2025 - 02/15/2028, with a total market value of $30,260,433)

(Cost $29,885,649)	$29,885,649	29,885,649
TOTAL INVESTMENTS — 108.8%
(Cost $992,447,878)		$756,579,225

Percentages are based on Net Assets of $695,101,648.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $61,072,350.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $62,085,698.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X FinTech ETF

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$694,493,527	$—	$—	$694,493,527
Short-Term Investment	32,200,049	—	—	32,200,049
Repurchase Agreement	—	29,885,649	—	29,885,649
Total Investments in Securities	$726,693,576	$29,885,649	$—	$756,579,225

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 0.3%
Communication Services — 0.3%
Enthusiast Gaming Holdings * (A)	383,503	$920,407

CHINA — 13.8%
Communication Services — 13.8%
Bilibili ADR * (A)	373,179	8,340,551
DouYu International Holdings ADR * (A)	640,340	826,038
HUYA ADR *	164,694	696,656
Kingsoft	1,871,300	6,284,933
NetDragon Websoft Holdings	453,500	912,139
NetEase ADR	186,254	19,320,127

TOTAL CHINA		36,380,444
FRANCE — 3.9%
Communication Services — 3.9%
Ubisoft Entertainment *	196,299	10,251,397

IRELAND — 1.6%
Information Technology — 1.6%
Keywords Studios	142,349	4,201,615

ITALY — 0.3%
Communication Services — 0.3%
Digital Bros	29,066	787,764

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 28.5%
Communication Services — 28.5%
Akatsuki	39,681	$889,271
Capcom	321,764	9,154,310
COLOPL	166,454	822,922
DeNA	156,386	2,268,384
Gumi *	180,402	717,990
GungHo Online Entertainment	86,942	1,649,698
Konami Holdings	183,844	12,575,904
Nexon	805,351	20,032,828
Nintendo	42,208	18,839,313
Square Enix Holdings	162,430	8,093,407

TOTAL JAPAN		75,044,027
POLAND — 1.3%
Communication Services — 1.3%
CD Projekt (A)	127,344	3,235,750
TEN Square Games (A)	9,592	285,987

TOTAL POLAND		3,521,737
SINGAPORE — 0.2%
Communication Services — 0.2%
IGG	1,462,700	589,140

SOUTH KOREA — 13.9%
Communication Services — 13.9%
Com2uSCorp	15,631	1,111,807
Gravity ADR * (A)	14,516	874,444
JoyCity *	123,199	590,503
Kakao Games *	57,645	2,912,070
Krafton *	49,909	10,468,304
NCSoft	29,407	10,814,893
Neowiz *	35,001	657,754
Netmarble	42,185	2,847,112

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Pearl Abyss *	54,776	$2,806,982
Webzen *	45,083	765,230
Wemade	34,701	2,395,300
Wemade Max *	27,666	484,133

TOTAL SOUTH KOREA		36,728,532
SWEDEN — 5.4%
Communication Services — 5.4%
Embracer Group, Cl B * (A)	1,322,132	11,975,831
Stillfront Group *	843,166	2,145,910

TOTAL SWEDEN		14,121,741
TAIWAN — 0.4%
Communication Services — 0.4%
Gamania Digital Entertainment	404,700	948,134

UNITED STATES — 30.3%
Communication Services — 27.1%
Activision Blizzard	294,409	22,928,573
Electronic Arts	147,587	20,462,937
ROBLOX, Cl A *	243,528	7,291,228
Skillz, Cl A * (A)	484,723	920,974
Take-Two Interactive Software *	160,053	19,931,400
		71,535,112

Information Technology — 3.2%
Corsair Gaming * (A)	72,177	1,158,441
Turtle Beach * (A)	45,242	790,830
Unity Software *	163,255	6,525,303
		8,474,574

TOTAL UNITED STATES		80,009,686
TOTAL COMMON STOCK
(Cost $379,379,204)		263,504,624

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Video Games & Esports ETF

	Share/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 3.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $8,251,730)	8,251,730	$8,251,730

REPURCHASE AGREEMENT(B) — 2.9%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $7,602,045 (collateralized by various  U.S. Treasury Obligations, ranging in par value $133,171 - $895,776, 0.250% - 2.750%, 09/30/2025 - 02/15/2028, with a total market value of $7,697,220)

(Cost $7,601,889)	$7,601,889	7,601,889
TOTAL INVESTMENTS — 105.9%
(Cost $395,232,823)		$279,358,243

Percentages are based on Net Assets of $263,723,565.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $13,031,065.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $15,853,619.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Video Games & Esports ETF

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$263,504,624	$—	$—	$263,504,624
Short-Term Investment	8,251,730	—	—	8,251,730
Repurchase Agreement	—	7,601,889	—	7,601,889
Total Investments in Securities	$271,756,354	$7,601,889	$—	$279,358,243

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA — 3.2%
Information Technology — 0.5%
Novonix *	1,889,735	$5,544,409

Materials — 2.7%
Allkem *	1,674,525	16,468,729
Pilbara Minerals *	5,394,418	11,415,570
		27,884,299

TOTAL AUSTRALIA		33,428,708
CANADA — 2.6%
Industrials — 0.8%
Ballard Power Systems * (A)	1,202,802	8,744,371

Information Technology — 0.9%
BlackBerry * (A)	1,501,938	9,086,725

Materials — 0.9%
Standard Lithium * (A)	1,662,398	9,778,425

TOTAL CANADA		27,609,521
CHILE — 3.9%
Materials — 3.9%
Lundin Mining	1,583,483	14,096,548

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sociedad Quimica y Minera de Chile ADR	255,206	$27,095,221

TOTAL CHILE		41,191,769
CHINA — 8.2%
Communication Services — 1.6%
Baidu ADR *	123,188	17,289,436

Consumer Discretionary — 2.9%
Geely Automobile Holdings	5,910,000	11,299,399
NIO ADR *	604,246	10,507,838
XPeng ADR, Cl A *	353,785	8,313,947
		30,121,184

Information Technology — 2.6%
indie Semiconductor, Cl A * (A)	1,247,128	9,590,414
NXP Semiconductors	95,661	18,152,632
		27,743,046

Materials — 1.1%
Ganfeng Lithium, Cl H	884,024	11,357,982

TOTAL CHINA		86,511,648
FRANCE — 1.6%
Consumer Discretionary — 1.6%
Faurecia *	250,943	6,940,994
Renault *	379,593	10,389,614

TOTAL FRANCE		17,330,608
GERMANY — 3.4%
Consumer Discretionary — 2.0%
Continental	136,983	10,459,831
Vitesco Technologies Group *	236,486	11,146,755
		21,606,586

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.4%
Infineon Technologies	480,609	$14,899,811

TOTAL GERMANY		36,506,397
ISRAEL — 1.3%
Information Technology — 1.3%
Innoviz Technologies * (A)	2,784,720	13,589,434

JAPAN — 9.5%
Consumer Discretionary — 8.0%
Denso	206,834	12,664,553
Honda Motor	633,112	15,684,465
Nissan Motor	2,684,535	10,446,408
Panasonic Holdings	1,430,165	13,162,699
Toyota Motor	1,965,898	32,435,139
		84,393,264

Industrials — 0.9%
GS Yuasa	577,121	9,304,279

Materials — 0.6%
Tanaka Chemical * (A)	705,248	6,995,192

TOTAL JAPAN		100,692,735
LUXEMBOURG — 0.8%
Materials — 0.8%
APERAM	218,759	9,059,789

NETHERLANDS — 1.0%
Information Technology — 1.0%
TomTom *	1,251,811	10,352,527

SOUTH KOREA — 2.8%
Consumer Discretionary — 2.8%
Hyundai Motor	93,670	14,347,288
Kia Motors	217,931	15,095,932

TOTAL SOUTH KOREA		29,443,220

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.3%
Materials — 1.3%
Johnson Matthey	513,170	$13,646,418

UNITED STATES — 58.9%
Communication Services — 3.1%
Alphabet, Cl A *	14,309	32,556,409

Consumer Discretionary — 15.2%
American Axle & Manufacturing Holdings *	1,371,994	11,126,871
Aptiv *	121,102	12,865,876
Ford Motor	1,100,314	15,052,296
General Motors *	413,896	16,009,497
Gentherm *	140,308	9,672,834
Harley-Davidson	366,139	12,880,770
Lear	79,013	11,137,672
Luminar Technologies, Cl A * (A)	837,698	8,661,797
QuantumScape, Cl A * (A)	658,549	8,422,842
Stellantis	931,855	13,909,595
Tesla *	36,445	27,634,786
Visteon *	116,134	13,031,396
		160,406,232

Industrials — 10.9%
Bloom Energy, Cl A *	704,760	12,347,395
EnerSys	169,336	11,467,434
Honeywell International	159,062	30,797,584
Hyster-Yale Materials Handling	302,195	11,166,105
ITT	142,347	10,508,056
Nikola * (A)	1,290,439	9,110,499
Plug Power *	605,591	11,191,322
Romeo Power * (A)	4,016,155	3,155,493
Westinghouse Air Brake Technologies	168,901	15,954,389
		115,698,277

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 20.0%
Ambarella *	85,030	$7,246,257
Apple	230,521	34,310,746
CEVA *	319,258	11,515,636
II-VI * (A)	198,579	12,411,187
Intel	725,775	32,238,925
Microsoft	84,809	23,057,023
MicroVision * (A)	3,187,018	11,473,265
NVIDIA	144,477	26,976,745
ON Semiconductor *	258,541	15,688,268
QUALCOMM	217,109	31,094,351
Velodyne Lidar * (A)	3,009,690	5,086,376
		211,098,779

Materials — 9.7%
Albemarle	70,887	18,460,393
Allegheny Technologies *	699,205	19,228,137
Cabot	231,332	17,491,013
Carpenter Technology	410,587	14,464,980
Livent *	540,622	17,186,373
Piedmont Lithium * (A)	245,052	15,869,568
		102,700,464

TOTAL UNITED STATES		622,460,161
TOTAL COMMON STOCK
(Cost $1,241,910,301)		1,041,822,935

PREFERRED STOCK — 1.4%
GERMANY— 1.4%
Consumer Discretionary — 1.4%
Volkswagen (B)
(Cost $18,895,314)	86,946	14,407,018

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(C)(D) — 3.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $35,945,759)	35,945,759	$35,945,759

REPURCHASE AGREEMENT(C) — 3.1%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $32,958,701 (collateralized by various  U.S. Treasury Obligations, ranging in par value $577,365 - $3,883,642, 0.250% - 2.750%, 09/30/2025 - 02/15/2028, with a total market value of $33,371,339)

(Cost $32,958,024)	$32,958,024	32,958,024
TOTAL INVESTMENTS — 106.4%
(Cost $1,329,709,398)		$1,125,133,736

Percentages are based on Net Assets of $1,057,155,444.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $64,798,120.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $68,903,783.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,041,822,935	$—	$—	$1,041,822,935
Preferred Stock	14,407,018	—	—	14,407,018
Short-Term Investment	35,945,759	—	—	35,945,759
Repurchase Agreement	—	32,958,024	—	32,958,024
Total Investments in Securities	$1,092,175,712	$32,958,024	$—	$1,125,133,736

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 3.8%
Information Technology — 3.8%
Shopify, Cl A *	72,329	$27,132,054

CHINA — 2.1%
Consumer Discretionary — 0.6%
Alibaba Group Holding ADR *	48,588	4,666,877

Information Technology — 1.5%
Kingsoft Cloud Holdings ADR *	612,073	2,950,192
Vnet Group ADR *	1,327,105	7,498,143
		10,448,335

TOTAL CHINA		15,115,212
ISRAEL — 3.6%
Information Technology — 3.6%
Wix.com *	403,458	25,421,889

UNITED STATES — 90.4%
Communication Services — 9.0%
Alphabet, Cl A *	5,386	12,254,442
Netflix *	158,734	31,340,441
PubMatic, Cl A *	387,451	7,725,773
Vimeo *	1,458,272	12,672,384
		63,993,040

Consumer Discretionary — 3.1%
2U *	727,568	6,780,934
Amazon.com *	6,386	15,353,157
		22,134,091

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 74.1%
Akamai Technologies *	302,973	$30,612,392
Anaplan *	455,728	29,895,757
Benefitfocus *	314,680	2,863,588
Box, Cl A *	988,469	25,808,925
Brightcove *	390,433	2,748,648
Coupa Software *	355,263	24,438,542
DigitalOcean Holdings *	838,321	40,951,981
Dropbox, Cl A *	1,403,477	29,248,461
Everbridge *	367,436	15,178,781
Fastly, Cl A *	1,118,977	14,602,650
Five9 *	274,279	26,525,522
Freshworks, Cl A *	914,085	14,405,980
International Business Machines	16,620	2,307,521
Microsoft	53,822	14,632,587
Paycom Software *	99,260	28,223,588
Qualys *	228,446	29,853,323
Salesforce *	173,468	27,796,512
SPS Commerce *	249,415	26,697,382
Twilio, Cl A *	256,064	26,930,251
Workday, Cl A *	152,671	23,862,477
Workiva, Cl A *	362,986	26,501,608
Yext *	1,239,558	6,296,955
Zoom Video Communications, Cl A *	296,452	31,853,767
Zscaler *	156,986	24,032,987
		526,270,185

Real Estate — 4.2%
Digital Realty Trust ‡	211,497	29,522,867

TOTAL UNITED STATES		641,920,183

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Cloud Computing ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $1,114,868,360)	$709,589,338
TOTAL INVESTMENTS — 99.9%
(Cost $1,114,868,360)	$709,589,338

Percentages are based on Net Assets of $710,191,224.
*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 4.3%
Information Technology — 4.3%
NEXTDC *	453,852	$3,584,533

CHINA — 9.4%
Communication Services — 5.1%
China Tower, Cl H	35,947,100	4,215,298

Information Technology — 4.3%
GDS Holdings ADR *	98,092	2,745,595
Vnet Group ADR *	135,679	766,586
		3,512,181

TOTAL CHINA		7,727,479
GERMANY — 2.2%
Communication Services — 2.2%
Vantage Towers	59,371	1,850,792

INDONESIA — 4.1%
Communication Services — 4.1%
Sarana Menara Nusantara	24,478,029	1,678,762
Tower Bersama Infrastructure	8,555,038	1,730,839

TOTAL INDONESIA		3,409,601
SINGAPORE — 2.7%
Real Estate — 2.7%
Keppel ‡	1,470,059	2,209,002

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 2.1%
Information Technology — 2.1%
Winbond Electronics	1,702,304	$1,718,433

TANZANIA — 1.4%
Communication Services — 1.4%
Helios Towers *	824,547	1,182,586

UNITED STATES — 73.7%
Communication Services — 1.4%
Radius Global Infrastructure, Cl A *	74,459	1,109,439

Information Technology — 15.2%
Advanced Micro Devices *	13,958	1,421,762
Cyxtera Technologies *	62,948	932,889
Intel	33,731	1,498,331
Microchip Technology	22,141	1,608,544
Micron Technology	19,369	1,430,207
NVIDIA	6,976	1,302,559
Switch, Cl A	129,310	4,364,212
		12,558,504

Real Estate — 57.1%
American Tower ‡	43,797	11,217,726
Crown Castle International ‡	59,703	11,322,674
Digital Realty Trust ‡	53,254	7,433,726
Equinix ‡	14,955	10,275,431
SBA Communications, Cl A ‡	12,569	4,230,851
Uniti Group ‡	243,648	2,762,968
		47,243,376

TOTAL UNITED STATES		60,911,319
TOTAL COMMON STOCK
(Cost $89,093,390)		82,593,745

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 9.8%
U.S Treasury Bill
0.495%, 06/02/22(A)
(Cost $8,099,889)	$8,100,000	$8,099,911
TOTAL INVESTMENTS — 109.7%
(Cost $97,193,279)		$90,693,656

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Interest rate represents the security’s effective yield at the time of purchase.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$82,593,745	$—	$—	$82,593,745
U.S. Treasury Obligation	—	8,099,911	—	8,099,911
Total Investments in Securities	$82,593,745	$8,099,911	$—	$90,693,656

Amounts designated as “—“ are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 0.6%
Information Technology — 0.6%
Absolute Software	730,808	$6,754,276

ISRAEL — 8.5%
Information Technology — 8.5%
Check Point Software Technologies *	599,342	74,965,697
Radware *	653,252	15,762,971
Tufin Software Technologies *	550,064	6,969,311

TOTAL ISRAEL		97,697,979
JAPAN — 6.3%
Information Technology — 6.3%
Cyber Security Cloud *	237,133	3,467,272
Digital Arts	205,531	11,183,622
Trend Micro	980,246	57,681,699

TOTAL JAPAN		72,332,593
SOUTH KOREA — 1.1%
Information Technology — 1.1%
Ahnlab	144,441	13,110,834

UNITED KINGDOM — 4.1%
Information Technology — 4.1%
Darktrace *	10,122,320	46,793,373

UNITED STATES — 79.4%
Information Technology — 79.4%
A10 Networks	1,093,522	16,851,174
Avast	8,533,510	52,236,103
Crowdstrike Holdings, Cl A *	407,089	65,130,169
CyberArk Software *	387,923	53,882,505

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	258,972	$76,174,024
Mandiant *	2,487,483	54,849,000
NortonLifeLock	2,291,492	55,774,915
Okta, Cl A *	662,729	55,039,643
OneSpan *	579,985	7,673,202
Palo Alto Networks *	139,109	69,941,223
Ping Identity Holding *	1,212,200	22,910,580
Qualys *	422,221	55,175,840
Rapid7 *	706,148	50,044,709
Sailpoint Technologies Holdings *	865,632	54,915,694
SecureWorks, Cl A *	346,427	4,143,267
SentinelOne, Cl A *	1,885,811	44,863,444
Telos *	984,426	9,480,022
Tenable Holdings *	1,069,975	53,819,742
Varonis Systems, Cl B *	1,484,909	49,105,941
Zscaler *	386,900	59,230,521

TOTAL UNITED STATES		911,241,718
TOTAL COMMON STOCK
(Cost $1,358,369,477)		1,147,930,773
TOTAL INVESTMENTS — 100.0%
(Cost $1,358,369,477)		$1,147,930,773

Percentages are based on Net Assets of $1,148,036,045.

*	Non-income producing security.

Cl — Class
As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.3%
Information Technology — 0.3%
StoneCo, Cl A *	38,590	$387,444

CANADA — 2.4%
Industrials — 1.3%
Thomson Reuters (A)	19,492	1,930,487

Information Technology — 1.1%
Shopify, Cl A *	4,531	1,699,669

TOTAL CANADA		3,630,156
CHINA — 11.6%
Communication Services — 3.9%
Baidu ADR *	11,220	1,574,727
Tencent Holdings	93,643	4,325,538
		5,900,265

Consumer Discretionary — 5.8%
Alibaba Group Holding ADR *	46,032	4,421,374

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Meituan, Cl B *	186,941	$4,455,770
		8,877,144

Information Technology — 1.9%
Canaan ADR * (A)	132,788	496,627
NXP Semiconductors	10,665	2,023,790
Vnet Group ADR *	64,249	363,007
		2,883,424

TOTAL CHINA		17,660,833
GERMANY — 4.0%
Industrials — 3.0%
Siemens	34,604	4,538,789

Information Technology — 1.0%
Infineon Technologies	51,637	1,600,847

TOTAL GERMANY		6,139,636
ISRAEL — 0.2%
Information Technology — 0.2%
Wix.com *	4,363	274,913

ITALY — 0.3%
Health Care — 0.3%
Amplifon	12,894	442,834

JAPAN — 1.7%
Industrials — 1.4%
FANUC	7,968	1,307,199
Toshiba	17,198	771,367
		2,078,566

Information Technology — 0.3%
NEC	12,187	493,562

TOTAL JAPAN		2,572,128

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.7%
Industrials — 0.7%
Wolters Kluwer	10,514	$1,037,783

SINGAPORE — 0.9%
Information Technology — 0.9%
STMicroelectronics	35,949	1,432,006

SOUTH KOREA — 4.9%
Information Technology — 4.9%
Samsung Electronics	89,693	4,886,282
SK Hynix	28,909	2,523,579

TOTAL SOUTH KOREA		7,409,861
SWEDEN — 0.6%
Information Technology — 0.6%
Telefonaktiebolaget LM Ericsson ADR	121,405	980,952

SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	4,581	445,220

TAIWAN — 1.5%
Information Technology — 1.5%
Acer	524,000	525,354
Advantech	41,300	513,671
Alchip Technologies	17,690	569,859
Global Unichip	33,200	632,544

TOTAL TAIWAN		2,241,428
UNITED KINGDOM — 1.3%
Health Care — 0.2%
Exscientia ADR * (A)	30,493	358,902

Industrials — 0.8%
Experian	36,436	1,219,646

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.3%
AVEVA Group	13,787	$395,821

TOTAL UNITED KINGDOM		1,974,369
UNITED STATES — 69.1%
Communication Services — 8.8%
Alphabet, Cl A *	2,184	4,969,124
Meta Platforms, Cl A *	18,717	3,624,360
Netflix *	14,273	2,818,061
Snap, Cl A *	53,955	761,305
Twitter *	31,799	1,259,241
		13,432,091

Consumer Discretionary — 7.0%
Amazon.com *	1,990	4,784,338
eBay	25,109	1,222,055
Tesla *	6,010	4,557,143
		10,563,536

Financials — 0.2%
Upstart Holdings * (A)	6,197	312,329

Health Care — 0.3%
ABIOMED *	1,912	504,194

Industrials — 3.1%
Booz Allen Hamilton Holding, Cl A	6,647	570,711
Hubbell, Cl B	2,895	549,645
Nielsen Holdings	30,089	769,075
Rockwell Automation	4,591	978,801
Uber Technologies *	77,211	1,791,295
		4,659,527

Information Technology — 49.7%
Accenture, Cl A	16,911	5,047,257
Adobe *	11,347	4,725,799
Ambarella *	4,109	350,169
Apple	34,965	5,204,191

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
C3.ai, Cl A *	21,868	$413,743
Cadence Design Systems *	11,118	1,709,170
CCC Intelligent Solutions Holdings *	54,906	491,409
Cisco Systems	100,087	4,508,919
Datadog, Cl A *	10,281	980,705
DXC Technology *	18,270	643,469
Genpact	11,187	496,367
Hewlett Packard Enterprise	51,437	802,417
Intel	109,101	4,846,266
International Business Machines	35,584	4,940,483
Mandiant *	36,755	810,448
Microsoft	19,182	5,215,010
NVIDIA	24,288	4,535,055
Okta, Cl A *	5,908	490,659
Oracle	69,079	4,968,162
Pegasystems	6,043	299,370
QUALCOMM	34,465	4,936,077
Salesforce *	25,955	4,159,029
Seagate Technology Holdings	8,830	747,636
ServiceNow *	7,914	3,699,558
Smartsheet, Cl A *	9,703	345,912
Splunk *	6,372	653,512
Super Micro Computer *	13,617	681,667
Synopsys *	6,129	1,956,377
Teradata *	14,422	554,237
Trade Desk, Cl A *	17,330	902,027
Twilio, Cl A *	6,691	703,693
UiPath, Cl A *	17,742	302,856
Verint Systems *	10,585	540,258
Viasat *	12,270	484,542
Workday, Cl A *	7,686	1,201,322
Zebra Technologies, Cl A *	2,096	708,846
Zendesk *	5,991	547,877

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares/Number of Rights/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Zscaler *	5,586	$855,161
		75,459,655

TOTAL UNITED STATES		104,931,332
TOTAL COMMON STOCK
(Cost $192,329,218)		151,560,895

RIGHTS — 0.0%
Taiwan — 0.0%
Acer# *	1,312	—

TOTAL RIGHTS (Cost $–)		—

SHORT-TERM INVESTMENT(B)(C) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $1,164,400)	1,164,400	1,164,400

REPURCHASE AGREEMENT(B) — 0.7%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $1,081,663 (collateralized by various  U.S. Treasury Obligations, ranging in par value $18,948 - $127,456, 0.250% - 2.750%, 09/30/2025 - 02/15/2028, with a total market value of $1,095,204)

(Cost $1,081,641)	$1,081,641	1,081,641
TOTAL INVESTMENTS — 101.3%
(Cost $194,575,259)		$153,806,936

Percentages are based on Net Assets of $151,794,274.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Artificial Intelligence & Technology ETF

*	Non-income producing security.
#	Expiration date not available.
(A)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $2,209,114.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $2,246,041.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$151,560,895	$—	$—	$151,560,895
Rights	—	—	—	—
Short-Term Investment	1,164,400	—	—	1,164,400
Repurchase Agreement	—	1,081,641	—	1,081,641
Total Investments in Securities	$152,725,295	$1,081,641	$—	$153,806,936

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Metaverse ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 13.5%
Communication Services — 13.0%
Hello Group ADR	1,330	$8,086
HUYA ADR *	1,621	6,857
NetEase ADR	1,430	148,334
Tencent Holdings	3,090	142,733
		306,010

Consumer Discretionary — 0.5%
Alibaba Group Holding ADR *	130	12,486

TOTAL CHINA		318,496
FRANCE — 2.5%
Communication Services — 2.5%
Ubisoft Entertainment *	1,128	58,908

IRELAND — 0.9%
Information Technology — 0.9%
Keywords Studios	685	20,219

JAPAN — 19.6%
Communication Services — 19.6%
Capcom	2,443	69,504
DeNA	1,150	16,681
GungHo Online Entertainment	790	14,990
Koei Tecmo Holdings	1,513	53,630
Mixi	700	11,525
Nexon	4,320	107,458

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Metaverse ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Nintendo	299	$133,457
Square Enix Holdings	1,100	54,810

TOTAL JAPAN		462,055
SOUTH KOREA — 12.1%
Communication Services — 11.4%
Krafton *	442	92,708
NCSoft	198	72,818
Netmarble	774	52,238
Pearl Abyss *	596	30,542
Wemade	301	20,777
		269,083

Information Technology — 0.7%
Samsung Electronics	290	15,799

TOTAL SOUTH KOREA		284,882
SWEDEN — 1.3%
Communication Services — 1.3%
Modern Times Group MTG, Cl B *	984	11,566
Paradox Interactive	947	17,699

TOTAL SWEDEN		29,265
TAIWAN — 1.0%
Information Technology — 1.0%
Taiwan Semiconductor Manufacturing ADR	255	24,302

UNITED KINGDOM — 0.3%
Communication Services — 0.3%
Frontier Developments *	441	6,936

UNITED STATES — 48.6%
Communication Services — 19.8%
Alphabet, Cl A *	15	34,128
Meta Platforms, Cl A *	716	138,646
ROBLOX, Cl A *	3,286	98,383

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Metaverse ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Snap, Cl A *	5,952	$83,983
Take-Two Interactive Software *	894	111,329
		466,469

Consumer Discretionary — 2.5%
Amazon.com *	25	60,105

Financials — 5.2%
Coinbase Global, Cl A *	1,567	122,383

Information Technology — 21.1%
Adobe *	24	9,995
Apple	671	99,872
Cisco Systems	200	9,010
Intel	197	8,751
Matterport *	2,525	13,862
Microsoft	365	99,232
NVIDIA	830	154,978
Unity Software *	2,513	100,445
		496,145

TOTAL UNITED STATES		1,145,102
TOTAL COMMON STOCK
(Cost $2,426,070)		2,350,165
TOTAL INVESTMENTS — 99.8%
(Cost $2,426,070)		$2,350,165

Percentages are based on Net Assets of $2,354,118.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
GERMANY — 0.3%
Communication Services — 0.3%
Trivago ADR *	198,259	$337,040

SINGAPORE — 2.5%
Communication Services — 2.5%
Sea ADR *	37,088	3,065,694

UNITED STATES — 97.1%
Communication Services — 23.1%
Activision Blizzard	55,904	4,353,804
Alphabet, Cl A *	1,640	3,731,394
Angi, Cl A *	80,266	440,660
Cargurus, Cl A *	10,580	267,886
Cars.com *	33,212	343,744
iHeartMedia *	23,188	273,618
Match Group *	21,155	1,666,591
Meta Platforms, Cl A *	20,050	3,882,482
Netflix *	12,146	2,398,106
Snap, Cl A *	122,791	1,732,581
Spotify Technology *	14,278	1,610,130

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
TripAdvisor *	17,194	$427,099
Twitter *	59,376	2,351,290
Vimeo *	38,492	334,495
Walt Disney *	33,787	3,731,436
Yelp, Cl A *	13,624	400,682
		27,945,998

Consumer Discretionary — 42.2%
2U *	34,446	321,037
Aaron’s	23,154	452,892
Airbnb, Cl A *	27,203	3,288,027
Amazon.com *	1,423	3,421,162
AutoNation *	4,584	548,063
Beachbody *	226,935	508,334
Bed Bath & Beyond *	20,300	175,595
Booking Holdings *	2,013	4,516,286
Capri Holdings *	10,774	525,125
CarMax *	11,992	1,190,446
Carter’s	5,080	391,414
Carvana, Cl A *	6,597	194,216
Chegg *	12,362	240,565
Children’s Place *	8,706	413,361
Chipotle Mexican Grill, Cl A *	2,080	2,917,304
Columbia Sportswear	5,259	409,045
Designer Brands, Cl A	32,426	503,576
Dick’s Sporting Goods	4,573	371,465
eBay	43,562	2,120,163
Etsy *	9,417	763,907
Expedia Group *	11,142	1,440,995
GoPro, Cl A *	53,173	367,426
Graham Holdings, Cl B	734	449,957
Groupon, Cl A * (A)	22,249	343,747
Home Depot	14,987	4,537,314
Laureate Education, Cl A	39,420	501,817

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lowe’s	22,328	$4,360,658
Lululemon Athletica *	9,102	2,664,064
NIKE, Cl B	34,886	4,146,201
Peloton Interactive, Cl A *	22,117	308,753
Planet Fitness, Cl A *	6,164	433,761
Skechers USA, Cl A *	11,401	449,199
Starbucks	53,716	4,216,706
Strategic Education	6,526	429,541
Stride *	12,540	490,439
Under Armour, Cl A *	27,269	288,506
VF	28,840	1,455,266
Victoria’s Secret *	9,516	392,154
Wayfair, Cl A *	5,817	345,472
WW International *	41,838	296,631
		51,190,590

Consumer Staples — 3.6%
Costco Wholesale	7,648	3,565,651
Medifast	2,530	421,878
Sprouts Farmers Market *	13,305	360,432
		4,347,961

Financials — 1.7%
Blucora *	23,410	414,123
LendingClub *	30,269	475,829
LendingTree *	3,864	243,857
Nelnet, Cl A	5,253	444,876
SLM	25,727	503,992
		2,082,677

Industrials — 3.6%
Avis Budget Group *	3,978	756,934
Lyft, Cl A *	25,518	451,158
Uber Technologies *	134,048	3,109,914
		4,318,006

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 15.2%
Apple	26,075	$3,881,003
Block, Cl A *	34,768	3,042,548
Fiserv *	43,623	4,370,152
Intuit	9,142	3,788,993
PayPal Holdings *	39,808	3,392,040
		18,474,736

Real Estate — 7.7%
AvalonBay Communities ‡	10,368	2,156,129
Camden Property Trust ‡	7,828	1,123,240
Centerspace ‡	4,312	357,810
Equity Residential ‡	27,867	2,141,021
Independence Realty Trust ‡	16,411	385,823
Invitation Homes ‡	45,168	1,703,737
UDR ‡	23,975	1,146,005
Zillow Group, Cl A *	9,212	368,111
		9,381,876

TOTAL UNITED STATES		117,741,844
TOTAL COMMON STOCK
(Cost $172,913,647)		121,144,578

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $130,238)	130,238	130,238

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Millennial Consumer ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $120,984 (collateralized by various  U.S. Treasury Obligations, ranging in par value $2,119 - $14,256, 0.250% - 2.750%, 09/30/2025 - 02/15/2028, with a total market value of $122,500)

(Cost $120,982)	$120,982	$120,982
TOTAL INVESTMENTS — 100.1%
(Cost $173,164,867)		$121,395,798

Percentages are based on Net Assets of $121,235,46.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $244,110.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $251,220.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$121,144,578	$—	$—	$121,144,578
Short-Term Investment	130,238	—	—	130,238
Repurchase Agreement	—	120,982	—	120,982
Total Investments in Securities	$121,274,816	$120,982	$—	$121,395,798

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Education ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 9.7%
Consumer Discretionary — 9.7%
G8 Education	59,469	$48,846
IDP Education	19,728	340,635

TOTAL AUSTRALIA		389,481
BRAZIL — 2.7%
Consumer Discretionary — 2.7%
Arco Platform, Cl A *	2,065	34,919
YDUQS Participacoes	21,735	74,215

TOTAL BRAZIL		109,134
CANADA — 2.0%
Information Technology — 2.0%
Docebo *	2,329	79,490

CHINA — 10.8%
Consumer Discretionary — 10.8%
China East Education Holdings	154,392	72,222
Gaotu Techedu ADR *	10,164	13,213
Koolearn Technology Holding *	69,982	33,004
New Oriental Education & Technology Group ADR *	12,150	158,679
TAL Education Group ADR *	35,311	144,775
Youdao ADR *	2,562	13,220

TOTAL CHINA		435,113

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Education ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 7.0%
Communication Services — 1.7%
Gakken Holdings	3,124	$20,568
V-Cube	6,642	44,867
		65,435

Consumer Discretionary — 4.0%
Benesse Holdings	7,243	115,983
Media Do	1,144	16,807
Riso Kyoiku	10,972	29,083
		161,873

Industrials — 1.3%
Insource	3,039	53,294

TOTAL JAPAN		280,602
NORWAY — 2.6%
Communication Services — 2.6%
Kahoot! *	34,669	103,004

SOUTH KOREA — 1.5%
Consumer Discretionary — 1.5%
MegaStudyEdu	834	62,287

UNITED KINGDOM — 10.3%
Communication Services — 10.3%
Pearson	43,778	416,229

UNITED STATES — 53.2%
Communication Services — 9.7%
Bandwidth, Cl A *	6,236	131,205
John Wiley & Sons, Cl A	3,308	175,192
Scholastic	2,305	86,507
		392,904

Consumer Discretionary — 27.5%
2U *	5,364	49,992

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Bright Horizons Family Solutions *	3,428	$310,405
Chegg *	8,979	174,731
Coursera *	10,187	172,262
Duolingo, Cl A *	1,601	133,860
Stride *	3,033	118,621
Udemy *	9,890	145,878
		1,105,749

Industrials — 1.7%
Skillsoft *	11,449	67,091

Information Technology — 14.3%
8x8 *	19,916	144,391
Brightcove *	11,033	77,672
RingCentral, Cl A *	2,175	137,330
Zoom Video Communications, Cl A *	2,006	215,545
		574,938

TOTAL UNITED STATES		2,140,682
TOTAL COMMON STOCK
(Cost $10,481,009)		4,016,022
TOTAL INVESTMENTS — 99.8%
(Cost $10,481,009)		$4,016,022

Percentages are based on Net Assets of $4,024,661.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Cannabis ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 2.1%
Health Care — 2.1%
Creso Pharma * (A)	33,032,219	$1,255,870

CANADA — 66.9%
Consumer Staples — 2.3%
Flora Growth * (A)	1,436,011	1,436,011

Financials — 4.8%
Fire & Flower Holdings * (A)	1,054,222	2,900,496

Health Care — 59.8%
Aurora Cannabis * (A)	1,820,275	3,021,656
Auxly Cannabis Group * (A)	25,726,719	2,440,769
Canopy Growth * (A)	869,512	4,351,513
Cardiol Therapeutics, Cl A * (A)	1,382,290	1,825,058
Cronos Group *	1,809,094	5,449,380
HEXO * (A)	8,795,536	2,155,683
IM Cannabis * (A)	1,543,944	1,543,944
Organigram Holdings * (A)	3,942,977	4,582,501
Sundial Growers * (A)	11,687,708	4,585,088
Tilray Brands * (A)	1,095,598	4,919,235

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Cannabis ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Valens * (A)	1,788,157	$1,413,730
		36,288,557

TOTAL CANADA		40,625,064
ISRAEL — 5.9%
Health Care — 5.9%
Intercure * (A)	552,167	3,561,477

UNITED STATES — 25.1%
Consumer Staples — 4.3%
Grove * (A)	475,037	2,636,455

Financials — 5.9%
AFC Gamma ‡	198,938	3,564,969

Health Care — 11.9%
cbdMD *	1,313,095	906,167
Charlottes Web Holdings * (A)	3,238,587	1,433,853
Corbus Pharmaceuticals Holdings *	3,641,113	1,104,714
MyMD Pharmaceuticals *	940,509	2,830,932
Zynerba Pharmaceuticals *	971,734	930,435
		7,206,101

Industrials — 0.2%
India Globalization Capital * (A)	233,094	101,256

Real Estate — 2.8%
Power REIT ‡ *	75,162	1,721,210

TOTAL UNITED STATES		15,229,991
TOTAL COMMON STOCK
(Cost $171,620,985)		60,672,402

SHORT-TERM INVESTMENT(B)(C) — 16.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $10,283,600)	10,283,600	10,283,600

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Cannabis ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 15.4%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $9,338,524 (collateralized by various  U.S. Treasury Obligations, ranging in par value $163,591 - $1,100,392, 0.250% - 2.750%, 09/30/2025 - 02/15/2028, with a total market value of $9,455,441)

(Cost $9,338,332)	$9,338,332	$9,338,332
TOTAL INVESTMENTS — 132.3%
(Cost $191,242,917)		$80,294,334

Percentages are based on Net Assets of $60,703,132.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $17,831,556.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $19,621,932.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

Cl — Class
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$60,672,402	$—	$—	$60,672,402
Short-Term Investment	10,283,600	—	—	10,283,600
Repurchase Agreement	—	9,338,332	—	9,338,332
Total Investments in Securities	$70,956,002	$9,338,332	$—	$80,294,334

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Cannabis ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Common Stock
Balance as of November 30, 2021	$1,582,637
Transfers out of Level 3	(1,255,870)
Transfers into Level 3	–
Net purchases	593,105
Net sales	(248,462)
Realized gain/(loss)	(524,060)
Change in unrealized appreciation/(depreciation)	(147,350)
Ending Balance as of May 31, 2022	$–

For the period ended May 31, 2022, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 4.7%
Health Care — 4.7%
Genscript Biotech *	2,727,018	$8,064,039

FRANCE — 0.4%
Health Care — 0.4%
Cellectis ADR * (A)	177,920	644,070

GERMANY — 7.3%
Health Care — 7.3%
BioNTech ADR	50,660	8,275,818
CureVac * (A)	218,388	4,213,401

TOTAL GERMANY		12,489,219
JAPAN — 1.5%
Health Care — 1.5%
Takara Bio	185,066	2,623,968

NETHERLANDS — 1.4%
Health Care — 1.4%
uniQure *	167,034	2,398,608

SWITZERLAND — 4.8%
Health Care — 4.8%
CRISPR Therapeutics * (A)	140,837	8,175,588

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 79.9%
Health Care — 79.9%
2seventy bio *	149,044	$1,848,146
Agilent Technologies	62,191	7,933,084
Allogene Therapeutics *	290,623	2,304,640
Alnylam Pharmaceuticals *	47,214	5,939,521
Arrowhead Pharmaceuticals *	175,760	5,863,354
Beam Therapeutics *	183,685	6,462,038
BioMarin Pharmaceutical *	91,114	6,845,395
Bionano Genomics * (A)	1,156,168	2,000,171
Bluebird Bio *	280,470	897,504
CareDx *	209,258	5,262,839
Caribou Biosciences * (A)	194,379	1,619,177
Editas Medicine, Cl A *	273,890	3,119,607
Fulgent Genetics *	84,798	4,622,339
Gilead Sciences	59,313	3,846,448
Illumina *	12,271	2,938,659
Intellia Therapeutics *	148,305	6,842,793
Invitae * (A)	902,881	3,313,573
Moderna *	25,641	3,726,406
Myriad Genetics *	308,737	5,940,100
NanoString Technologies *	178,926	2,798,403
Natera *	201,998	7,411,307
Pacific Biosciences of California *	881,219	4,961,263
QIAGEN *	161,536	7,422,579
REGENXBIO *	145,573	3,062,856
Rocket Pharmaceuticals *	239,454	2,837,530
Sangamo Therapeutics *	495,504	1,808,590
Sarepta Therapeutics *	98,859	7,198,912
Sorrento Therapeutics * (A)	1,279,879	2,099,002
Stoke Therapeutics *	71,150	861,626
Ultragenyx Pharmaceutical *	103,021	4,831,685
Veracyte *	282,057	4,958,562

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Health Care — continued
Vertex Pharmaceuticals *	13,671	$3,672,714
Verve Therapeutics * (A)	101,727	1,542,181

TOTAL UNITED STATES		136,793,004
TOTAL COMMON STOCK
(Cost $272,546,536)		171,188,496

SHORT-TERM INVESTMENT(B)(C) — 2.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $3,747,016)	3,747,016	3,747,016

REPURCHASE AGREEMENT(B) — 2.0%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $3,480,772 (collateralized by various  U.S. Treasury Obligations, ranging in par value $60,976 - $410,152, 0.250% - 2.750%, 09/30/2025 - 02/15/2028, with a total market value of $3,524,352)

(Cost $3,480,701)	$3,480,701	3,480,701
TOTAL INVESTMENTS — 104.2%
(Cost $279,774,253)		$178,416,213

Percentages are based on Net Assets of $171,225,300.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $6,799,127.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $7,227,717.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Genomics & Biotechnology ETF

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

ADR — American Depositary Receipt
Cl — Class
The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$171,188,496	$—	$—	$171,188,496
Short-Term Investment	3,747,016	—	—	3,747,016
Repurchase Agreement	—	3,480,701	—	3,480,701
Total Investments in Securities	$174,935,512	$3,480,701	$—	$178,416,213

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Consumer Staples — 4.5%
Anjoy Foods Group, Cl A	6,051	$119,083

Health Care — 95.3%
3SBio *	66,500	49,416
Alphamab Oncology *	19,400	19,164
Ascentage Pharma Group International *	6,400	14,210
Beijing Bohui Innovation Biotechnology Group, Cl A *	12,900	12,187
Beijing SL Pharmaceutical, Cl A	21,700	31,968
Beijing Tiantan Biological Products, Cl A	25,257	85,231
Beijing Wantai Biological Pharmacy Enterprise, Cl A	3,615	68,946
Berry Genomics, Cl A *	8,355	16,211
BGI Genomics, Cl A	8,838	86,946
Changchun High & New Technology Industry Group, Cl A	9,347	232,129
Chengdu Kanghua Biological Products, Cl A	1,950	28,476
Chongqing Zhifei Biological Products, Cl A	14,100	184,245
CSPC Pharmaceutical Group	208,000	222,699
Daan Gene, Cl A	38,780	102,010
Genscript Biotech *	43,550	128,781
Getein Biotech, Cl A	7,800	21,849
Guangdong Hybribio Biotech, Cl A	9,763	30,110
Guangzhou Wondfo Biotech, Cl A	9,800	56,781
Hebei Changshan Biochemical Pharmaceutical, Cl A	17,700	16,403
Hualan Biological Engineering, Cl A	36,300	101,627
Joinn Laboratories China, Cl A	5,860	93,374

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
JW Cayman Therapeutics *	10,600	$10,093
Kintor Pharmaceutical *	7,300	22,285
PharmaBlock Sciences Nanjing, Cl A	5,781	71,689
Shanghai Haohai Biological Technology, Cl A	1,255	16,455
Shanghai RAAS Blood Products, Cl A	98,000	82,603
Shenzhen Kangtai Biological Products, Cl A	11,371	106,042
Shenzhen Neptunus Bioengineering, Cl A *	63,400	35,689
Sichuan Kelun Pharmaceutical, Cl A	27,100	72,260
Viva Biotech Holdings	37,000	11,743
Walvax Biotechnology, Cl A	27,700	192,549
Wuxi Biologics Cayman *	29,550	218,455
Zai Lab ADR *	2,738	79,676
		2,522,302

TOTAL CHINA		2,641,385
TOTAL COMMON STOCK
(Cost $3,705,418)		2,641,385
TOTAL INVESTMENTS — 99.8%
(Cost $3,705,418)		$2,641,385

Percentages are based on Net Assets of $2,646,981.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 10.9%
Consumer Discretionary — 10.9%
Alibaba Health Information Technology *	13,285,200	$6,773,368
JD Health International *	1,247,650	7,943,372
Ping An Healthcare and Technology * (A)	1,425,800	3,834,579

TOTAL CHINA		18,551,319
GERMANY — 2.9%
Health Care — 2.9%
CompuGroup Medical & KgaA	88,841	4,986,950

UNITED STATES — 86.0%
Financials — 0.5%
eHealth *	83,335	875,018

Health Care — 85.5%
1Life Healthcare *	493,773	4,182,257
Agilent Technologies	62,526	7,975,817
Allscripts Healthcare Solutions *	345,747	5,908,816
American Well, Cl A *	590,893	2,233,575
Cerner	78,425	7,438,611
Change Healthcare *	311,173	7,496,158
Computer Programs and Systems *	46,166	1,472,234
Cue Health * (A)	240,344	1,271,420
Dexcom *	17,795	5,301,842

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
DocGo * (A)	254,670	$1,922,758
Doximity, Cl A *	169,775	5,940,427
GoodRx Holdings, Cl A *	224,320	1,787,830
Hims & Hers Health *	360,443	1,456,190
Illumina *	24,700	5,915,156
Invitae * (A)	729,521	2,677,342
iRhythm Technologies *	56,639	7,977,603
Laboratory Corp of America Holdings	29,064	7,170,670
LifeStance Health Group * (A)	234,480	1,746,876
Masimo *	62,837	8,824,200
NextGen Healthcare *	174,695	3,163,726
Omnicell *	68,183	7,579,222
OptimizeRx *	52,253	1,336,632
Pear Therapeutics * (A)	197,083	754,828
Personalis *	117,562	465,545
Phreesia *	160,257	2,907,062
R1 RCM *	319,424	6,858,033
ResMed	340,244	7,122,079
Sharecare * (A)	900,330	2,511,921
Signify Health, Cl A * (A)	212,320	2,893,922
SmileDirectClub, Cl A * (A)	364,288	513,646
Talkspace * (A)	394,129	555,722
Tandem Diabetes Care *	75,389	5,139,268
Teladoc Health *	131,199	4,472,574
UnitedHealth Group	14,320	7,113,890
Veracyte *	228,013	4,008,469
		146,096,321

TOTAL UNITED STATES		146,971,339
TOTAL COMMON STOCK
(Cost $322,316,459)		170,509,608

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 3.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $5,438,698)	5,438,698	$5,438,698

REPURCHASE AGREEMENT(B) — 3.0%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $5,052,252 (collateralized by various  U.S. Treasury Obligations, ranging in par value $88,505 - $595,325, 0.250% - 2.75%, 09/30/2025 - 02/15/2028, with a total market value of $5,115,505)

(Cost $5,052,149)	$5,052,149	5,052,149
TOTAL INVESTMENTS — 106.0%
(Cost $332,807,306)		$181,000,455

Percentages are based on Net Assets of $170,833,346.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $9,795,363.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $10,490,847.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Telemedicine & Digital Health ETF

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$170,509,608	$—	$—	$170,509,608
Short-Term Investment	5,438,698	—	—	5,438,698
Repurchase Agreement	—	5,052,149	—	5,052,149
Total Investments in Securities	$175,948,306	$5,052,149	$—	$181,000,455

 Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.8%
Health Care — 0.8%
Cochlear	2,418	$386,753

BELGIUM — 1.5%
Health Care — 1.2%
UCB	7,158	630,003

Real Estate — 0.3%
Aedifica ‡	1,352	156,419

TOTAL BELGIUM		786,422
CANADA — 0.6%
Health Care — 0.6%
Chartwell Retirement Residences	16,418	161,084
Sienna Senior Living	13,788	148,143

TOTAL CANADA		309,227
CHINA — 3.5%
Health Care — 3.5%
AK Medical Holdings	265,789	157,870
BeiGene ADR *	3,775	518,006
Beijing Chunlizhengda Medical Instruments, Cl H	140,916	154,646
Hansoh Pharmaceutical Group	217,643	392,257
Lifetech Scientific *	497,192	153,361
Luye Pharma Group *	469,424	147,190
Microport Scientific *	73,902	146,381
Venus MedTech Hangzhou, Cl H *	87,040	150,215

TOTAL CHINA		1,819,926

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 5.8%
Health Care — 5.8%
Demant *	8,826	$387,737
Genmab *	2,419	735,980
GN Store Nord	5,254	206,909
Novo Nordisk, Cl B	14,929	1,650,263

TOTAL DENMARK		2,980,889
FRANCE — 0.6%
Health Care — 0.6%
Korian	7,948	165,943
Orpea *	4,403	121,974

TOTAL FRANCE		287,917
GERMANY — 1.3%
Health Care — 1.3%
Fresenius Medical Care & KGaA	10,782	654,204

IRELAND — 0.1%
Health Care — 0.1%
Amarin ADR *	46,424	67,315

ITALY — 0.6%
Health Care — 0.6%
Amplifon	8,321	285,778

JAPAN — 7.3%
Health Care — 7.3%
Astellas Pharma	67,578	1,083,444
Chugai Pharmaceutical	52,336	1,435,279
Kissei Pharmaceutical	8,753	171,597
Nipro	20,508	163,241
Terumo	27,952	906,058

TOTAL JAPAN		3,759,619

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND — 0.3%
Health Care — 0.3%
Ryman Healthcare	27,301	$177,715

SOUTH KOREA — 1.3%
Health Care — 1.3%
Celltrion	5,076	658,501

SPAIN — 0.3%
Health Care — 0.3%
Pharma Mar	2,082	161,254

SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	22,023	171,076

SWITZERLAND — 6.2%
Health Care — 6.2%
Alcon	21,856	1,637,119
Sonova Holding	2,325	822,258
Straumann Holding	5,860	745,529

TOTAL SWITZERLAND		3,204,906
UNITED KINGDOM — 4.3%
Health Care — 4.3%
AstraZeneca ADR	25,010	1,662,665
Smith & Nephew	32,148	523,875

TOTAL UNITED KINGDOM		2,186,540
UNITED STATES — 65.1%
Health Care — 58.6%
AbbVie	10,228	1,507,300
ABIOMED *	1,674	441,434
ACADIA Pharmaceuticals *	6,293	101,632
Aerie Pharmaceuticals *	19,885	103,004
agilon health *	14,742	281,572

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Agios Pharmaceuticals *	5,718	$111,329
Alector *	12,173	107,853
Alphatec Holdings *	13,335	102,413
Amedisys *	1,220	141,410
Amgen	6,911	1,774,330
AngioDynamics *	7,960	156,255
Biogen *	5,410	1,082,000
Blueprint Medicines *	2,453	134,915
Boston Scientific *	38,752	1,589,220
Bristol-Myers Squibb	22,926	1,729,767
Brookdale Senior Living *	25,366	144,586
Cano Health *	30,650	157,848
CareMax *	22,518	105,384
DaVita *	3,540	345,115
Denali Therapeutics *	5,127	124,535
Dexcom *	3,379	1,006,739
Edwards Lifesciences *	14,305	1,442,659
Eli Lilly	5,648	1,770,309
Ensign Group	2,019	163,882
Exact Sciences *	6,402	318,884
Exelixis *	11,731	215,029
FibroGen *	13,463	132,476
Glaukos *	2,835	115,753
Halozyme Therapeutics *	5,055	232,429
Heron Therapeutics *	27,244	89,905
Incyte *	8,143	617,972
Inogen *	5,209	133,767
Insulet *	2,547	543,734
Integer Holdings *	2,212	176,473
Johnson & Johnson	9,479	1,701,765
LHC Group *	1,162	193,659
LivaNova *	2,150	146,351
MannKind *	43,718	182,741

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Medtronic	15,463	$1,548,619
Merit Medical Systems *	2,622	160,965
National HealthCare	2,435	171,156
Neurocrine Biosciences *	3,500	327,215
Novocure *	3,837	308,418
NuVasive *	3,184	182,793
Pennant Group *	9,392	179,669
Radius Health *	19,104	120,928
Regeneron Pharmaceuticals *	2,439	1,621,301
Roche Holding	3,738	1,460,805
Seagen *	6,730	913,126
Sight Sciences *	14,399	123,687
Silk Road Medical *	3,989	132,515
Stryker	6,442	1,510,649
Teleflex	1,725	496,352
Theravance Biopharma *	17,636	154,844
United Therapeutics *	1,658	381,904
Zimmer Biomet Holdings	7,704	926,098
		30,147,473

Real Estate — 6.5%
Diversified Healthcare Trust ‡	59,304	134,620
LTC Properties ‡	4,605	178,398
National Health Investors ‡	3,042	179,934
Omega Healthcare Investors ‡	8,777	261,291
Sabra Health Care ‡	12,317	172,931
Ventas ‡	14,705	834,362
Welltower ‡	17,799	1,585,713
		3,347,249

TOTAL UNITED STATES		33,494,722

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Aging Population ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $57,320,304)	$51,392,764
TOTAL INVESTMENTS — 99.9%
(Cost $57,320,304)	$51,392,764

Percentages are based on Net Assets of $51,457,132.
‡	Real Estate Investment Trust
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.5%
Consumer Staples — 0.5%
Blackmores	2,127	$110,956

CANADA — 2.8%
Consumer Discretionary — 2.8%
Gildan Activewear	21,022	662,147

CHINA — 10.2%
Consumer Discretionary — 10.2%
ANTA Sports Products	64,944	740,865
Li Ning	96,114	749,747
Topsports International Holdings	686,370	509,164
Xtep International Holdings	289,401	416,826

TOTAL CHINA		2,416,602
FRANCE — 3.5%
Consumer Staples — 3.5%
Danone	14,077	825,327

GERMANY — 6.0%
Consumer Discretionary — 6.0%
adidas	3,520	695,561
Puma	9,634	714,379

TOTAL GERMANY		1,409,940
HONG KONG — 1.1%
Consumer Discretionary — 1.1%
Yue Yuen Industrial Holdings	177,491	258,356
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
IRELAND — 1.5%
Consumer Staples — 1.5%
Glanbia	30,667	$355,787

ITALY — 0.7%
Consumer Discretionary — 0.7%
Technogym	22,090	170,380

JAPAN — 12.7%
Consumer Discretionary — 7.9%
ABC-Mart	9,140	390,765
Asics	20,888	362,083
Descente	8,462	167,931
Goldwin	5,235	322,292
Shimano	3,527	624,686
		1,867,757

Consumer Staples — 4.0%
Ariake Japan	3,633	138,237
Yakult Honsha	14,761	813,522
		951,759

Health Care — 0.8%
Tsumura	8,461	193,299

TOTAL JAPAN		3,012,815
NETHERLANDS — 1.3%
Consumer Discretionary — 1.3%
Basic-Fit *	7,258	304,007

SOUTH KOREA — 1.8%
Consumer Discretionary — 1.8%
Fila Holdings	6,666	170,799
Hwaseung Enterprise	6,617	84,504
Youngone	4,869	183,001

TOTAL SOUTH KOREA		438,304

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 2.7%
Consumer Discretionary — 2.7%
On Holding, Cl A *	30,617	$632,241

TAIWAN — 7.4%
Consumer Discretionary — 7.4%
Feng TAY Enterprise	97,381	637,464
Fulgent Sun International Holding	20,165	105,949
Giant Manufacturing	40,658	368,408
Merida Industry	32,660	293,124
Pou Chen	323,586	348,949

TOTAL TAIWAN		1,753,894
UNITED KINGDOM — 4.6%
Consumer Discretionary — 4.6%
Frasers Group *	54,094	471,088
JD Sports Fashion *	407,225	629,473

TOTAL UNITED KINGDOM		1,100,561
UNITED STATES — 43.0%
Consumer Discretionary — 24.9%
Beachbody *	39,652	88,821
Clarus	4,070	89,174
Columbia Sportswear	7,131	554,649
Dick’s Sporting Goods	6,222	505,413
F45 Training Holdings *	10,377	65,998
Foot Locker	10,566	348,467
Hibbett	1,877	95,258
Lululemon Athletica *	2,093	612,600
NIKE, Cl B	6,064	720,706
Peloton Interactive, Cl A *	31,113	434,337
Planet Fitness, Cl A *	9,331	656,622
Shoe Carnival	3,085	84,097
Skechers USA, Cl A *	14,946	588,872

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Under Armour, Cl A *	20,744	$219,472
VF	13,969	704,876
WW International *	8,080	57,287
Zumiez *	2,178	71,460
		5,898,109

Consumer Staples — 13.6%
BellRing Brands *	14,992	392,041
Calavo Growers	2,055	69,973
Cal-Maine Foods	4,852	231,586
Celsius Holdings *	8,292	556,310
Hain Celestial Group *	10,046	264,712
Herbalife Nutrition *	12,082	263,267
Medifast	1,264	210,772
Nu Skin Enterprises, Cl A	5,475	255,409
Sanderson Farms	2,459	490,570
Sprouts Farmers Market *	12,198	330,444
USANA Health Sciences *	2,124	149,381
		3,214,465

Health Care — 3.9%
Dexcom *	1,519	452,571
Prestige Consumer Healthcare *	5,521	308,182
Tivity Health *	5,467	177,131
		937,884

Industrials — 0.6%
Healthcare Services Group	8,115	139,334

TOTAL UNITED STATES		10,189,792
TOTAL COMMON STOCK
(Cost $31,286,051)		23,641,109
TOTAL INVESTMENTS — 99.8%
(Cost $31,286,051)		$23,641,109

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Health & Wellness ETF

Percentages are based on Net Assets of $23,682,618.

*	Non-income producing security.

Cl — Class

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.1%
Information Technology — 1.1%
Novonix *	413,068	$1,211,925

CANADA — 3.0%
Industrials — 1.6%
Ballard Power Systems *	252,193	1,833,443

Information Technology — 1.4%
Canadian Solar *	50,574	1,621,403

TOTAL CANADA		3,454,846
CHINA — 16.4%
Industrials — 4.0%
China Everbright Environment Group	5,209,400	3,134,053
Dongfang Electric, Cl H	332,200	381,082
Xinjiang Goldwind Science & Technology, Cl H	657,500	1,077,738
		4,592,873

Information Technology — 12.4%
Daqo New Energy ADR *	62,333	3,048,084
Flat Glass Group, Cl H	380,600	1,583,903
JinkoSolar Holding ADR *	40,346	2,471,999
Xinyi Solar Holdings	4,019,700	7,162,711
		14,266,697

TOTAL CHINA		18,859,570

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 5.5%
Industrials — 5.5%
Vestas Wind Systems	245,927	$6,269,856

GERMANY — 5.2%
Industrials — 4.0%
Nordex *	135,472	1,595,641
Varta	34,363	3,043,560
		4,639,201

Information Technology — 1.2%
SMA Solar Technology *	29,321	1,387,069

TOTAL GERMANY		6,026,270
NETHERLANDS — 1.7%
Industrials — 1.7%
Alfen Beheer BV *	18,396	1,979,537

NORWAY — 1.7%
Industrials — 1.7%
NEL *	1,236,398	1,923,508

SOUTH KOREA — 14.9%
Industrials — 3.0%
CS Wind	35,715	1,651,227
Doosan Fuel Cell *	55,520	1,750,145
		3,401,372

Information Technology — 7.5%
Samsung SDI	18,606	8,647,308

Materials — 4.4%
Hanwha Solutions *	162,188	5,119,174

TOTAL SOUTH KOREA		17,167,854

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 4.7%
Industrials — 4.7%
Siemens Gamesa Renewable Energy *	282,017	$5,425,902

SWITZERLAND — 1.2%
Information Technology — 1.2%
Landis+Gyr Group	24,368	1,419,804

TAIWAN — 2.3%
Information Technology — 2.3%
Simplo Technology	162,464	1,679,214
United Renewable Energy *	1,384,600	1,016,089

TOTAL TAIWAN		2,695,303
UNITED KINGDOM — 6.5%
Industrials — 2.9%
Ceres Power Holdings *	161,239	1,361,507
ITM Power *	521,289	1,936,126
		3,297,633

Materials — 3.6%
Johnson Matthey	158,538	4,215,905

TOTAL UNITED KINGDOM		7,513,538
UNITED STATES — 35.7%
Consumer Discretionary — 3.2%
QuantumScape, Cl A *	284,283	3,635,980

Industrials — 13.0%
Ameresco, Cl A *	28,673	1,683,679
Array Technologies *	113,572	1,258,378
Bloom Energy, Cl A *	137,117	2,402,290
Fluence Energy, Cl A *	46,029	451,084
FuelCell Energy *	311,750	1,278,175
Plug Power *	294,287	5,438,424
Shoals Technologies Group, Cl A *	88,114	1,374,578

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Stem *	130,457	$1,127,148
		15,013,756

Information Technology — 19.5%
Enphase Energy *	42,634	7,938,024
First Solar *	74,698	5,274,426
SolarEdge Technologies *	24,177	6,595,244
SunPower, Cl A *	146,434	2,587,489
		22,395,183

TOTAL UNITED STATES		41,044,919
TOTAL COMMON STOCK
(Cost $170,221,760)		114,992,832
TOTAL INVESTMENTS — 99.9%
(Cost $170,221,760)		$114,992,832

Percentages are based on Net Assets of $115,116,328.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 100.0%
Consumer Discretionary — 0.8%
TopBuild *	165,029	$32,553,620
Industrials — 68.1%
Acuity Brands	174,206	30,489,534
Advanced Drainage Systems	355,656	38,947,889
AECOM	705,621	49,287,627
Altra Industrial Motion	321,919	12,622,444
Arcosa	276,447	14,615,753
Argan	352,570	14,099,274
Astec Industries	204,836	9,580,180
Atkore *	231,178	25,179,908
Atlas Technical Consultants *	1,706,583	13,959,849
Builders FirstSource *	959,392	62,446,825
Carlisle	261,206	66,458,643
Columbus McKinnon	281,890	9,513,787
Construction Partners, Cl A *	575,107	13,221,710
Crane Holdings	291,537	27,888,429
CSW Industrials	114,327	12,132,381
CSX	3,915,076	124,460,266
Custom Truck One Source * (A)	1,788,655	10,660,384

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Deere	366,498	$131,125,654
DXP Enterprises *	520,031	15,954,551
Dycom Industries *	167,682	15,612,871
Eaton	831,559	115,254,077
EMCOR Group	266,292	28,128,424
Emerson Electric	1,432,463	127,002,170
Exponent	258,754	23,388,774
Fastenal	2,363,419	126,584,722
Fortive	1,861,437	114,980,963
Gibraltar Industries *	233,273	9,741,480
Gorman-Rupp	327,919	9,768,707
Graco	851,811	53,919,636
Granite Construction	366,195	11,956,267
Greenbrier	349,205	14,530,420
H&E Equipment Services	319,542	11,391,672
Herc Holdings	147,752	17,319,489
Howmet Aerospace	2,138,996	76,511,887
Hubbell, Cl B	271,748	51,594,075
IDEX	381,153	73,009,857
Insteel Industries	330,798	13,698,345
Jacobs Engineering Group	645,332	90,404,560
Lincoln Electric Holdings	294,801	40,039,872
MasTec *	370,787	30,994,085
MDU Resources Group	1,014,488	27,776,681
MRC Global *	1,770,359	19,810,317
Mueller Industries	283,178	15,249,135
Mueller Water Products, Cl A	1,017,788	12,142,211
MYR Group *	147,332	13,497,085
Norfolk Southern	482,911	115,734,450
Northwest Pipe *	471,011	15,736,478
NOW *	1,500,151	16,561,667
Parker-Hannifin	426,268	116,017,362
Pentair	826,202	41,450,554

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Powell Industries	512,962	$13,788,419
Primoris Services	524,375	12,731,825
Quanta Services	713,151	84,864,969
RBC Bearings *	144,015	26,842,956
Regal Rexnord	339,628	42,436,519
Rockwell Automation	425,190	90,650,508
SPX *	254,266	12,797,208
Sterling Infrastructure *	516,888	12,720,614
Terex	343,433	12,154,094
Tetra Tech	270,846	36,556,085
Titan Machinery *	439,659	11,611,394
Trane Technologies	762,892	105,324,870
Trinity Industries	480,270	11,939,512
Tutor Perini *	1,152,019	11,681,473
Union Pacific	541,960	119,111,969
United Rentals *	362,427	108,068,483
Valmont Industries	105,599	27,112,543
Wabash National	672,164	10,317,717
WESCO International *	251,562	31,591,156
Willdan Group *	428,852	11,424,617
Woodward	314,760	31,982,764
Zurn Water Solutions	599,485	17,277,158
		2,975,440,234
Information Technology — 2.5%
Badger Meter	148,858	11,780,622
Calix *	330,547	12,210,406
Trimble *	1,256,173	85,482,573
		109,473,601
Materials — 24.9%
Alcoa	937,015	57,832,566
Allegheny Technologies *	679,009	18,672,748
Arconic *	544,706	15,322,580

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Carpenter Technology	456,681	$16,088,872
Century Aluminum *	830,659	9,801,776
Cleveland-Cliffs *	2,505,338	58,073,735
Commercial Metals	605,854	24,070,579
Eagle Materials	202,898	26,490,363
Haynes International	371,834	14,222,650
Louisiana-Pacific	439,071	30,322,243
Martin Marietta Materials	348,909	118,412,736
Minerals Technologies	186,925	12,385,651
Nucor	1,435,022	190,083,014
Reliance Steel & Aluminum	312,988	60,844,867
RPM International	647,732	57,065,189
Ryerson Holding	631,778	19,041,789
Steel Dynamics	994,020	84,869,428
Summit Materials, Cl A *	597,669	16,322,340
TimkenSteel *	997,716	23,047,240
United States Steel	1,355,553	33,983,714
Vulcan Materials	718,400	118,442,608
Westlake	639,547	84,490,554
		1,089,887,242
Utilities — 3.7%
Sempra Energy	989,774	162,184,368
TOTAL COMMON STOCK
(Cost $4,343,777,640)		4,369,539,065

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $1,638,469)	1,638,469	1,638,469

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.0%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $1,522,048 (collateralized by various  U.S. Treasury Obligations, ranging in par value $26,663 - $179,348, 0.250% -2.750%, 09/30/2025 - 02/15/2028, with a total market value of $1,541,102)

(Cost $1,522,016)	$1,522,016	$1,522,016
TOTAL INVESTMENTS — 100.0%
(Cost $4,346,938,125)		$4,372,699,550

Percentages are based on Net Assets of $4,373,901,924.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $3,062,844.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $3,160,485.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,369,539,065	$—	$—	$4,369,539,065
Short-Term Investment	1,638,469	—	—	1,638,469
Repurchase Agreement	—	1,522,016	—	1,522,016
Total Investments in Securities	$4,371,177,534	$1,522,016	$—	$4,372,699,550

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Thematic Growth ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 99.8%
Global X Cannabis ETF(A)	1,293,239	$4,397,013
Global X Cloud Computing ETF*(A) (B)	654,259	11,685,066
Global X FinTech ETF(A) (B)	446,577	11,311,795
Global X Genomics & Biotechnology ETF(A)	468,508	5,622,096
Global X Lithium & Battery Tech ETF(A)	291,059	21,424,853
Global X Renewable Energy Producers ETF(A)	532,114	8,040,242
Global X Robotics & Artificial Intelligence ETF(A)	257,408	6,139,181
Global X Social Media ETF*(A)	308,214	11,218,990
TOTAL EXCHANGE TRADED FUNDS
(Cost $124,684,157)		79,839,236

SHORT-TERM INVESTMENT(C)(D) — 4.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $3,340,224)	3,340,224	3,340,224

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Thematic Growth ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 3.9%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $3,102,885 (collateralized by various  U.S. Treasury Obligations, ranging in par value $54,356 - $365,624, 0.250% - 2.750%, 09/30/2025 - 02/15/2028, with a total market value of $3,141,732)

(Cost $3,102,821)	$3,102,821	$3,102,821
TOTAL INVESTMENTS — 107.9%
(Cost $131,127,202)		$86,282,281

Percentages are based on Net Assets of $79,976,746.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $5,891,717.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $6,443,045.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

Cl — Class
ETF — Exchange Traded Fund

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$79,839,236	$—	$—	$79,839,236
Short-Term Investment	3,340,224	—	—	3,340,224
Repurchase Agreement	—	3,102,821	—	3,102,821
Total Investments in Securities	$83,179,460	$3,102,821	$—	$86,282,281

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the period ended May 31, 2022:
	Value at 11/30/21	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/22	Shares	Dividend Income	Capital Gain
Global X Cannabis ETF	$6,346,511	$2,826,481	$(588,317)	$(4,092,488)	$(95,174)	$4,397,013	1,293,239	$141,864	$	−
Global X Cloud Computing ETF	17,449,964	2,992,705	(1,913,859)	(6,551,456)	(292,288)	11,685,066	654,259	−		306,532
Global X FinTech ETF	16,833,127	4,174,630	(1,410,966)	(8,115,186)	(169,810)	11,311,795	446,577	853,288		−
Global X Genomics & Biotechnology ETF	23,960,245	3,905,681	(14,288,398)	(172,698)	(7,782,734)	5,622,096	468,508	8,106		−
Global X Lithium & Battery Tech ETF	10,545,810	15,709,389	(1,738,529)	(3,126,912)	35,095	21,424,853	291,059	17,902		−
Global X Renewable Energy Producers ETF	9,141,433	1,764,203	(2,545,147)	(230,119)	(90,128)	8,040,242	532,114	43,647		−
Global X Robotics & Artificial Intelligence ETF	9,418,697	1,696,138	(1,656,214)	(3,026,567)	(292,873)	6,139,181	257,408	−		−
Global X Social Media ETF	16,244,505	2,938,309	(1,863,870)	(5,686,219)	(413,735)	11,218,990	308,214	−		−
Totals:	$109,940,292	$36,007,536	$(26,005,300)	$(31,001,645)	$(9,101,647)	$79,839,236	4,251,378	$1,064,807		$306,532

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 4.1%
Materials — 4.1%
Nufarm	63,630	$241,462

CANADA — 13.0%
Consumer Staples — 0.8%
Maple Leaf Foods	903	19,840
SunOpta *	3,585	27,891
		47,731

Materials — 12.2%
Nutrien	7,470	726,009

TOTAL CANADA		773,740
CHINA — 9.8%
Consumer Staples — 9.8%
Cheng De Lolo, Cl A *	212,680	291,984
Yuan Longping High-tech Agriculture, Cl A *	107,300	287,390

TOTAL CHINA		579,374
GERMANY — 2.2%
Health Care — 2.2%
Bayer	1,868	133,233

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.3%
Materials — 0.3%
ICL Group	1,603	$17,811

PHILIPPINES — 0.4%
Consumer Staples — 0.4%
Monde Nissin *	81,362	22,986

UNITED KINGDOM — 4.3%
Consumer Staples — 3.9%
Unilever	4,769	229,897

Industrials — 0.4%
CNH Industrial	1,837	27,427

TOTAL UNITED KINGDOM		257,324
UNITED STATES — 65.7%
Consumer Discretionary — 3.3%
GrowGeneration *	38,475	198,146

Consumer Staples — 30.8%
AppHarvest *	48,121	152,062
Archer-Daniels-Midland	1,063	96,542
Benson Hill *	5,117	17,705
Beyond Meat *	18,688	494,298
Hain Celestial Group *	591	15,573
Ingredion	228	21,589
Kellogg	631	44,006
Oatly Group ADR *	182,075	751,970
Sprouts Farmers Market *	633	17,148
Tattooed Chef *	30,072	217,721
		1,828,614

Industrials — 16.4%
AGCO	144	18,451
Deere	638	228,263
Hydrofarm Holdings Group *	20,554	141,617

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Lindsay	2,135	$269,010
Titan Machinery *	12,112	319,878
		977,219

Materials — 15.2%
Corteva	13,714	858,771
FMC	233	28,561
Scotts Miracle-Gro, Cl A	181	17,126
		904,458

TOTAL UNITED STATES		3,908,437
TOTAL COMMON STOCK
(Cost $7,622,049)		5,934,367

U.S. TREASURY OBLIGATION — 9.3%
U.S Treasury Bill
0.495%, 06/02/22(A)
(Cost $549,993)	$550,000	549,994
TOTAL INVESTMENTS — 109.1%
(Cost $8,172,042)		$6,484,361

Percentages are based on Net Assets of $5,944,814.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X AgTech & Food Innovation ETF

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,934,367	$—	$—	$5,934,367
U.S. Treasury Obligation	—	549,994	—	549,994
Total Investments in Securities	$5,934,367	$549,994	$—	$6,484,361

Amounts designated as “—“  are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 100.1%
CANADA — 19.3%
Financials — 4.8%
Voyager Digital * (A)	1,214,105	$3,282,792

Information Technology — 14.5%
BIGG Digital Assets * (A)	2,944,158	1,117,283
Bitfarms * (A)	1,614,443	3,242,033
Hive Blockchain Technologies * (A)	577,269	2,523,853
Hut 8 Mining * (A)	1,144,498	2,958,855
		9,842,024

TOTAL CANADA		13,124,816
CHINA — 13.5%
Industrials — 0.7%
SOS ADR * (A)	1,336,590	513,250

Information Technology — 12.8%
Bit Digital * (A)	483,819	861,198
BIT Mining ADR * (A)	901,517	1,920,231
Canaan ADR *	1,206,722	4,513,141
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Ebang International Holdings, Cl A *	1,727,425	$1,381,767
		8,676,337

TOTAL CHINA		9,189,587
GERMANY — 4.8%
Information Technology — 4.8%
Northern Data * (A)	88,611	3,267,299

HONG KONG — 0.1%
Financials — 0.1%
EQONEX * (A)	64,567	75,543

UNITED KINGDOM — 5.4%
Information Technology — 5.4%
Argo Blockchain *	5,557,071	3,641,869

UNITED STATES — 57.0%
Consumer Discretionary — 2.7%
Overstock.com *	58,734	1,820,167

Financials — 22.5%
Bakkt Holdings * (A)	507,471	1,446,292
Block, Cl A *	18,589	1,626,724
Coinbase Global, Cl A * (A)	91,603	7,154,194
Galaxy Digital Holdings *	788,318	5,067,024
		15,294,234

Information Technology — 31.8%
Cipher Mining *	189,423	460,298
Cleanspark *	528,307	3,111,728
GreenBox POS * (A)	256,876	675,584
Marathon Digital Holdings * (A)	635,613	6,502,321
NVIDIA	10,612	1,981,473
PayPal Holdings *	22,034	1,877,517
Riot Blockchain *	901,383	6,480,944

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Blockchain ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Terawulf * (A)	169,454	$540,558
		21,630,423

TOTAL UNITED STATES		38,744,824
TOTAL COMMON STOCK
(Cost $168,024,294)		68,043,938

SHORT-TERM INVESTMENT(B)(C) — 15.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $10,720,721)	10,720,721	10,720,721

REPURCHASE AGREEMENT(B) — 14.6%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $9,948,150 (collateralized by various  U.S. Treasury Obligations, ranging in par value $174,270 - $1,172,226, 0.250% - 2.75%, 09/30/2025 - 02/15/2028, with a total market value of $10,072,697)

(Cost $9,947,946)	$9,947,946	9,947,946
TOTAL INVESTMENTS — 130.5%
(Cost $188,692,961)		$88,712,605

Percentages are based on Net Assets of $68,004,001.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $19,359,921.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $20,668,667.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Blockchain ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$68,043,938	$—	$—	$68,043,938
Short-Term Investment	10,720,721	—	—	10,720,721
Repurchase Agreement	—	9,947,946	—	9,947,946
Total Investments in Securities	$78,764,659	$9,947,946	$—	$88,712,605

Amounts designated as “—“  are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 3.0%
Utilities — 3.0%
Cia de Saneamento Basico do Estado de Sao Paulo *	16,809	$162,393
Cia de Saneamento de Minas Gerais-COPASA	9,615	27,332

TOTAL BRAZIL		189,725
CHILE — 0.4%
Utilities — 0.4%
Aguas Andinas, Cl A	129,766	27,233

CHINA — 7.9%
Industrials — 1.6%
Beijing Originwater Technology, Cl A	114,300	83,508
WPG Shanghai Smart Water, Cl A	12,300	19,354
		102,862

Utilities — 6.3%
Beijing Capital Eco-Environment Protection Group, Cl A	166,900	72,963
Beijing Enterprises Water Group	190,040	62,979
Chengdu Xingrong Environment, Cl A	58,300	45,911
China Water Affairs Group	39,700	39,520

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Guangdong Investment	137,600	$173,632
		395,005

TOTAL CHINA		497,867
JAPAN — 3.9%
Industrials — 3.9%
Kurita Water Industries	4,807	186,272
METAWATER	1,137	17,906
Nomura Micro Science	558	18,239
Organo	275	20,971

TOTAL JAPAN		243,388
SAUDI ARABIA — 0.4%
Utilities — 0.4%
AlKhorayef Water & Power Technologies	722	23,293

SINGAPORE — 1.3%
Utilities — 1.3%
Keppel Infrastructure Trust	198,651	81,872

SOUTH KOREA — 2.4%
Consumer Discretionary — 2.4%
Coway	2,640	152,570

UNITED KINGDOM — 13.4%
Utilities — 13.4%
Pennon Group	13,165	166,085
Severn Trent	7,921	291,000
United Utilities Group	29,296	390,633

TOTAL UNITED KINGDOM		847,718
UNITED STATES — 67.1%
Energy — 0.5%
Select Energy Services, Cl A *	3,688	31,237

Industrials — 33.2%
Advanced Drainage Systems	2,660	291,297

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
AO Smith	4,329	$260,259
Energy Recovery *	2,275	45,978
Evoqua Water Technologies *	5,792	206,137
Franklin Electric	1,899	139,994
Mueller Water Products, Cl A	7,470	89,117
Pentair	5,264	264,095
Reliance Worldwide	36,111	101,545
Watts Water Technologies, Cl A	1,335	174,658
Xylem	6,171	519,907
		2,092,987

Information Technology — 1.8%
Badger Meter	1,418	112,221

Materials — 7.8%
Ecolab	2,986	489,435

Utilities — 23.8%
American States Water	1,792	142,016
American Water Works	3,684	557,205
California Water Service Group	2,555	137,127
Essential Utilities	11,029	510,202
Middlesex Water	838	71,255
SJW Group	1,337	82,693
		1,500,498

TOTAL UNITED STATES		4,226,378
TOTAL COMMON STOCK
(Cost $7,363,065)		6,290,044
TOTAL INVESTMENTS — 99.8%
(Cost $7,363,065)		$6,290,044

Percentages are based on Net Assets of $6,299,844.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Clean Water ETF

*	Non-income producing security.

Cl — Class
As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 7.9%
Industrials — 7.9%
Ballard Power Systems *	333,428	$2,424,022
NFI Group	10,142	97,022

TOTAL CANADA		2,521,044
FRANCE — 5.0%
Consumer Discretionary — 0.4%
Cie Plastic Omnium	7,234	135,072

Industrials — 4.6%
McPhy Energy *	89,449	1,470,870

TOTAL FRANCE		1,605,942
GERMANY — 5.2%
Industrials — 5.2%
SFC Energy *	62,450	1,675,832

JAPAN — 2.3%
Consumer Discretionary — 2.3%
Toyota Motor	45,824	756,045

NORWAY — 13.0%
Industrials — 13.0%
NEL *	2,676,492	4,163,913

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 5.4%
Industrials — 5.4%
Doosan Fuel Cell *	55,516	$1,750,019

SWEDEN — 7.3%
Industrials — 7.3%
Cell Impact *	726,917	1,101,114
PowerCell Sweden *	81,923	1,248,064

TOTAL SWEDEN		2,349,178
UNITED KINGDOM — 15.3%
Industrials — 12.8%
AFC Energy *	3,480,478	1,210,662
Ceres Power Holdings *	177,151	1,495,868
ITM Power *	377,066	1,400,466
		4,106,996

Materials — 2.5%
Linde	2,437	791,245

TOTAL UNITED KINGDOM		4,898,241
UNITED STATES — 38.5%
Industrials — 36.1%
Advent Technologies Holdings *	49,868	67,821
Bloom Energy, Cl A *	207,972	3,643,669
Chart Industries *	1,097	192,940
Cummins	3,963	828,743
FuelCell Energy *	332,471	1,363,131
Hyster-Yale Materials Handling	3,621	133,796
Hyzon Motors *	367,525	1,786,172
Lightning eMotors *	24,828	99,560
Nikola *	14,535	102,617
Plug Power *	181,170	3,348,022
		11,566,471

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Hydrogen ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — 2.4%
Air Products & Chemicals	3,145	$774,173

TOTAL UNITED STATES		12,340,644
TOTAL COMMON STOCK
(Cost $42,524,091)		32,060,858

U.S. TREASURY OBLIGATION — 9.0%
U.S Treasury Bill
0.495%, 06/02/22(A)
(Cost $2,899,960)	$2,900,000	2,899,968
TOTAL INVESTMENTS — 108.9%
(Cost $45,424,051)		$34,960,826

Percentages are based on Net Assets of $32,088,948.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,060,858	$—	$—	$32,060,858
U.S. Treasury Obligation	—	2,899,968	—	2,899,968
Total Investments in Securities	$32,060,858	$2,899,968	$—	$34,960,826

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 0.9%
Information Technology — 0.9%
Canadian Solar *	2,466	$79,060

CHINA — 60.6%
Industrials — 9.8%
Ginlong Technologies, Cl A	7,650	193,558
ReneSola ADR *	4,479	21,365
Sineng Electric, Cl A	8,100	43,523
Sungrow Power Supply, Cl A	47,800	572,220
		830,666

Information Technology — 48.7%
Daqo New Energy ADR *	3,989	195,062
Flat Glass Group, Cl H *	22,600	94,052
GCL Technology Holdings *	1,106,000	397,540
Hangzhou First Applied Material, Cl A	25,200	299,333
JA Solar Technology, Cl A	32,300	452,628
Jiangsu Akcome Science & Technology, Cl A *	187,300	95,061
JinkoSolar Holding ADR *	2,271	139,144
LONGi Green Energy Technology, Cl A	62,900	745,827
Risen Energy, Cl A *	29,500	117,260
Shenzhen SC New Energy Technology, Cl A	10,300	109,332
Tianjin Zhonghuan Semiconductor, Cl A	97,600	637,087
Trina Solar, Cl A	48,053	461,868

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xinyi Solar Holdings	209,600	$373,487
		4,117,681

Utilities — 2.1%
CECEP Solar Energy, Cl A *	93,200	106,185
GCL New Energy Holdings *	1,230,900	24,632
Xinyi Energy Holdings	83,000	45,702
		176,519

TOTAL CHINA		5,124,866
GERMANY — 1.9%
Information Technology — 0.3%
SMA Solar Technology *	547	25,877

Utilities — 1.6%
Encavis	6,357	137,492

TOTAL GERMANY		163,369
INDIA — 0.6%
Utilities — 0.6%
Azure Power Global *	3,276	48,681

JAPAN — 0.7%
Industrials — 0.2%
gremz	1,710	20,191

Utilities — 0.5%
West Holdings	1,145	41,298

TOTAL JAPAN		61,489
SOUTH AFRICA — 0.7%
Utilities — 0.7%
Scatec	5,945	60,078

SOUTH KOREA — 2.3%
Materials — 2.3%
Hanwha Solutions *	6,055	191,115

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 2.4%
Utilities — 2.4%
Atlantica Sustainable Infrastructure	3,368	$109,965
Solaria Energia y Medio Ambiente *	3,889	90,321

TOTAL SPAIN		200,286
SWITZERLAND — 0.7%
Information Technology — 0.7%
Meyer Burger Technology *	125,818	58,909

TAIWAN — 2.0%
Information Technology — 2.0%
Anji Technology	11,000	19,972
Gigastorage *	28,030	21,729
Motech Industries	21,400	21,750
Tainergy Tech *	26,700	22,446
TSEC *	22,400	28,671
United Renewable Energy *	75,918	55,712

TOTAL TAIWAN		170,280
THAILAND — 0.3%
Utilities — 0.3%
Sermsang Power NVDR	81,251	23,506

UNITED STATES — 26.8%
Industrials — 5.7%
Array Technologies *	7,519	83,310
Beam Global *	971	13,876
FTC Solar *	6,782	27,467
Heliogen *	7,115	27,535
Shoals Technologies Group, Cl A *	3,221	50,248
Sunrun *	10,773	281,391
		483,827

Information Technology — 19.8%
Enphase Energy *	3,460	644,217

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
First Solar *	4,747	$335,186
Maxeon Solar Technologies *	1,755	20,990
SolarEdge Technologies *	2,192	597,956
SunPower, Cl A *	4,302	76,016
		1,674,365

Utilities — 1.3%
Sunnova Energy International *	5,218	104,360

TOTAL UNITED STATES		2,262,552
TOTAL COMMON STOCK
(Cost $7,402,436)		8,444,191
TOTAL INVESTMENTS — 99.9%
(Cost $7,402,436)		$8,444,191

Percentages are based on Net Assets of $8,454,942.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
NVDR  — Non-Voting Depositary Receipt

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 2.6%
Industrials — 0.3%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia	15,400	$11,570

Utilities — 2.3%
Omega Energia *	37,300	85,012

TOTAL BRAZIL		96,582
CANADA — 17.6%
Utilities — 17.6%
Boralex, Cl A	5,604	171,064
Innergex Renewable Energy	9,832	132,612
Northland Power	11,924	361,627

TOTAL CANADA		665,303
CHINA — 32.1%
Industrials — 14.5%
Jinlei Technology, Cl A *	17,400	85,445
Ming Yang Smart Energy Group, Cl A	47,700	181,748
Riyue Heavy Industry, Cl A	23,400	75,076
Titan Wind Energy Suzhou, Cl A	57,300	117,012
Xinjiang Goldwind Science & Technology, Cl H	54,200	88,842
		548,123

Utilities — 17.6%
CECEP Wind-Power, Cl A	264,400	182,088

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
China Datang Renewable Power, Cl H	166,000	$57,763
China Longyuan Power Group, Cl H	196,600	422,491
		662,342

TOTAL CHINA		1,210,465
DENMARK — 22.9%
Industrials — 10.9%
Vestas Wind Systems	16,086	410,109

Utilities — 12.0%
Orsted	4,024	454,376

TOTAL DENMARK		864,485
GERMANY — 2.1%
Industrials — 2.1%
Nordex *	6,898	81,247

GREECE — 1.9%
Utilities — 1.9%
Terna Energy	3,699	71,286

HONG KONG — 1.7%
Industrials — 0.4%
China High Speed Transmission Equipment Group *	28,300	16,160

Utilities — 1.3%
Concord New Energy Group	480,000	47,721

TOTAL HONG KONG		63,881
INDIA — 2.2%
Utilities — 2.2%
ReNew Energy Global, Cl A *	11,984	83,888

NORWAY — 0.3%
Industrials — 0.3%
Aker Offshore Wind *	36,237	10,446

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 2.5%
Industrials — 2.5%
CS Wind	1,674	$77,395
Unison *	7,326	15,455

TOTAL SOUTH KOREA		92,850
SPAIN — 9.5%
Industrials — 5.5%
Siemens Gamesa Renewable Energy *	10,889	209,500

Utilities — 4.0%
ACCIONA Energias Renovables	3,848	149,965

TOTAL SPAIN		359,465
SWEDEN — 1.7%
Industrials — 1.7%
Eolus Vind, Cl B	1,397	13,808
OX2 *	5,600	50,656

TOTAL SWEDEN		64,464
TAIWAN — 1.3%
Materials — 1.3%
Century Iron & Steel Industrial	12,000	47,959

UNITED STATES — 1.5%
Industrials — 1.5%
Infrastructure and Energy Alternatives *	3,006	24,439
TPI Composites *	2,493	34,378

TOTAL UNITED STATES		58,817
TOTAL COMMON STOCK
(Cost $4,418,863)		3,771,138
TOTAL INVESTMENTS — 99.9%
(Cost $4,418,863)		$3,771,138

Percentages are based on Net Assets of $3,775,601.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Wind Energy ETF

*	Non-income producing security.

Cl — Class

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Green Building ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 1.7%
Real Estate — 1.7%
Vicinity Centres ‡	30,269	$41,038

AUSTRIA — 0.6%
Industrials — 0.6%
Immobilien Anlagen	430	14,326

BRAZIL — 0.3%
Financials — 0.3%
BR Properties	4,150	7,724

CANADA — 0.3%
Real Estate — 0.3%
Dream Office ‡	340	6,258

CHINA — 8.7%
Real Estate — 8.7%
China Jinmao Holdings Group	91,040	24,601
China Overseas Grand Oceans Group	15,460	7,882
China Overseas Land & Investment	34,450	100,115
China Vanke, Cl H	21,170	46,843
CIFI Holdings Group	44,360	19,281
SOHO China *	42,300	8,033

TOTAL CHINA		206,755

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
FINLAND — 4.4%
Industrials — 4.1%
Kone, Cl B	1,920	$97,657

Real Estate — 0.3%
Citycon	1,000	8,002

TOTAL FINLAND		105,659
FRANCE — 11.6%
Industrials — 3.9%
Legrand	1,066	91,996

Real Estate — 7.7%
Covivio ‡	675	49,098
Gecina ‡	730	85,552
Klepierre ‡	1,872	42,554
Mercialys ‡	760	7,531
		184,735

TOTAL FRANCE		276,731
GUERNSEY — 0.4%
Real Estate — 0.4%
BMO Commercial Property Trust	6,950	10,301

HONG KONG — 4.5%
Real Estate — 4.5%
Hang Lung Properties	17,110	31,971
Hongkong Land Holdings	11,220	52,061
Swire Properties	9,860	24,130

TOTAL HONG KONG		108,162
JAPAN — 23.9%
Real Estate — 23.9%
Activia Properties ‡	6	19,146
Advance Logistics Investment ‡	6	7,644
AEON Investment ‡	15	17,968

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CRE Logistics ‡	5	$8,045
Fukuoka ‡	6	7,845
GLP J-Reit ‡	39	50,234
Industrial & Infrastructure Fund Investment ‡	19	28,121
Japan Metropolitan Fund Invest ‡	61	51,637
Japan Prime Realty Investment ‡	8	25,528
Japan Real Estate Investment ‡	12	59,606
Kenedix Retail ‡	5	10,809
LaSalle Logiport ‡	18	25,619
Nippon Building Fund ‡	14	76,179
Nippon Prologis ‡	21	55,991
Nomura Real Estate Master Fund ‡	39	50,870
Orix JREIT ‡	26	37,632
SOSiLA Logistics ‡	6	7,183
United Urban Investment ‡	26	29,063

TOTAL JAPAN		569,120
NETHERLANDS — 1.3%
Real Estate — 1.3%
CTP	1,020	14,314
Eurocommercial Properties ‡	430	11,028
Wereldhave ‡	390	6,530

TOTAL NETHERLANDS		31,872
ROMANIA — 1.4%
Real Estate — 1.4%
NEPI Rockcastle	5,414	34,119

SINGAPORE — 8.3%
Real Estate — 8.3%
CapitaLand Integrated Commercial Trust ‡	53,210	85,002
CDL Hospitality Trusts ‡	534	487
City Developments	3,360	20,245
Frasers Centrepoint Trust ‡	9,060	15,465

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Frasers Logistics & Commercial Trust ‡	23,590	$23,402
Keppel ‡	15,280	12,818
Lendlease Global Commercial ‡	13,260	7,931
Mapletree Commercial Trust ‡	19,190	24,917
Prime US ‡	10,170	7,272

TOTAL SINGAPORE		197,539
SPAIN — 2.2%
Real Estate — 2.2%
Inmobiliaria Colonial Socimi ‡	2,360	19,328
Merlin Properties Socimi ‡	2,820	31,810

TOTAL SPAIN		51,138
SWEDEN — 2.7%
Industrials — 0.6%
Lindab International	740	14,295

Real Estate — 2.1%
Atrium Ljungberg, Cl B	370	6,214
Fabege	2,437	31,261
Hufvudstaden, Cl A	990	13,559
		51,034

TOTAL SWEDEN		65,329
SWITZERLAND — 1.7%
Industrials — 1.7%
Belimo Holding	98	39,157

UNITED KINGDOM — 5.8%
Consumer Discretionary — 2.5%
Berkeley Group Holdings *	1,141	60,396

Real Estate — 3.3%
Hammerson ‡	36,550	12,663

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Land Securities Group ‡	6,825	$65,957
		78,620

TOTAL UNITED KINGDOM		139,016
UNITED STATES — 19.9%
Consumer Discretionary — 2.0%
M/I Homes *	290	13,558
Meritage Homes *	407	34,721
		48,279

Industrials — 3.6%
Carrier Global	2,182	85,774

Real Estate — 14.3%
Boston Properties ‡	792	88,055
Brandywine Realty Trust ‡	1,453	16,201
Cousins Properties ‡	1,286	44,431
Douglas Emmett ‡	1,453	41,076
Franklin Street Properties ‡	1,300	5,876
Hudson Pacific Properties ‡	1,136	22,618
Kilroy Realty ‡	897	54,448
Piedmont Office Realty Trust, Cl A ‡	1,150	16,951
Vornado Realty Trust ‡	1,446	50,552
		340,208

TOTAL UNITED STATES		474,261
TOTAL COMMON STOCK
(Cost $2,545,048)		2,378,505
TOTAL INVESTMENTS — 99.7%
(Cost $2,545,048)		$2,378,505

Percentages are based on Net Assets of $2,385,646.
‡	Real Estate Investment Trust
*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Green Building ETF

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2022 (Unaudited)

	Global X Robotics & Artificial Intelligence ETF		Global X Internet of Things ETF		Global X FinTech ETF		Global X Video Games & Esports ETF
Assets:
Cost of Investments	$1,898,670,638		$331,505,752		$962,562,229		$387,630,934
Cost of Repurchase Agreement	27,986,515		2,155,488		29,885,649		7,601,889
Cost of Foreign Currency	1,233		297		430		707
Investments, at Value	$1,612,540,957	*	$342,600,762	*	$726,693,576	*	$271,756,354	*
Repurchase Agreement, at Value	27,986,515		2,155,488		29,885,649		7,601,889
Cash	—		—		285,535		—
Foreign Currency, at Value	1,234		297		439		706
Reclaim Receivable	4,877,028		181,247		182,029		—
Receivable for Investment Securities Sold	4,702,159		—		—		—
Dividend, Interest, and Securities Lending Income Receivable	3,055,396		467,385		523,391		819,518
Unrealized Appreciation on Spot Contracts	—		—		7		—
Receivable for Capital Shares Sold	—		—		3,545,146		—
Total Assets	1,653,163,289		345,405,179		761,115,772		280,178,467
Liabilities:
Obligation to Return Securities Lending Collateral	58,114,332		4,475,896		62,085,698		15,853,619
Payable for Capital Shares Redeemed	4,715,267		—		—		—
Payable due to Investment Adviser	899,091		193,655		389,070		108,598
Payable for Investment Securities Purchased	—		—		3,539,356		—
Cash Overdraft	5,310,564		103,220		—		492,297
Custodian Fees Payable	12,526		49		—		388
Total Liabilities	69,051,780		4,772,820		66,014,124		16,454,902
Net Assets	$1,584,111,509		$340,632,359		$695,101,648		$263,723,565
Net Assets Consist of:
Paid-in Capital	$2,006,283,690		$308,103,015		$1,010,355,282		$415,200,135
Total Distributable Earnings/(Loss)	(422,172,181)		32,529,344		(315,253,634)		(151,476,570)
Net Assets	$1,584,111,509		$340,632,359		$695,101,648		$263,723,565
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	66,370,000		11,560,000		27,450,000		11,350,000
Net Asset Value, Offering and Redemption Price Per Share	$23.87		$29.47		$25.32		$23.24
*Includes Market Value of Securities on Loan	$55,632,870		$3,413,459		$61,072,350		$13,031,065
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2022 (Unaudited)

	Global X Autonomous & Electric Vehicles ETF		Global X Cloud Computing ETF	Global X Data Center REITs & Digital Infrastructure ETF	Global X Cybersecurity ETF
Assets:
Cost of Investments	$1,296,751,374		$1,114,868,360	$97,193,279	$1,358,369,477
Cost of Repurchase Agreement	32,958,024		—	—	—
Cost of Foreign Currency	212,962		—	1	—
Investments, at Value	$1,092,175,712	*	$709,589,338	$90,693,656	$1,147,930,773
Repurchase Agreement, at Value	32,958,024		—	—	—
Cash	—		798,227	—	423,984
Foreign Currency, at Value	208,464		—	1	—
Dividend, Interest, and Securities Lending Income Receivable	1,836,450		86,479	207,382	85,660
Reclaim Receivable	219,253		—	—	1,722
Unrealized Appreciation on Spot Contracts	4,523		—	—	—
Receivable for Investment Securities Sold	—		5,953,680	—	7,732,752
Total Assets	1,127,402,426		716,427,724	90,901,039	1,156,174,891
Liabilities:
Obligation to Return Securities Lending Collateral	68,903,783		—	—	—
Payable due to Investment Adviser	593,621		421,397	33,844	494,986
Payable for Capital Shares Redeemed	—		5,815,089	—	7,643,033
Cash Overdraft	749,147		—	8,181,098	—
Custodian Fees Payable	431		14	75	827
Total Liabilities	70,246,982		6,236,500	8,215,017	8,138,846
Net Assets	$1,057,155,444		$710,191,224	$82,686,022	$1,148,036,045
Net Assets Consist of:
Paid-in Capital	$1,220,641,354		$1,149,046,930	$87,038,406	$1,382,527,622
Total Distributable Loss	(163,485,910)		(438,855,706)	(4,352,384)	(234,491,577)
Net Assets	$1,057,155,444		$710,191,224	$82,686,022	$1,148,036,045
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	42,390,002		39,800,000	5,260,000	43,560,000
Net Asset Value, Offering and Redemption Price Per Share	$24.94		$17.84	$15.72	$26.36
*Includes Market Value of Securities on Loan	$64,798,120		$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2022 (Unaudited)

	Global X Artificial Intelligence & Technology ETF	Global X Metaverse ETF	Global X Millennial Consumer ETF		Global X Education ETF
Assets:
Cost of Investments	$193,493,618	$2,426,070	$173,043,885		$10,481,009
Cost of Repurchase Agreement	1,081,641	—	120,982		—
Cost of Foreign Currency	(651)	—	—		1
Investments, at Value	$152,725,295 *	$2,350,165	$121,274,816	*	$4,016,022
Repurchase Agreement, at Value	1,081,641	—	120,982		—
Cash	138,043	4,055	124,625		3,028
Foreign Currency, at Value	—	—	—		1
Receivable for Investment Securities Sold	1,567,389	444,466	—		—
Dividend, Interest, and Securities Lending Income Receivable	186,768	566	20,436		7,296
Reclaim Receivable	23,786	—	—		—
Total Assets	155,722,922	2,799,252	121,540,859		4,026,347
Liabilities:
Obligation to Return Securities Lending Collateral	2,246,041	—	251,220		—
Payable for Capital Shares Redeemed	1,593,044	—	—		—
Payable due to Investment Adviser	88,909	980	54,568		1,669
Overdraft of Foreign Currency	654	—	—		—
Payable for Investment Securities Purchased	—	444,152	—		—
Custodian Fees Payable	—	2	25		17
Total Liabilities	3,928,648	445,134	305,813		1,686
Net Assets	$151,794,274	$2,354,118	$121,235,046		$4,024,661
Net Assets Consist of:
Paid-in Capital	$194,325,027	$2,410,000	$163,800,789		$12,450,336
Total Distributable Loss	(42,530,753)	(55,882)	(42,565,743)		(8,425,675)
Net Assets	$151,794,274	$2,354,118	$121,235,046		$4,024,661
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	6,670,002	100,000	4,110,000		610,000
Net Asset Value, Offering and Redemption Price Per Share	$22.76	$23.54	$29.50		$6.60
*Includes Market Value of Securities on Loan	$2,209,114	$—	$244,110		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2022 (Unaudited)

	Global X Cannabis ETF		Global X Genomics & Biotechnology ETF		Global X China Biotech Innovation ETF	Global X Telemedicine & Digital Health ETF
Assets:
Cost of Investments	$181,904,585		$276,293,552		$3,705,418	$327,755,157
Cost of Repurchase Agreement	9,338,332		3,480,701		—	5,052,149
Cost of Foreign Currency	—		2		—	11
Investments, at Value	$70,956,002	*	$174,935,512	*	$2,641,385	$175,948,306	*
Repurchase Agreement, at Value	9,338,332		3,480,701		—	5,052,149
Cash	—		—		4,382	368,044
Foreign Currency, at Value	—		2		—	11
Dividend, Interest, and Securities Lending Income Receivable	199,611		32,552		2,651	45,098
Receivable for Investment Securities Sold	85,814		—		—	—
Receivable for Capital Shares Sold	—		2,359,321		—	—
Reclaim Receivable	—		—		—	10,799
Total Assets	80,579,759		180,808,088		2,648,418	181,424,407
Liabilities:
Obligation to Return Securities Lending Collateral	19,621,932		7,227,717		—	10,490,847
Payable for Investment Securities Purchased	38,099		2,268,348		—	—
Payable due to Investment Adviser	27,744		64,389		1,437	100,204
Unrealized Depreciation on Spot Contracts	33		—		—	—
Cash Overdraft	188,720		22,316		—	—
Custodian Fees Payable	99		18		—	10
Total Liabilities	19,876,627		9,582,788		1,437	10,591,061
Net Assets	$60,703,132		$171,225,300		$2,646,981	$170,833,346
Net Assets Consist of:
Paid-in Capital	$298,429,490		$304,516,200		$4,641,506	$363,385,111
Total Distributable Loss	(237,726,358)		(133,290,900)		(1,994,525)	(192,551,765)
Net Assets	$60,703,132		$171,225,300		$2,646,981	$170,833,346
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	17,790,000		14,290,000		270,000	14,320,000
Net Asset Value, Offering and Redemption Price Per Share	$3.41		$11.98		$9.80	$11.93
*Includes Market Value of Securities on Loan	$17,831,556		$6,799,127		$—	$9,795,363

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2022 (Unaudited)

	Global X Aging Population ETF	Global X Health & Wellness ETF	Global X CleanTech ETF	Global X U.S. Infrastructure Development ETF
Assets:
Cost of Investments	$57,320,304	$31,286,051	$170,221,760	$4,345,416,109
Cost of Repurchase Agreement	—	—	—	1,522,016
Cost of Foreign Currency	(1,460)	6,922	3	—
Investments, at Value	$51,392,764	$23,641,109	$114,992,832	$4,371,177,534	*
Repurchase Agreement, at Value	—	—	—	1,522,016
Cash	2,295	3,865	50,107	8,799,971
Foreign Currency, at Value	—	6,841	3	—
Dividend, Interest, and Securities Lending Income Receivable	47,125	28,125	99,599	5,512,235
Reclaim Receivable	37,958	13,374	19,337	—
Unrealized Appreciation on Spot Contracts	—	90	—	—
Receivable for Investment Securities Sold	—	1,291,615	—	—
Total Assets	51,480,142	24,985,019	115,161,878	4,387,011,756
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	—	3,160,485
Payable due to Investment Adviser	21,550	10,583	45,550	1,753,759
Payable for Investment Securities Purchased	—	—	—	8,195,588
Payable for Capital Shares Redeemed	—	1,291,814	—	—
Overdraft of Foreign Currency	1,460	—	—	—
Custodian Fees Payable	—	4	—	—
Total Liabilities	23,010	1,302,401	45,550	13,109,832
Net Assets	$51,457,132	$23,682,618	$115,116,328	$4,373,901,924
Net Assets Consist of:
Paid-in Capital	$56,478,093	$33,122,055	$193,697,552	$4,173,980,106
Total Distributable Earnings/(Loss)	(5,020,961)	(9,439,437)	(78,581,224)	199,921,818
Net Assets	$51,457,132	$23,682,618	$115,116,328	$4,373,901,924
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,970,000	1,100,000	7,780,000	169,440,000
Net Asset Value, Offering and Redemption Price Per Share	$26.12	$21.53	$14.80	$25.81
*Includes Market Value of Securities on Loan	$—	$—	$—	$3,062,844

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2022 (Unaudited)

	Global X Thematic Growth ETF		Global X AgTech & Food Innovation ETF	Global X Blockchain ETF		Global X Clean Water ETF
Assets:
Cost of Investments	$3,340,224		$8,172,042	$178,745,015		$7,363,065
Cost of Repurchase Agreement	3,102,821		—	9,947,946		—
Cost of Affiliated Investments	124,684,157		—	—		—
Cost of Foreign Currency	—		84	67		2,634
Investments, at Value	$3,340,224	*	$6,484,361	$78,764,659	*	$6,290,044
Repurchase Agreement, at Value	3,102,821		—	9,947,946		—
Affiliated Investments, at Value	79,839,236		—	—		—
Cash	104,900		—	—		—
Foreign Currency, at Value	—		85	67		2,649
Dividend, Interest, and Securities Lending Income Receivable	21,579		8,323	77,932		14,323
Receivable for Investment Securities Sold	—		—	326,663		—
Reclaim Receivable	—		2,165	—		484
Receivable due from Investment Adviser	11,031		—	—		—
Total Assets	86,419,791		6,494,934	89,117,267		6,307,500
Liabilities:
Obligation to Return Securities Lending Collateral	6,443,045		—	20,668,667		—
Payable due to Investment Adviser	—		2,487	29,134		2,642
Unrealized Depreciation on Spot Contracts	—		—	—		17
Cash Overdraft	—		547,633	414,687		4,995
Custodian Fees Payable	—		—	778		2
Total Liabilities	6,443,045		550,120	21,113,266		7,656
Net Assets	$79,976,746		$5,944,814	$68,004,001		$6,299,844
Net Assets Consist of:
Paid-in Capital	$136,695,093		$7,469,823	$201,189,447		$7,428,111
Total Distributable Loss	(56,718,347)		(1,525,009)	(133,185,446)		(1,128,267)
Net Assets	$79,976,746		$5,944,814	$68,004,001		$6,299,844
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,540,000		330,000	8,040,000		450,000
Net Asset Value, Offering and Redemption Price Per Share	$31.49		$18.01	$8.46		$14.00
*Includes Market Value of Securities on Loan	$5,891,717		$—	$19,359,921		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2022 (Unaudited)

	Global X Hydrogen ETF	Global X Solar ETF	Global X Wind Energy ETF	Global X Green Building ETF
Assets:
Cost of Investments	$45,424,051	$7,402,436	$4,418,863	$2,545,048
Cost of Foreign Currency	9,017	25,101	2,615	1,123
Investments, at Value	$34,960,826	$8,444,191	$3,771,138	$2,378,505
Cash	—	—	1,023	629
Foreign Currency, at Value	8,910	25,525	2,628	1,124
Dividend, Interest, and Securities Lending Income Receivable	6,914	3,111	1,422	4,943
Reclaim Receivable	664	232	900	1,343
Unrealized Appreciation on Spot Contracts	118	—	—	2
Total Assets	34,977,432	8,473,059	3,777,111	2,386,546
Liabilities:
Payable due to Investment Adviser	13,253	3,265	1,494	—
Unrealized Depreciation on Spot Contracts	—	—	15	—
Cash Overdraft	2,875,231	14,783	—	—
Custodian Fees Payable	—	69	1	900
Total Liabilities	2,888,484	18,117	1,510	900
Net Assets	$32,088,948	$8,454,942	$3,775,601	$2,385,646
Net Assets Consist of:
Paid-in Capital	$50,178,417	$10,137,876	$4,767,391	$2,537,579
Total Distributable Loss	(18,089,469)	(1,682,934)	(991,790)	(151,933)
Net Assets	$32,088,948	$8,454,942	$3,775,601	$2,385,646
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,240,000	420,000	190,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$14.33	$20.13	$19.87	$23.86

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2022 (Unaudited)

	Global X Robotics & Artificial Intelligence ETF	Global X Internet of Things ETF	Global X FinTech ETF	Global X Video Games & Esports ETF
Investment Income:
Dividend Income	$10,749,794	$2,433,208	$3,073,519	$1,780,643
Interest Income	85	98	160	—
Security Lending Income	518,049	99,727	1,509,871	38,172
Less: Foreign Taxes Withheld	(1,358,693)	(115,512)	(91,345)	(197,130)
Total Investment Income	9,909,235	2,417,521	4,492,205	1,621,685
Supervision and Administration Fees(1)	7,127,493	1,470,399	3,064,732	859,883
Custodian Fees(2)	28,435	360	583	886
Total Expenses	7,155,928	1,470,759	3,065,315	860,769
Net Investment Income	2,753,307	946,762	1,426,890	760,916
Net Realized Gain (Loss) on:
Investments(3)	17,780,456	22,428,996	17,199,520	(29,591,316)
Foreign Currency Transactions	(199,898)	(4,312)	39,844	(58,935)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	17,580,558	22,424,684	17,239,364	(29,650,251)
Net Change in Unrealized Depreciation on:
Investments	(920,781,959)	(130,860,418)	(519,453,720)	(58,760,383)
Foreign Currency Translations	(277,425)	(5,725)	(6,309)	(20,815)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(921,059,384)	(130,866,143)	(519,460,029)	(58,781,198)
Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(903,478,826)	(108,441,459)	(502,220,665)	(88,431,449)
Net Decrease in Net Assets Resulting from Operations	$(900,725,519)	$(107,494,697)	$(500,793,775)	$(87,670,533)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to FinancialStatements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2022 (Unaudited)

	Global X Autonomous & Electric Vehicles ETF	Global X Cloud Computing ETF	Global X Data Center REITs & Digital Infrastructure ETF	Global X Cybersecurity ETF
Investment Income:
Dividend Income	$8,655,585	$923,367	$727,425	$2,922,103
Interest Income	161	214	161	115
Security Lending Income	829,436	1,027	—	—
Less: Foreign Taxes Withheld	(983,017)	—	(15,475)	(202,288)
Total Investment Income	8,502,165	924,608	712,111	2,719,930
Supervision and Administration Fees(1)	4,232,580	3,200,390	205,836	2,842,996
Tax Expense	2,855	—	—	—
Custodian Fees(2)	719	15	1,293	4,128
Total Expenses	4,236,154	3,200,405	207,129	2,847,124
Net Investment Income (Loss)	4,266,011	(2,275,797)	504,982	(127,194)
Net Realized Gain (Loss) on:
Investments(3)	44,065,093	(725,439)	1,901,557	(12,445,620)
Foreign Currency Transactions	(76,564)	—	(2,374)	(77,930)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	43,988,529	(725,439)	1,899,183	(12,523,550)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(300,800,232)	(426,082,565)	(11,470,585)	(209,696,855)
Foreign Currency Translations	(31,401)	—	69	(1,669)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(300,831,633)	(426,082,565)	(11,470,516)	(209,698,524)
Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(256,843,104)	(426,808,004)	(9,571,333)	(222,222,074)
Net Decrease in Net Assets Resulting from Operations	$(252,577,093)	$(429,083,801)	$(9,066,351)	$(222,349,268)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2022 (Unaudited)

	Global X Artificial Intelligence & Technology ETF	Global X Metaverse ETF(1)	Global X Millennial Consumer ETF	Global X Education ETF
Investment Income:
Dividend Income	$973,992	$41,024	$563,486	$29,425
Interest Income	—	—	46	—
Security Lending Income	28,668	—	1,574	—
Less: Foreign Taxes Withheld	(55,922)	(17)	—	(1,332)
Total Investment Income	946,738	41,007	565,106	28,093
Supervision and Administration Fees(2)	558,699	1,078	438,434	12,625
Custodian Fees(3)	393	2	115	30
Total Expenses	559,092	1,080	438,549	12,655
Net Investment Income	387,646	39,927	126,557	15,438
Net Realized Gain (Loss) on:
Investments(4)	(698,649)	(22,580)	10,406,795	(1,001,824)
Foreign Currency Transactions	(2,647)	2,676	—	(1,183)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(701,296)	(19,904)	10,406,795	(1,003,007)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(56,299,910)	(75,905)	(72,994,681)	(928,609)
Foreign Currency Translations	(1,736)	—	—	128
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(56,301,646)	(75,905)	(72,994,681)	(928,481)
Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(57,002,942)	(95,809)	(62,587,886)	(1,931,488)
Net Decrease in Net Assets Resulting from Operations	$(56,615,296)	$(55,882)	$(62,461,329)	$(1,916,050)

(1)	The Fund commenced operations on April 26, 2022.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2022 (Unaudited)

	Global X Cannabis ETF	Global X Genomics & Biotechnology ETF	Global X China Biotech Innovation ETF	Global X Telemedicine & Digital Health ETF
Investment Income:
Dividend Income	$211,191	$173,242	$12,094	$320,634
Interest Income	10	—	—	104
Security Lending Income	1,169,333	10,530	—	108,811
Less: Foreign Taxes Withheld	—	(5,877)	(953)	(7,115)
Total Investment Income	1,380,534	177,895	11,141	422,434
Supervision and Administration Fees(1)	207,483	463,563	10,554	844,301
Custodian Fees(2)	899	82	—	10
Total Expenses	208,382	463,645	10,554	844,311
Net Investment Income (Loss)	1,172,152	(285,750)	587	(421,877)
Net Realized Gain (Loss) on:
Investments(3)	(28,781,677)	(23,910,038)	(565,555)	(29,710,590)
Foreign Currency Transactions	2,778	(2,049)	24	(16,061)
Net Realized Loss on Investments and Foreign Currency Transactions	(28,778,899)	(23,912,087)	(565,531)	(29,726,651)
Net Change in Unrealized Depreciation on:
Investments	(32,889,099)	(73,618,354)	(1,096,691)	(39,575,991)
Foreign Currency Translations	(33)	(1,515)	—	(548)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(32,889,132)	(73,619,869)	(1,096,691)	(39,576,539)
Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(61,668,031)	(97,531,956)	(1,662,222)	(69,303,190)
Net Decrease in Net Assets Resulting from Operations	$(60,495,879)	$(97,817,706)	$(1,661,635)	$(69,725,067)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2022 (Unaudited)

	Global X Aging Population ETF	Global X Health & Wellness ETF	Global X CleanTech ETF	Global X U.S. Infrastructure Development ETF
Investment Income:
Dividend Income	$434,211	$196,964	$195,631	$29,923,411
Interest Income	4	4	—	1,262
Security Lending Income	—	—	—	6,872
Less: Foreign Taxes Withheld	(24,773)	(17,896)	(8,312)	(150,746)
Total Investment Income	409,442	179,072	187,319	29,780,799
Supervision and Administration Fees(1)	141,924	81,947	292,837	11,760,924
Custodian Fees(2)	83	9	313	318
Total Expenses	142,007	81,956	293,150	11,761,242
Net Investment Income (Loss)	267,435	97,116	(105,831)	18,019,557
Net Realized Gain (Loss) on:
Investments(3)	1,846,110	(1,207,151)	(8,373,521)	178,845,157
Foreign Currency Transactions	(142)	(6,021)	5,063	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,845,968	(1,213,172)	(8,368,458)	178,845,157
Net Change in Unrealized Depreciation on:
Investments	(4,337,233)	(7,610,391)	(36,589,898)	(443,162,884)
Foreign Currency Translations	(1,653)	(531)	(875)	—
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(4,338,886)	(7,610,922)	(36,590,773)	(443,162,884)
Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(2,492,918)	(8,824,094)	(44,959,231)	(264,317,727)
Net Decrease in Net Assets Resulting from Operations	$(2,225,483)	$(8,726,978)	$(45,065,062)	$(246,298,170)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2022 (Unaudited)

	Global X Thematic Growth ETF	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF	Global X Clean Water ETF
Investment Income:
Dividend Income	$—	$44,622	$1,006	$63,606
Dividend Income, from Affiliated Investments	1,064,807	—	—	—
Interest Income	—	8	27	—
Security Lending Income	150,253	—	717,457	—
Less: Foreign Taxes Withheld	—	(3,920)	—	(1,681)
Total Investment Income	1,215,060	40,710	718,490	61,925
Supervision and Administration Fees(1)	235,136	14,807	244,048	19,122
Custodian Fees(2)	28	101	856	73
Total Expenses	235,164	14,908	244,904	19,195
Reimbursement from Adviser [1](3)	(303,817)	–	–	–
Net Expenses	(68,653)	14,908	244,904	19,195
Net Investment Income	1,283,713	25,802	473,586	42,730
Net Realized Gain (Loss) on:
Investments(4)	—	230,877	(27,631,753)	(80,607)
Affiliated Investments	(9,101,647)	—	—	—
Foreign Currency Transactions	—	1,475	5,197	(466)
Capital Gain Distribution from Affiliated Investments	306,532	—	—	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(8,795,115)	232,352	(27,626,556)	(81,073)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(772,597)	(103,530,105)	(1,194,205)
Affiliated Investments	(31,001,645)	—	—	—
Foreign Currency Translations	—	204	—	—
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(31,001,645)	(772,393)	(103,530,105)	(1,194,205)
Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(39,796,760)	(540,041)	(131,156,661)	(1,275,278)
Net Decrease in Net Assets Resulting from Operations	$(38,513,047)	$(514,239)	$(130,683,075)	$(1,232,548)
(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	See Note 3 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2022 (Unaudited)

	Global X Hydrogen ETF	Global X Solar ETF	Global X Wind Energy ETF	Global X Green Building ETF(1)
Investment Income:
Dividend Income	$39,854	$9,172	$27,673	$16,622
Interest Income	40	1	1	—
Less: Foreign Taxes Withheld	(1,906)	(1,013)	(4,279)	(440)
Total Investment Income	37,988	8,160	23,395	16,182
Supervision and Administration Fees(2)	74,001	20,039	9,967	1,454
Custodian Fees(3)	140	454	75	1
Total Expenses	74,141	20,493	10,042	1,455
Net Investment Income (Loss)	(36,153)	(12,333)	13,353	14,727
Net Realized Loss on:
Investments(4)	(7,428,610)	(2,688,273)	(300,295)	(45)
Foreign Currency Transactions	(3,026)	(5,592)	(501)	(103)
Net Realized Loss on Investments and Foreign Currency Transactions	(7,431,636)	(2,693,865)	(300,796)	(148)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(9,939,478)	1,014,622	(448,494)	(166,543)
Foreign Currency Translations	(1,681)	405	1	31
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(9,941,159)	1,015,027	(448,493)	(166,512)
Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(17,372,795)	(1,678,838)	(749,289)	(166,660)
Net Decrease in Net Assets Resulting from Operations	$(17,408,948)	$(1,691,171)	$(735,936)	$(151,933)

(1)	The Fund commenced operations on April 11, 2022.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Robotics & Artificial Intelligence ETF		Global X Internet of Things ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations:
Net Investment Income	$2,753,307	$1,654,290	$946,762	$1,589,942
Net Realized Gain on Investments and Foreign Currency Transactions (1)	17,580,558	105,766,523	22,424,684	6,751,212
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(921,059,384)	194,707,839	(130,866,143)	80,373,236
Net Increase (Decrease) in Net Assets Resulting from Operations	(900,725,519)	302,128,652	(107,494,697)	88,714,390
Distributions	—	(1,369,174)	(1,600,465)	(1,320,266)
Return of Capital	—	(3,009,240)	—	—
Capital Share Transactions:
Issued	9,162,680	516,103,043	5,209,484	139,901,773
Redeemed	(227,814,043)	(268,539,477)	(72,773,041)	(6,512,771)
Increase (Decrease) in Net Assets from Capital Share Transactions	(218,651,363)	247,563,566	(67,563,557)	133,389,002
Total Increase (Decrease) in Net Assets	(1,119,376,882)	545,313,804	(176,658,719)	220,783,126
Net Assets:
Beginning of Year/Period	2,703,488,391	2,158,174,587	517,291,078	296,507,952
End of Year/Period	$1,584,111,509	$2,703,488,391	$340,632,359	$517,291,078
Share Transactions:
Issued	310,000	14,770,000	150,000	4,030,000
Redeemed	(8,530,000)	(8,080,000)	(2,320,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(8,220,000)	6,690,000	(2,170,000)	3,830,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FinTech ETF		Global X Video Games & Esports ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations:
Net Investment Income (Loss)	$1,426,890	$(3,432,189)	$760,916	$546,006
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	17,239,364	38,623,458	(29,650,251)	120,634,902
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(519,460,029)	(300,467)	(58,781,198)	(126,766,464)
Net Increase (Decrease) in Net Assets Resulting from Operations	(500,793,775)	34,890,802	(87,670,533)	(5,585,556)
Distributions	(61,778,507)	—	(2,992,645)	(4,336,763)
Capital Share Transactions:
Issued	80,810,023	457,538,483	6,227,856	502,883,686
Redeemed	(112,141,625)	(77,598,302)	(137,076,095)	(489,067,100)
Increase (Decrease) in Net Assets from Capital Share Transactions	(31,331,602)	379,940,181	(130,848,239)	13,816,586
Total Increase (Decrease) in Net Assets	(593,903,884)	414,830,983	(221,511,417)	3,894,267
Net Assets:
Beginning of Year/Period	1,289,005,532	874,174,549	485,234,982	481,340,715
End of Year/Period	$695,101,648	$1,289,005,532	$263,723,565	$485,234,982
Share Transactions:
Issued	2,490,000	9,580,000	240,000	15,330,000
Redeemed	(3,360,000)	(1,710,000)	(5,330,000)	(15,740,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(870,000)	7,870,000	(5,090,000)	(410,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Autonomous & Electric Vehicles ETF		Global X Cloud Computing ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations:
Net Investment Income (Loss)	$4,266,011	$2,906,179	$(2,275,797)	$(7,571,106)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	43,988,529	80,701,523	(725,439)	368,583,149
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(300,831,633)	75,907,068	(426,082,565)	(231,440,130)
Net Increase (Decrease) in Net Assets Resulting from Operations	(252,577,093)	159,514,770	(429,083,801)	129,571,913
Distributions	(1,928,100)	(2,137,703)	(21,230,047)	—
Capital Share Transactions:
Issued	332,587,479	1,323,971,188	137,419,298	631,431,054
Redeemed	(344,472,870)	(293,724,764)	(294,458,198)	(848,948,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(11,885,391)	1,030,246,424	(157,038,900)	(217,516,946)
Total Increase (Decrease) in Net Assets	(266,390,584)	1,187,623,491	(607,352,748)	(87,945,033)
Net Assets:
Beginning of Year/Period	1,323,546,028	135,922,537	1,317,543,972	1,405,489,005
End of Year/Period	$1,057,155,444	$1,323,546,028	$710,191,224	$1,317,543,972
Share Transactions:
Issued	11,660,000	48,040,000	7,150,000	21,430,000
Redeemed	(12,790,000)	(10,770,000)	(13,780,000)	(29,400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,130,000)	37,270,000	(6,630,000)	(7,970,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Data Center REITs & Digital Infrastructure ETF		Global X Cybersecurity ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations:
Net Investment Income (Loss)	$504,982	$397,989	$(127,194)	$2,556,730
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	1,899,183	2,329,475	(12,523,550)	54,892,114
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(11,470,516)	4,979,795	(209,698,524)	(5,445,712)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,066,351)	7,707,259	(222,349,268)	52,003,132
Distributions	(731,898)	(239,154)	(7,499,545)	(165,949)
Capital Share Transactions:
Issued	22,967,028	76,496,797	360,211,050	1,727,556,856
Redeemed	(8,580,342)	(9,602,874)	(114,416,476)	(693,937,307)
Increase in Net Assets from Capital Share Transactions	14,386,686	66,893,923	245,794,574	1,033,619,549
Total Increase in Net Assets	4,588,437	74,362,028	15,945,761	1,085,456,732
Net Assets:
Beginning of Year/Period	78,097,585	3,735,557	1,132,090,284	46,633,552
End of Year/Period	$82,686,022	$78,097,585	$1,148,036,045	$1,132,090,284
Share Transactions:
Issued	1,420,000	4,690,000	12,220,000	58,280,000
Redeemed	(540,000)	(560,000)	(4,320,000)	(24,670,000)
Net Increase in Shares Outstanding from Share Transactions	880,000	4,130,000	7,900,000	33,610,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Artificial Intelligence & Technology ETF		Global X Metaverse ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022(1) (Unaudited)
Operations:
Net Investment Income	$387,646	$302,809	$39,927
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (2)	(701,296)	40,287,434	(19,904)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(56,301,646)	(8,749,293)	(75,905)
Net Increase (Decrease) in Net Assets Resulting from Operations	(56,615,296)	31,840,950	(55,882)
Distributions	(77,000)	(496,492)	—
Capital Share Transactions:
Issued	43,511,028	156,875,013	2,410,000
Redeemed	(21,358,925)	(122,053,513)	—
Increase in Net Assets from Capital Share Transactions	22,152,103	34,821,500	2,410,000
Total Increase (Decrease) in Net Assets	(34,540,193)	66,165,958	2,354,118
Net Assets:
Beginning of Year/Period	186,334,467	120,168,509	—
End of Year/Period	$151,794,274	$186,334,467	$2,354,118
Share Transactions:
Issued	1,640,000	5,430,000	100,000
Redeemed	(870,000)	(4,180,000)	—
Net Increase in Shares Outstanding from Share Transactions	770,000	1,250,000	100,000

(1)	The Fund commenced operations on April 26, 2022.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Millennial Consumer ETF		Global X Education ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations:
Net Investment Income	$126,557	$343,605	$15,438	$4,008
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	10,406,795	33,121,119	(1,003,007)	(1,079,335)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(72,994,681)	(7,238,875)	(928,481)	(5,996,495)
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,461,329)	26,225,849	(1,916,050)	(7,071,822)
Distributions	(343,441)	(197,478)	(1,132)	(4,036)
Return of Capital	—	—	—	(6,036)
Capital Share Transactions:
Issued	11,509,759	155,153,247	54	9,647,103
Redeemed	(54,545,309)	(68,616,926)	(545,918)	(2,933,247)
Increase (Decrease) in Net Assets from Capital Share Transactions	(43,035,550)	86,536,321	(545,864)	6,713,856
Total Increase (Decrease) in Net Assets	(105,840,320)	112,564,692	(2,463,046)	(368,038)
Net Assets:
Beginning of Year/Period	227,075,366	114,510,674	6,487,707	6,855,745
End of Year/Period	$121,235,046	$227,075,366	$4,024,661	$6,487,707
Share Transactions:
Issued	320,000	3,710,000	—	520,000
Redeemed	(1,530,000)	(1,640,000)	(70,000)	(240,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,210,000)	2,070,000	(70,000)	280,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cannabis ETF		Global X Genomics & Biotechnology ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations:
Net Investment Income (Loss)	$1,172,152	$2,579,388	$(285,750)	$(753,596)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	(28,778,899)	(70,548,608)	(23,912,087)	7,773,338
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(32,889,132)	(83,571,989)	(73,619,869)	(41,829,286)
Net Decrease in Net Assets Resulting from Operations	(60,495,879)	(151,541,209)	(97,817,706)	(34,809,544)
Distributions	(2,453,149)	(1,884,853)	(81,403)	(157,150)
Capital Share Transactions:
Issued	19,530,600	275,820,914	58,398,981	244,145,634
Redeemed	(1,427,283)	(53,005,874)	(44,846,668)	(35,557,651)
Increase in Net Assets from Capital Share Transactions	18,103,317	222,815,040	13,552,313	208,587,983
Total Increase (Decrease) in Net Assets	(44,845,711)	69,388,978	(84,346,796)	173,621,289
Net Assets:
Beginning of Year/Period	105,548,843	36,159,865	255,572,096	81,950,807
End of Year/Period	$60,703,132	$105,548,843	$171,225,300	$255,572,096
Share Transactions:
Issued	3,430,000	14,560,000	4,840,000	10,100,000
Redeemed	(250,000)	(2,950,000)	(2,950,000)	(1,600,000)
Net Increase in Shares Outstanding from Share Transactions	3,180,000	11,610,000	1,890,000	8,500,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X China Biotech Innovation ETF		Global X Telemedicine & Digital Health ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations:
Net Investment Income (Loss)	$587	$(15,515)	$(421,877)	$(3,567,502)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	(565,531)	(200,859)	(29,726,651)	81,381,966
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,096,691)	90,211	(39,576,539)	(167,183,859)
Net Decrease in Net Assets Resulting from Operations	(1,661,635)	(126,163)	(69,725,067)	(89,369,395)
Distributions	—	—	—	(193,332)
Capital Share Transactions:
Issued	—	3,521,172	9,701,359	416,278,429
Redeemed	—	(1,318,521)	(244,718,861)	(341,814,594)
Increase (Decrease) in Net Assets from Capital Share Transactions	—	2,202,651	(235,017,502)	74,463,835
Total Increase (Decrease) in Net Assets	(1,661,635)	2,076,488	(304,742,569)	(15,098,892)
Net Assets:
Beginning of Year/Period	4,308,616	2,232,128	475,575,915	490,674,807
End of Year/Period	$2,646,981	$4,308,616	$170,833,346	$475,575,915
Share Transactions:
Issued	—	200,000	720,000	21,160,000
Redeemed	—	(80,000)	(15,540,000)	(18,670,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	120,000	(14,820,000)	2,490,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Aging Population ETF		Global X Health & Wellness ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations:
Net Investment Income	$267,435	$227,700	$97,116	$233,954
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	1,845,968	7,440,686	(1,213,172)	4,528,210
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(4,338,886)	(8,326,852)	(7,610,922)	(1,454,915)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,225,483)	(658,466)	(8,726,978)	3,307,249
Distributions	(379,904)	(168,728)	(200,968)	(137,684)
Capital Share Transactions:
Issued	2,009,432	37,949,132	2,796	34,773,877
Redeemed	(7,702,896)	(20,272,786)	(7,483,562)	(18,348,025)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,693,464)	17,676,346	(7,480,766)	16,425,852
Total Increase (Decrease) in Net Assets	(8,298,851)	16,849,152	(16,408,712)	19,595,417
Net Assets:
Beginning of Year/Period	59,755,983	42,906,831	40,091,330	20,495,913
End of Year/Period	$51,457,132	$59,755,983	$23,682,618	$40,091,330
Share Transactions:
Issued	70,000	1,290,000	—	1,220,000
Redeemed	(280,000)	(710,000)	(330,000)	(640,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(210,000)	580,000	(330,000)	580,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X CleanTech ETF		Global X U.S. Infrastructure Development ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations:
Net Investment Income (Loss)	$(105,831)	$140,148	$18,019,557	$19,790,933
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	(8,368,458)	(14,025,855)	178,845,157	104,623,377
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(36,590,773)	(21,087,144)	(443,162,884)	401,755,516
Net Increase (Decrease) in Net Assets Resulting from Operations	(45,065,062)	(34,972,851)	(246,298,170)	526,169,826
Distributions	(417,473)	(85,349)	(19,256,573)	(7,771,784)
Capital Share Transactions:
Issued	19,630,575	206,263,932	251,637,416	4,363,784,152
Redeemed	(34,490,097)	(24,270,816)	(798,677,483)	(349,320,945)
Increase (Decrease) in Net Assets from Capital Share Transactions	(14,859,522)	181,993,116	(547,040,067)	4,014,463,207
Total Increase (Decrease) in Net Assets	(60,342,057)	146,934,916	(812,594,810)	4,532,861,249
Net Assets:
Beginning of Year/Period	175,458,385	28,523,469	5,186,496,734	653,635,485
End of Year/Period	$115,116,328	$175,458,385	$4,373,901,924	$5,186,496,734
Share Transactions:
Issued	1,200,000	8,430,000	8,960,000	172,070,000
Redeemed	(2,010,000)	(1,340,000)	(30,290,000)	(13,600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(810,000)	7,090,000	(21,330,000)	158,470,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Thematic Growth ETF		Global X AgTech & Food Innovation ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021(1)
Operations:
Net Investment Income	$1,283,713	$726,486	$25,802	$8,140
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (2)	(8,795,115)	14,518,969	232,352	(62,971)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(31,001,645)	(18,755,820)	(772,393)	(915,209)
Net Decrease in Net Assets Resulting from Operations	(38,513,047)	(3,510,365)	(514,239)	(970,040)
Distributions	(1,456,749)	(391,721)	(40,730)	—
Capital Share Transactions:
Issued	19,158,791	152,944,973	2,472,551	6,503,520
Redeemed	(9,293,689)	(75,042,293)	(1,506,248)	—
Increase in Net Assets from Capital Share Transactions	9,865,102	77,902,680	966,303	6,503,520
Total Increase (Decrease) in Net Assets	(30,104,694)	74,000,594	411,334	5,533,480
Net Assets:
Beginning of Year/Period	110,081,440	36,080,846	5,533,480	—
End of Year/Period	$79,976,746	$110,081,440	$5,944,814	$5,533,480
Share Transactions:
Issued	480,000	2,910,000	130,000	280,000
Redeemed	(250,000)	(1,450,000)	(80,000)	—
Net Increase in Shares Outstanding from Share Transactions	230,000	1,460,000	50,000	280,000

(1)	The Fund commenced operations on July 12, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Blockchain ETF		Global X Clean Water ETF
	Period Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021(1)	Period Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021(2)
Operations:
Net Investment Income	$473,586	$101,534	$42,730	$85,214
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (3)	(27,626,556)	5,704,456	(81,073)	26,417
Net Change in Unrealized Appreciation (Depreciation) on Investments	(103,530,105)	3,549,749	(1,194,205)	121,153
Net Increase (Decrease) in Net Assets Resulting from Operations	(130,683,075)	9,355,739	(1,232,548)	232,784
Distributions	(4,557,764)	—	(87,793)	(8,160)
Capital Share Transactions:
Issued	80,850,538	129,901,496	—	8,645,836
Redeemed	(5,325,910)	(11,537,023)	(1,079,254)	(171,021)
Increase (Decrease) in Net Assets from Capital Share Transactions	75,524,628	118,364,473	(1,079,254)	8,474,815
Total Increase (Decrease) in Net Assets	(59,716,211)	127,720,212	(2,399,595)	8,699,439
Net Assets:
Beginning of Period	127,720,212	—	8,699,439	—
End of Period	$68,004,001	$127,720,212	$6,299,844	$8,699,439
Share Transactions:
Issued	4,400,000	4,250,000	—	530,000
Redeemed	(310,000)	(300,000)	(70,000)	(10,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,090,000	3,950,000	(70,000)	520,000

(1)	The Fund commenced operations on July 12, 2021.
(2)	The Fund commenced operations on April 8, 2021.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Hydrogen ETF		Global X Solar ETF
	Period Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021(1)	Period Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021(2)
Operations:
Net Investment Loss	$(36,153)	$(16,660)	$(12,333)	$(1,628)
Net Realized Loss on Investments and Foreign Currency Transactions (3)	(7,431,636)	(126,061)	(2,693,865)	(15,189)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(9,941,159)	(522,051)	1,015,027	27,171
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,408,948)	(664,772)	(1,691,171)	10,354
Distributions	(15,749)	—	(2,117)	—
Capital Share Transactions:
Issued	18,037,686	33,092,140	12,731,297	8,984,259
Redeemed	(951,409)	—	(11,577,680)	—
Increase in Net Assets from Capital Share Transactions	17,086,277	33,092,140	1,153,617	8,984,259
Total Increase (Decrease) in Net Assets	(338,420)	32,427,368	(539,671)	8,994,613
Net Assets:
Beginning of Period	32,427,368	—	8,994,613	—
End of Period	$32,088,948	$32,427,368	$8,454,942	$8,994,613
Share Transactions:
Issued	960,000	1,330,000	670,000	350,000
Redeemed	(50,000)	—	(600,000)	—
Net Increase in Shares Outstanding from Share Transactions	910,000	1,330,000	70,000	350,000

(1)	The Fund commenced operations on July 12, 2021.
(2)	The Fund commenced operations on September 8, 2021.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Wind Energy ETF		Global X Green Building ETF
	Period Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021(1)	Period Ended May 31, 2022(2) (Unaudited)
Operations:
Net Investment Income (Loss)	$13,353	$(689)	$14,727
Net Realized Loss on Investments and Foreign Currency Transactions (3)	(300,796)	(53,558)	(148)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(448,493)	(199,234)	(166,512)
Net Decrease in Net Assets Resulting from Operations	(735,936)	(253,481)	(151,933)
Distributions	(2,373)	—	—
Capital Share Transactions:
Issued	—	4,767,391	2,537,579
Increase in Net Assets from Capital Share Transactions	—	4,767,391	2,537,579
Total Increase (Decrease) in Net Assets	(738,309)	4,513,910	2,385,646
Net Assets:
Beginning of Period	4,513,910	—	—
End of Period	$3,775,601	$4,513,910	$2,385,646
Share Transactions:
Issued	—	190,000	100,000
Net Increase in Shares Outstanding from Share Transactions	—	190,000	100,000

(1)	The Fund commenced operations on September 8, 2021.
(2)	The Fund commenced operations on April 11, 2022.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Robotics & Artificial Intelligence ETF
2022 (Unaudited)	36.24	0.04	(12.41)	(12.37)	—	—
2021	31.78	0.02	4.50	4.52	(0.02)	—
2020	21.43	0.05	10.39	10.44	(0.08)	—
2019	19.70	0.19	1.93	2.12	(0.39)	—
2018	23.96	0.19	(4.45)	(4.26)	— ***	— ***
2017	14.87	0.01	9.09	9.10	(0.01)	—
Global X Internet of Things ETF
2022 (Unaudited)	37.68	0.07	(8.16)	(8.09)	(0.07)	(0.05)
2021	29.95	0.13	7.72	7.85	(0.12)	—
2020	22.89	0.17	7.08	7.25	(0.19)	—
2019	18.04	0.20	4.93	5.13	(0.28)	—
2018	20.12	0.17	(2.03)	(1.86)	(0.11)	(0.11)
2017	15.52	0.16	4.49	4.65	(0.05)	—
Global X FinTech ETF
2022 (Unaudited)	45.52	0.05	(18.09)	(18.04)	(2.16)	—
2021	42.75	(0.13)	2.90	2.77	—	—
2020	30.49	(0.11)	12.37	12.26	—	—
2019	24.55	(0.08)	6.06	5.98	—	—
2018	21.79	(0.08)	2.86	2.78	—	(0.02)
2017	14.91	(0.03)	6.91	6.88	—	—
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

—	—	23.87	(34.13)	1,584,112	0.68	†	0.26 †	7.21
(0.04)	(0.06)	36.24	14.23	2,703,488	0.68		0.06	22.66
(0.01)	(0.09)	31.78	48.90	2,158,175	0.68		0.21	22.27
—	(0.39)	21.43	11.16	1,479,984	0.68		0.98	10.97
—	— ***	19.70	(17.77)	1,726,274	0.70		0.83	28.50
—	(0.01)	23.96	61.22	1,412,589	0.69		0.05	15.29

—	(0.12)	29.47	(21.56)	340,632	0.68	†	0.44 †	0.94
—	(0.12)	37.68	26.24	517,291	0.68		0.37	9.25
—	(0.19)	29.95	31.88	296,508	0.68		0.71	14.28
—	(0.28)	22.89	29.01	131,627	0.68		1.04	11.71
—	(0.22)	18.04	(9.33)	82,983	0.69		0.88	16.69
—	(0.05)	20.12	30.04	85,521	0.70		0.85	24.90

—	(2.16)	25.32	(41.40)	695,102	0.68	†	0.32 †	18.26
—	—	45.52	6.48	1,289,006	0.68		(0.28)	29.60
—	—	42.75	40.21	874,175	0.68		(0.33)	15.75
(0.04)	(0.04)	30.49	24.42	413,152	0.68		(0.29)	16.40
—	(0.02)	24.55	12.79	327,734	0.68		(0.29)	20.58
—	—	21.79	46.14	50,106	0.68		(0.13)	11.65

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Video Games & Esports ETF
2022 (Unaudited)	29.52	0.07	(6.15)	(6.08)	(0.13)	(0.07)
2021	28.57	0.04	1.14	1.18	(0.23)	— ***
2020	15.73	0.02	12.86	12.88	(0.04)	—
2019(1)	14.99	—	0.74	0.74	—	—
Global X Autonomous & Electric Vehicles ETF
2022 (Unaudited)	30.41	0.09	(5.51)	(5.42)	(0.03)	(0.02)
2021	21.75	0.09	8.65	8.74	(0.08)	—
2020	14.15	0.11	7.61	7.72	(0.12)	—
2019	13.26	0.22	1.11	1.33	(0.44)	—
2018(2)	15.00	0.11	(1.85)	(1.74)	—	—
Global X Cloud Computing ETF
2022 (Unaudited)	28.38	(0.05)	(10.02)	(10.07)	—	(0.47)
2021	25.84	(0.15)	2.69	2.54	—	—
2020	15.99	(0.11)	9.97	9.86	—	(0.01)
2019(3)	15.06	(0.04)	0.97	0.93	—	—
Global X Data Center REITs & Digital Infrastructure ETF
2022 (Unaudited)	17.83	0.10	(2.04)	(1.94)	(0.09)	(0.08)
2021	14.94	0.16	2.84	3.00	(0.11)	—
2020(4)	14.97	—	(0.03)	(0.03)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.20)	23.24	(20.73)	263,724	0.50	†	0.44	†	32.43
—	(0.23)	29.52	4.09	485,235	0.50		0.09		23.45
—	(0.04)	28.57	82.04	481,341	0.50		0.04		12.02
—	—	15.73	4.94	1,573	0.50	†	(0.45	)†	0.27

—	(0.05)	24.94	(17.87)	1,057,155	0.68	†	0.69	†	18.94
—	(0.08)	30.41	40.22	1,323,546	0.68		0.33		18.17
—	(0.12)	21.75	54.98	135,923	0.68		0.67		13.76
—	(0.44)	14.15	10.61	14,855	0.68		1.67		31.26
—	—	13.26	(11.60)	15,248	0.68	†	1.21	†	23.57

—	(0.47)	17.84	(36.04)	710,191	0.68	†	(0.48	)†	15.53
—	—	28.38	9.83	1,317,544	0.68		(0.53)		23.77
—	(0.01)	25.84	61.68	1,405,489	0.68		(0.53)		23.03
—	—	15.99	6.18	472,386	0.68	†	(0.44	)†	12.52

—	(0.17)	15.72	(11.03)	82,686	0.50	†	1.23	†	21.12
—	(0.11)	17.83	20.17	78,098	0.50		0.93		15.80
—	—	14.94	(0.20)	3,736	0.50	†	0.26	†	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on October 25, 2019.
(2)	The Fund commenced operations on April 13, 2018.
(3)	The Fund commenced operations on April 12, 2019.
(4)	The Fund commenced operations on October 27, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Cybersecurity ETF
2022 (Unaudited)	31.75	—	(5.18)	(5.18)	(0.09)	(0.12)
2021	22.75	0.12	8.90	9.02	(0.01)	(0.01)
2020	17.14	0.09	5.67	5.76	(0.13)	(0.02)
2019(1)	15.27	—	1.87	1.87	—	—
Global X Artificial Intelligence & Technology ETF
2022 (Unaudited)	31.58	0.06	(8.87)	(8.81)	(0.01)	—
2021	25.84	0.05	5.78	5.83	(0.09)	—
2020	17.35	0.17	8.44	8.61	(0.12)	—
2019	14.24	0.10	3.13	3.23	(0.12)	—
2018(2)	15.00	0.05	(0.81)	(0.76)	—	—
Global X Metaverse ETF
2022 (Unaudited) (3)	24.10	0.41	(0.97)	(0.56)	—	—
Global X Millennial Consumer ETF
2022 (Unaudited)	42.68	0.03	(13.14)	(13.11)	(0.07)	—
2021	35.23	0.08	7.43	7.51	(0.06)	—
2020	25.55	0.05	9.74	9.79	(0.10)	(0.01)
2019	21.57	0.10	3.99	4.09	(0.10)	(0.01)
2018	19.11	0.09	2.54	2.63	(0.05)	(0.12)
2017	15.58	0.07	3.51	3.58	(0.05)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.21)	26.36	(16.43)	1,148,036	0.50	†	(0.02	)†	16.61
—	(0.02)	31.75	39.68	1,132,090	0.50^		0.41		26.34
—	(0.15)	22.75	33.78	46,634	0.50^		0.43		21.29
—	—	17.14	12.25	1,714	0.50^†		(0.16	)†	3.57

—	(0.01)	22.76	(27.90)	151,794	0.68	†	0.47	†	12.44
—	(0.09)	31.58	22.60	186,334	0.68		0.17		26.37
—	(0.12)	25.84	49.84	120,169	0.68		0.79		19.45
—	(0.12)	17.35	22.87	44,245	0.68		0.61		16.34
—	—	14.24	(5.07)	42,001	0.68	†	0.54	†	7.93

—	—	23.54	(2.32)	2,354	0.50	†	18.51	†	19.68

—	(0.07)	29.50	(30.78)	121,235	0.50	†	0.14	†	10.21
—	(0.06)	42.68	21.33	227,075	0.50		0.18		11.59
—	(0.11)	35.23	38.47	114,511	0.50^^		0.19		7.11
—	(0.11)	25.55	19.07	75,383	0.50^^		0.42		10.44
—	(0.17)	21.57	13.87	31,279	0.50^^		0.40		10.94
—	(0.05)	19.11	23.05	11,467	0.54^^		0.40		20.97

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
Effective April 1, 2021, the Fund’s management fees were permanently lowered to 0.50%. Prior to April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.52% for the year ended November 30, 2021 and 0.60% for the years ended November 30, 2020 and November 30, 2019.

^^
Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.56%, 0.68%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019, 2018 and 2017, respectively.

(1)	The Fund commenced operations on October 25, 2019.
(2)	The Fund commenced operations on May 11, 2018.
(3)	The Fund commenced operations on April 26, 2022.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Education ETF
2022 (Unaudited)	9.54	0.02	(2.96)	(2.94)	— ***	—
2021	17.14	0.01	(7.60)	(7.59)	— ***	—
2020(1)	15.20	(0.01)	1.95	1.94	—	—
Global X Cannabis ETF
2022 (Unaudited)	7.22	0.07	(3.73)	(3.66)	(0.15)	—
2021	12.05	0.22	(4.81)	(4.59)	(0.24)	—
2020	15.31	0.81	(3.46)	(2.65)	(0.61)	—
2019(2)	24.41	0.22	(9.32)	(9.10)	—	—
Global X Genomics & Biotechnology ETF
2022 (Unaudited)	20.61	(0.02)	(8.60)	(8.62)	(0.01)	—
2021	21.01	(0.08)	(0.29)	(0.37)	—	(0.03)
2020	15.61	(0.07)	5.47	5.40	—	—
2019(3)	15.28	(0.05)	0.38	0.33	—	—
Global X China Biotech Innovation ETF
2022 (Unaudited)	15.96	—	(6.16)	(6.16)	—	—
2021	14.88	(0.05)	1.13	1.08	—	—
2020(4)	15.09	(0.02)	(0.19)	(0.21)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	—	6.60	(30.80)	4,025	0.50	†	0.61	†	15.61
(0.01)	(0.01)	9.54	(44.30)	6,488	0.50		0.04		35.89
—	—	17.14	12.76	6,856	0.51	†	(0.23	)†	10.62

—	(0.15)	3.41	(51.54)	60,703	0.50	†	2.82	†	19.73
—	(0.24)	7.22	(38.79)	105,549	0.50		1.76		113.26
—	(0.61)	12.05	(17.03)	36,160	0.51		8.11		59.79
—	—	15.31	(37.28)	4,594	0.50	†	6.19	†	11.40

—	(0.01)	11.98	(41.85)	171,225	0.50	†	(0.31	)†	23.55
—	(0.03)	20.61	(1.77)	255,572	0.50		(0.35)		29.25
—	—	21.01	34.59	81,951	0.56	‡	(0.40)		29.76
—	—	15.61	2.16	18,734	0.68	†	(0.59	)†	23.12

—	—	9.80	(38.60)	2,647	0.65	†	0.04	†	23.57
—	—	15.96	7.26	4,309	0.65		(0.31)		50.08
—	—	14.88	(1.39)	2,232	0.67	†	(0.65	)†	10.48

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Effective June 15, 2020, the Fund’s fees were permanently lowered to 0.50%.
(1)	The Fund commenced operations on July 10, 2020.
(2)	The Fund commenced operations on September 17, 2019.
(3)	The Fund commenced operations on April 5, 2019.
(4)	The Fund commenced operations on September 22, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Telemedicine & Digital Health ETF
2022 (Unaudited)	16.32	(0.02)	(4.37)	(4.39)	—	—
2021	18.41	(0.10)	(1.98)	(2.08)	(0.01)	—
2020(1)	15.23	0.01	3.17	3.18	—	—
Global X Aging Population ETF
2022 (Unaudited)	27.41	0.13	(1.25)	(1.12)	(0.17)	—
2021	26.82	0.13	0.55	0.68	(0.09)	—
2020	23.55	0.10	3.35	3.45	(0.13)	(0.05)
2019	20.67	0.13	2.99	3.12	(0.18)	(0.06)
2018	19.60	0.13	1.14	1.27	(0.09)	(0.11)
2017	15.17	0.08	4.51	4.59	(0.09)	(0.07)
Global X Health & Wellness ETF
2022 (Unaudited)	28.04	0.07	(6.44)	(6.37)	(0.14)	—
2021	24.11	0.20	3.87	4.07	(0.14)	—
2020	21.17	0.10	2.92	3.02	(0.08)	—
2019	18.59	0.14	2.60	2.74	(0.16)	—
2018	16.75	0.14	2.18	2.32	(0.15)	(0.33)
2017	14.72	0.17	1.94	2.11	(0.08)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	—	11.93	(26.90)	170,833	0.68	†	(0.34	)†	18.03
—	(0.01)	16.32	(11.32)	475,576	0.68		(0.52)		42.39
—	—	18.41	20.88	490,675	0.68	†	0.18	†	9.67

—	(0.17)	26.12	(4.13)	51,457	0.50	†	0.94	†	11.07
—	(0.09)	27.41	2.51	59,756	0.50		0.43		19.57
—	(0.18)	26.82	14.79	42,907	0.50^		0.43		9.10
—	(0.24)	23.55	15.38	23,548	0.50^		0.62		14.18
—	(0.20)	20.67	6.55	15,503	0.50^		0.63		14.39
—	(0.16)	19.60	30.58	7,841	0.52^		0.44		10.20

—	(0.14)	21.53	(22.83)	23,683	0.50	†	0.59	†	9.12
—	(0.14)	28.04	16.90	40,091	0.50		0.71		14.90
—	(0.08)	24.11	14.34	20,496	0.50^^		0.48		20.54
—	(0.16)	21.17	14.89	20,115	0.50^^		0.74		18.05
—	(0.48)	18.59	14.16	10,222	0.50^^		0.77		20.93
—	(0.08)	16.75	14.38	2,512	0.54^^		1.08		16.73

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.55%, 0.68%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019, 2018 and 2017, respectively.

^^
Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.57%, 0.68%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019, 2018 and 2017, respectively.

(1)	The Fund commenced operations on July 29, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X CleanTech ETF
2022 (Unaudited)	20.43	(0.01)	(5.56)	(5.57)	(0.06)	—
2021	19.02	0.02	1.40	1.42	(0.01)	—
2020(1)	15.07	0.02	3.93	3.95	—	—
Global X U.S. Infrastructure Development ETF
2022 (Unaudited)	27.19	0.10	(1.38)	(1.28)	(0.09)	(0.01)
2021	20.24	0.17	6.87	7.04	(0.09)	— ***
2020	17.43	0.16	2.74	2.90	(0.09)	—
2019	15.57	0.13	1.90	2.03	(0.17)	—
2018	16.16	0.14	(0.68)	(0.54)	(0.05)	—
2017(2)	14.98	0.10	1.08	1.18	—	—
Global X Thematic Growth ETF
2022 (Unaudited)	47.65	0.51	(16.08)	(15.57)	(0.59)	—
2021	42.45	0.39	5.10	5.49	(0.29)	—
2020	26.50	0.10	15.96	16.06	(0.11)	—
2019(3)	25.23	—	1.27	1.27	—	—
Global X AgTech & Food Innovation ETF
2022 (Unaudited)	19.76	0.08	(1.69)	(1.61)	(0.04)	(0.10)
2021(4)	25.34	0.05	(5.63)	(5.58)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.06)	14.80	(27.32)	115,116	0.50	†	(0.18	)†	10.02
—	(0.01)	20.43	7.48	175,458	0.50		0.09		35.53
—	—	19.02	26.21	28,523	0.50	†	1.18	†	—

—	(0.10)	25.81	(4.75)	4,373,902	0.47	†	0.72	†	8.41
—	(0.09)	27.19	34.90	5,186,497	0.47		0.64		10.07
—	(0.09)	20.24	16.77	653,635	0.47		0.96		9.08
—	(0.17)	17.43	13.28	183,065	0.47^^		0.81		9.18
—	(0.05)	15.57	(3.36)	140,914	0.47^^		0.77		6.76
—	—	16.16	7.88	20,203	0.47^^†		0.91	†	—

—	(0.59)	31.49	(33.05)	79,977	(0.15	)†‡	2.73	†	17.32
—	(0.29)	47.65	12.95	110,081	(0.13	)‡	0.77		32.16
—	(0.11)	42.45	60.81	36,081	(0.12	)‡	0.29		103.23
—	—	26.50	5.03	2,650	(0.15	)†‡	0.15	†	—

—	(0.14)	18.01	(8.23)	5,945	0.50	†	0.87	†	27.58
—	—	19.76	(22.02)	5,533	0.51	†	0.58	†	32.72
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^^
Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.47%. Prior to April 1, 2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.50%, 0.58%, and 0.58%, for the years ended November 30, 2019, 2018 and 2017, respectively.

‡
The ratio of Expenses to Average Net Assets includes the effect of a reimbursement of acquired fund fees (See Note 3 in Notes to Financial Statements.) If these offsets and acquired fund fees were excluded, the ratio would have been 0.50%.

(1)	The Fund commenced operations on October 27, 2020.
(2)	The Fund commenced operations on March 6, 2017.
(3)	The Fund commenced operations on October 25, 2019.
(4)	The Fund commenced operations on July 12, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Blockchain ETF
2022 (Unaudited)	32.33	0.08	(23.02)	(22.94)	(0.93)	—
2021(1)	25.01	0.06	7.26	7.32	—	—
Global X Clean Water ETF
2022 (Unaudited)	16.73	0.09	(2.65)	(2.56)	(0.17)	—	***
2021(2)	15.04	0.26	1.47	1.73	(0.04)	—
Global X Hydrogen ETF
2022 (Unaudited)	24.38	(0.02)	(10.02)	(10.04)	—	(0.01)
2021(1)	25.04	(0.03)	(0.63)	(0.66)	—	—
Global X Solar ETF
2022 (Unaudited)	25.70	(0.03)	(5.54)	(5.57)	—	—	***
2021(3)	24.19	(0.01)	1.52	1.51	—	—
Global X Wind Energy ETF
2022 (Unaudited)	23.76	0.07	(3.95)	(3.88)	(0.01)	—
2021(3)	24.82	(0.01)	(1.05)	(1.06)	—	—
Global X Green Building ETF
2022(Unaudited) (4)	25.37	0.15	(1.66)	(1.51)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.93)	8.46	(72.74)	68,004	0.50	†	0.97	†	11.61
—	—	32.33	29.27	127,720	0.50	†	0.52	†	19.49

—	(0.17)	14.00	(15.51)	6,300	0.50	†	1.12	†	12.55
—	(0.04)	16.73	11.52	8,699	0.50	†	2.44	†	4.84

—	(0.01)	14.33	(41.19)	32,089	0.50	†	(0.24	)†	20.20
—	—	24.38	(2.64)	32,427	0.51	†	(0.33	)†	40.38

—	—	20.13	(21.66)	8,455	0.50	†	(0.31	)†	82.09
—	—	25.70	6.24	8,995	0.50	†	(0.22	)†	9.85

—	(0.01)	19.87	(16.33)	3,776	0.50	†	0.67	†	18.46
—	—	23.76	(4.27)	4,514	0.50	†	(0.10	)†	23.01

—	—	23.86	(5.95)	2,386	0.45	†	4.56	†	3.13

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount was less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 12, 2021.
(2)	The Fund commenced operations on April 8, 2021.
(3)	The Fund commenced operations on September 8, 2021.
(4)	The Fund commenced operations on April 11, 2022.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)
May 31, 2022

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of May 31, 2022, the Trust had one hundred and one portfolios, ninety-four of which were operational. The financial statements herein and the related notes pertain to the Global X Robotics & Artificial Intelligence ETF, Global X Internet of Things ETF, Global X FinTech ETF, Global X Video Games & Esports ETF, Global X Autonomous & Electric Vehicles ETF, Global X Cloud Computing ETF, Global X Data Center REITs & Digital Infrastructure ETF, Global X Cybersecurity ETF, Global X Artificial Intelligence & Technology ETF, Global X Metaverse ETF, Global X Millennial Consumer ETF, Global X Education ETF, Global X Cannabis ETF, Global X Genomics & Biotechnology ETF, Global X China Biotech Innovation ETF, Global X Telemedicine & Digital Health ETF, Global X Aging Population ETF, Global X Health & Wellness ETF, Global X CleanTech ETF, Global X U.S. Infrastructure Development ETF, Global X Thematic Growth ETF, Global X AgTech & Food Innovation ETF, Global X Blockchain ETF, Global X Clean Water ETF, Global X Hydrogen ETF, Global X Solar ETF, Global X Wind Energy ETF and Global X Green Building ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X Health & Wellness ETF and Global X U.S. Infrastructure Development ETF, has elected non-diversified status under the 1940 Act.
Global X Metaverse ETF commenced operations on April 26, 2022 and Global X Green Building ETF commenced operations on April 11, 2022.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a fair value committee of the Trust (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed  restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters,

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2022, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
For the period ended May 31, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at May 31, 2022. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities. Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of May 31, 2022, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements*	Fair Value of Non-cash Collateral Received (1)	Cash Collateral Received		Net Amount (2)
Global X Robotics & Artificial Intelligence ETF
BNP Paribas	$27,986,515	$27,986,515	$	−	$	−
Global X Internet of Things ETF
BNP Paribas	$2,155,488	$2,155,488	$	−	$	−
Global X FinTech ETF
BNP Paribas	$29,885,649	$29,885,649	$	−	$	−
Global X Video Games & Esports ETF
BNP Paribas	$7,601,889	$7,601,889	$	−	$	−
Global X Autonomous & Electric Vehicles ETF
BNP Paribas	$32,958,024	$32,958,024	$	−	$	−
Global X Artificial Intelligence & Technology ETF
BNP Paribas	$1,081,641	$1,081,641	$	−	$	−
Global X Millennial Consumer ETF
BNP Paribas	$120,982	$120,982	$	−	$	−
Global X Cannabis ETF
BNP Paribas	$9,338,332	$9,338,332	$	−	$	−
Global X Genomics & Biotechnology ETF
BNP Paribas	$3,480,701	$3,480,701	$	−	$	−
Global X Telemedicine & Digital Health ETF
BNP Paribas	$5,052,149	$5,052,149	$	−	$	−
Global X U.S. Infrastructure Development ETF
BNP Paribas	$1,522,016	$1,522,016	$	−	$	−
Global X Thematic Growth ETF
BNP Paribas	$3,102,821	$3,102,821	$	−	$	−
Global X Blockchain ETF
BNP Paribas	$9,947,946	$9,947,946	$	−	$	−

*	Repurchase agreements with an overnight and continuous maturity.
(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period, however management’s

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws, and regulations and interpretations thereof.
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.
As of and during the reporting period ended May 31, 2022, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as in income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.
INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%.  Cash overdraft charges are included in custodian fees on the Statements of Operations.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares,  referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at May 31, 2022	Redemption Fee
Global X Robotics & Artificial Intelligence ETF	10,000	$600	$238,700	$600
Global X Internet of Things ETF	10,000	600	294,700	600
Global X FinTech ETF	10,000	400	253,200	400
Global X Video Games & Esports ETF	10,000	600	232,400	600
Global X Autonomous & Electric Vehicles ETF	10,000	700	249,400	700
Global X Cloud Computing ETF	10,000	250	178,400	250
Global X Data Center REITs & Digital Infrastructure ETF	10,000	300	157,200	300
Global X Cybersecurity ETF	10,000	250	263,600	250
Global X Artificial Intelligence & Technology ETF	10,000	600	227,600	600
Global X Metaverse ETF	10,000	400	235,400	400
Global X Millennial Consumer ETF	10,000	300	295,000	300
Global X Education ETF	10,000	500	66,000	500
Global X Cannabis ETF	10,000	250	34,100	250
Global X Genomics & Biotechnology ETF	10,000	250	119,800	250
Global X China Biotech Innovation ETF	10,000	600	98,000	600
Global X Telemedicine & Digital Health ETF	10,000	250	119,300	250
Global X Aging Population ETF	10,000	800	261,200	800
Global X Health & Wellness ETF	10,000	800	215,300	800
Global X CleanTech ETF	10,000	600	148,000	600
Global X U.S. Infrastructure Development ETF	10,000	400	258,100	400
Global X Thematic Growth ETF	10,000	250	314,900	250
Global X AgTech & Food Innovation ETF	10,000	300	180,100	300
Global X Blockchain ETF	10,000	250	84,600	250
Global X Clean Water ETF	10,000	500	140,000	500
Global X Hydrogen ETF	10,000	300	143,300	300
Global X Solar ETF	10,000	900	201,300	900
Global X Wind Energy ETF	10,000	600	198,700	600
Global X Green Building ETF	10,000	1,000	238,600	1,000

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.  For the Adviser’s services to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees and expenses, (except for Global X Thematic Growth ETF), and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).
The Supervision and Administration Agreement for the Global X Thematic Growth ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the period ended May 31, 2022, the Adviser paid acquired fund fees and expenses of $303,817 and made such reimbursement payments to the Global X Thematic Growth ETF on a monthly basis.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:
Supervision and Administration Fee
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X FinTech ETF	0.68%
Global X Video Games & Esports ETF	0.50%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Cloud Computing ETF	0.68%
Global X Data Center REITs & Digital Infrastructure ETF	0.50%
Global X Cybersecurity ETF***	0.50%
Global X Artificial Intelligence & Technology ETF	0.68%
Global X Metaverse ETF	0.50%
Global X Millennial Consumer ETF*	0.50%
Global X Education ETF	0.50%
Global X Cannabis ETF	0.50%
Global X Genomics & Biotechnology ETF	0.50%
Global X China Biotech Innovation ETF	0.65%
Global X Telemedicine & Digital Health ETF	0.68%
Global X Aging Population ETF*	0.50%
Global X Health & Wellness ETF*	0.50%
Global X CleanTech ETF	0.50%
Global X U.S. Infrastructure Development ETF**	0.47%
Global X Thematic Growth ETF	0.50%
Global X AgTech & Food Innovation ETF	0.50%
Global X Blockchain ETF	0.50%
Global X Clean Water ETF	0.50%
Global X Hydrogen ETF	0.50%
Global X Solar ETF	0.50%
Global X Wind Energy ETF	0.50%
Global X Green Building ETF	0.45%

*Pursuant to expense limitation agreements, prior to April 1, 2020, the Adviser contractually agreed to waive or reimburse fees and/or limit annual fund expenses to the extent necessary to assure that the operating expenses of the Global X Millennial Consumer ETF, the Global X Aging Population ETF and the Global X Health & Wellness ETF (the “Funds”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.50% of the Funds’ average daily net assets per

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
year until April 1, 2020. Each Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the three fiscal years prior to April 1, 2020, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board has approved such reimbursement to the Adviser. Although the Board voted to permanently reduce each Fund’s management fees to 0.50% and end the expense limitation agreements as of April 1, 2020, waived or reimbursed fees prior to April 1, 2020 are still subject to recoupment. As of May 31, 2022, the amounts of waivers/reimbursements subject to recoupment for the Global X Millennial Consumer ETF, the Global X Aging Population ETF and the Global X Health & Wellness ETF, $18,918 expiring 2022, $9,461 expiring 2022 and $8,496 expiring 2022, respectively. As of May 31, 2022, there had been no recoupment of previously waived and reimbursed fees.
** Pursuant to an expense limitation agreement between the Global X U.S. Infrastructure Development ETF (the “Fund”) and the Adviser prior to April 1, 2019, the Adviser contractually agreed to reimburse or waive fees and/or limit annual fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.47% of the Fund’s average daily net assets until April 1, 2019. Pursuant to the expense limitation agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.47% during the year in which it is paid and the Board has approved such reimbursement to the Adviser. Although the Board voted to permanently reduce the Fund’s fees to 0.47% and end the expense limitation agreement as of April 1, 2019, prior waived or reimbursed fees are still subject to recoupment. As of May 31, 2022, the amount of waivers/reimbursements subject to recoupment for the Fund was $44,734 expiring in 2022. As of May 31, 2022, there had been no recoupment of previously waived and reimbursed fees.
*** Pursuant to an expense limitation agreement between the Global X Cybersecurity ETF (the “Fund”) and the Adviser prior to April 1, 2021, the Adviser contractually agreed to waive or reimburse fees and/or limit annual fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.50% of the Fund’s average daily net assets until April 1, 2021. The Board voted to permanently reduce the Fund’s fees to 0.50% and end the expense limitation agreement as of April 1, 2021.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and  filing of reports, registration statements, proxy statements and other materials required to

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
be filed or furnished by the Funds under Federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.  SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and  maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its  registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as the Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

4. INVESTMENT TRANSACTIONS
For the period ended May 31, 2022, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:
	Purchases	Sales and Maturities
Global X Robotics & Artificial Intelligence ETF	$158,568,384	$153,269,097
Global X Internet of Things ETF	4,094,760	11,342,694
Global X FinTech ETF	170,587,255	230,924,214
Global X Video Games & Esports ETF	114,497,647	136,315,663
Global X Autonomous & Electric Vehicles ETF	250,664,280	241,086,623
Global X Cloud Computing ETF	150,700,245	176,532,917
Global X Data Center REITs & Digital Infrastructure ETF	18,866,029	17,500,729
Global X Cybersecurity ETF	191,438,324	195,642,657
Global X Artificial Intelligence & Technology ETF	24,139,153	20,864,595
Global X Metaverse ETF	886,563	467,790
Global X Millennial Consumer ETF	18,124,251	18,259,371
Global X Education ETF	801,892	811,951
Global X Cannabis ETF	16,437,284	17,570,838
Global X Genomics & Biotechnology ETF	45,418,927	45,496,948
Global X China Biotech Innovation ETF	781,226	779,709
Global X Telemedicine & Digital Health ETF	47,315,779	46,389,334
Global X Aging Population ETF	6,302,336	6,397,386
Global X Health & Wellness ETF	2,999,972	3,778,684
Global X CleanTech ETF	12,351,388	13,226,936
Global X U.S. Infrastructure Development ETF	418,438,956	418,520,246
Global X Thematic Growth ETF	16,811,949	16,689,987
Global X AgTech & Food Innovation ETF	1,823,036	1,659,863
Global X Blockchain ETF	16,064,794	11,758,882
Global X Clean Water ETF	952,388	1,095,250
Global X Hydrogen ETF	7,367,092	6,184,628
Global X Solar ETF	8,755,348	7,242,083
Global X Wind Energy ETF	774,452	752,984
Global X Green Building ETF	399,795	74,881

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

4. INVESTMENT TRANSACTIONS (continued)
For each of the periods ended May 31, 2022 and November 30, 2021, in-kind transactions associated with creations and redemptions were, respectively:
2022	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Robotics & Artificial Intelligence ETF	$9,152,391	$227,472,947	$34,634,105
Global X Internet of Things ETF	4,273,506	64,640,139	23,011,813
Global X FinTech ETF	78,106,242	108,878,861	24,031,995
Global X Video Games & Esports ETF	5,123,208	116,122,197	(17,274,122)
Global X Autonomous & Electric Vehicles ETF	321,683,847	339,475,310	72,139,763
Global X Cloud Computing ETF	138,481,193	293,649,179	34,452,153
Global X Data Center REITs & Digital Infrastructure ETF	20,899,960	8,025,772	856,514
Global X Cybersecurity ETF	356,472,431	112,860,314	15,633,078
Global X Artificial Intelligence & Technology ETF	38,881,769	19,819,375	245,071
Global X Metaverse ETF	2,029,877	–	–
Global X Millennial Consumer ETF	11,502,933	54,502,967	13,373,796
Global X Education ETF	–	524,626	(255,824)
Global X Cannabis ETF	19,424,655	1,403,436	(63,446)
Global X Genomics & Biotechnology ETF	57,983,480	44,886,106	(1,888,600)
Global X China Biotech Innovation ETF	–	–	–
Global X Telemedicine & Digital Health ETF	8,887,316	244,608,906	(13,929,595)
Global X Aging Population ETF	1,957,955	7,646,313	1,790,626
Global X Health & Wellness ETF	–	6,780,692	(134,496)
Global X CleanTech ETF	14,932,863	29,507,407	(1,220,578)
Global X U.S. Infrastructure Development ETF	251,188,020	798,120,674	202,180,416
Global X Thematic Growth ETF	19,195,587	9,315,312	(418,321)
Global X AgTech & Food Innovation ETF	2,224,666	1,430,849	387,467
Global X Blockchain ETF	74,109,488	5,317,460	(177,306)
Global X Clean Water ETF	–	981,125	59,117
Global X Hydrogen ETF	17,030,119	898,291	120,712
Global X Solar ETF	5,617,451	5,993,787	(822,016)
Global X Wind Energy ETF	–	–	–
Global X Green Building ETF	2,220,556	–	–

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

4. INVESTMENT TRANSACTIONS (continued)
2021	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Robotics & Artificial Intelligence ETF	$516,176,567	$268,404,834	$104,021,753
Global X Internet of Things ETF	124,298,078	5,853,786	2,702,825
Global X FinTech ETF	455,294,813	77,635,643	32,639,364
Global X Video Games & Esports ETF	438,401,077	441,702,887	122,014,036
Global X Autonomous & Electric Vehicles ETF	1,243,079,372	291,206,321	85,610,777
Global X Cloud Computing ETF	635,933,771	853,780,576	365,920,393
Global X Data Center REITs & Digital Infrastructure ETF	69,706,585	9,421,401	2,014,075
Global X Cybersecurity ETF	1,711,103,704	690,141,933	61,785,267
Global X Artificial Intelligence & Technology ETF	141,480,507	118,763,825	40,858,235
Global X Millennial Consumer ETF	155,261,180	68,410,599	33,089,756
Global X Education ETF	8,876,876	2,847,433	(337,863)
Global X Cannabis ETF	275,557,718	51,606,966	24,761,396
Global X Genomics & Biotechnology ETF	240,138,908	35,229,260	13,974,372
Global X China Biotech Innovation ETF	630,424	485,396	145,716
Global X Telemedicine & Digital Health ETF	396,173,748	342,418,244	86,292,306
Global X Aging Population ETF	35,801,242	19,845,490	8,006,911
Global X Health & Wellness ETF	27,943,145	16,642,208	4,758,017
Global X CleanTech ETF	155,189,990	20,025,277	495,401
Global X U.S. Infrastructure Development ETF	4,358,056,593	348,552,979	121,363,658
Global X Thematic Growth ETF	153,127,441	75,266,423	17,652,968
Global X AgTech & Food Innovation ETF	6,436,426	–	–
Global X Blockchain ETF	128,912,482	12,034,770	7,300,346
Global X Clean Water ETF	7,685,779	170,354	32,550
Global X Hydrogen ETF	30,579,365	–	–
Global X Solar ETF	4,426,914	–	–
Global X Wind Energy ETF	2,801,043	–	–

For the period ended May 31, 2022, there were no purchases or sales of long-term U.S. Government securities by the Funds.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

5. TAX INFORMATION (continued)
The tax character of dividends and distributions declared during the years or periods ended November 30, 2021 and November 30, 2020 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Robotics & Artificial Intelligence ETF
2021	$1,369,174	$–	$3,009,240	$4,378,414
2020	5,209,655	–	891,490	6,101,145
Global X Internet of Things ETF
2021	$1,320,266	$–	$–	$1,320,266
2020	1,147,071	–	–	1,147,071
Global X FinTech ETF
2021	$–	$–	$–	$–
2020	–	–	–	–
Global X Video Games & Esports ETF
2021	$4,336,763	$–	$–	$4,336,763
2020	67,560	–	–	67,560
Global X Autonomous & Electric Vehicles ETF
2021	$2,137,703	$–	$–	$2,137,703
2020	148,067	–	–	148,067
Global X Cloud Computing ETF
2021	$–	$–	$–	$–
2020	158,369	57,631	–	216,000
Global X Data Center REITs & Digital Infrastructure ETF
2021	$239,154	$–	$–	$239,154
2020	–	–	–	–
Global X Cybersecurity ETF
2021	$163,450	$2,499	$–	$165,949
2020	130,636	–	–	130,636
Global X Artificial Intelligence & Technology ETF
2021	$496,492	$–	$–	$496,492
2020	293,815	–	–	293,815
Global X Millennial Consumer ETF
2021	$197,478	$–	$–	$197,478
2020	295,120	31,340	–	326,460
Global X Education ETF
2021	$4,036	$–	$6,036	$10,072
2020	–	–	–	–
Global X Cannabis ETF
2021	$1,884,853	$–	$–	$1,884,853
2020	501,916	–	–	501,916
Global X Genomics & Biotechnology ETF
2021	$157,150	$–	$–	$157,150
2020	–	–	–	–
Global X China Biotech Innovation ETF
2021	$–	$–	$–	$–
2020	–	–	–	–

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

5. TAX INFORMATION (continued)
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X Telemedicine & Digital Health ETF
2021	$193,332	$–	$–	$193,332
2020	–	–	–	–
Global X Aging Population ETF
2021	$168,728	$–	$–	$168,728
2020	161,566	45,724	–	207,290
Global X Health & Wellness ETF
2021	$137,684	$–	$–	$137,684
2020	95,104	–	–	95,104
Global X CleanTech ETF
2021	$85,349	$–	$–	$85,349
2020	–	–	–	–
Global X U.S. Infrastructure Development ETF
2021	$7,771,784	$–	$–	$7,771,784
2020	1,004,004	–	–	1,004,004
Global X Thematic Growth ETF
2021	$391,721	$–	$–	$391,721
2020	16,854	–	–	16,854
Global X AgTech & Food Innovation ETF
2021	$–	$–	$–	$–
Global X Blockchain ETF
2021	$–	$–	$–	$–
Global X Clean Water ETF
2021	$8,160	$–	$–	$8,160
Global X Hydrogen ETF
2021	$–	$–	$–	$–
Global X Solar ETF
2021	$–	$–	$–	$–
Global X Wind Energy ETF
2021	$–	$–	$–	$–

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

5. TAX INFORMATION (continued)

As of November 30, 2021, the components of tax basis distributable earnings (accumulated losses) were as follows:
	Global X Funds
	Global X Robotics & Artificial Intelligence ETF	Global X Internet of Things ETF	Global X FinTech ETF
Undistributed Ordinary Income	$–	$834,626	$53,277,389
Undistributed Long-Term Capital Gain	–	628,188	–
Capital Loss Carryforwards	(150,741,956)	–	(29,232,938)
Unrealized Appreciation on Investments and Foreign Currency	629,295,293	140,161,697	223,274,194
Other Temporary Differences	1	(5)	3
Total Distributable Earnings	$478,553,338	$141,624,506	$247,318,648

	Global X Funds
	Global X Video Games & Esports ETF	Global X Autonomous & Electric Vehicles ETF	Global X Cloud Computing ETF
Undistributed Ordinary Income	$1,985,253	$1,083,211	$–
Undistributed Long-Term Capital Gain	1,007,377	547,077	21,230,015
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(63,806,021)	89,388,998	(2,774,947)
Late Year Loss Deferral	–	–	(6,996,928)
Other Temporary Differences	(1)	(3)	2
Total Distributable Earnings (Accumulated Losses)	$(60,813,392)	$91,019,283	$11,458,142

	Global X Funds
	Global X Data Center REITs & Digital Infrastructure ETF	Global X Cybersecurity ETF	Global X Artificial Intelligence & Technology ETF
Undistributed Ordinary Income	$541,477	$6,460,101	$76,997
Undistributed Long-Term Capital Gain	277	81,575	–
Post October Losses	–	(378,665)	–
Capital Loss Carryforwards	–	–	(79,609)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	4,904,111	(10,805,777)	14,164,157
Other Temporary Differences	–	2	(2)
Total Distributable Earnings (Accumulated Losses)	$5,445,865	$(4,642,764)	$14,161,543

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

5. TAX INFORMATION (continued)
	Global X Funds
	Global X Millennial Consumer ETF	Global X Education ETF	Global X Cannabis ETF
Undistributed Ordinary Income	$265,511	$–	$1,140,709
Capital Loss Carryforwards	(466,313)	(896,391)	(66,990,231)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	20,439,830	(5,612,102)	(108,927,806)
Other Temporary Differences	(1)	–	(2)
Total Distributable Earnings (Accumulated Losses)	$20,239,027	$(6,508,493)	$(174,777,330)

	Global X Funds
	Global X Genomics & Biotechnology ETF	Global X China Biotech Innovation ETF	Global X Telemedicine & Digital Health ETF
Undistributed Ordinary Income	$20,335	$–	$–
Capital Loss Carryforwards	(4,935,526)	(342,730)	(5,333,192)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(30,476,601)	24,336	(114,166,327)
Late Year Loss Deferral	–	(14,496)	(3,327,178)
Other Temporary Differences	1	–	(1)
Total Accumulated Losses	$(35,391,791)	$(332,890)	$(122,826,698)

	Global X Funds
	Global X Aging Population ETF	Global X Health & Wellness ETF	Global X CleanTech ETF
Undistributed Ordinary Income	$148,495	$188,616	$399,782
Capital Loss Carryforwards	(607,603)	(207,413)	(10,334,015)
Unrealized Depreciation on Investments and Foreign Currency	(1,956,466)	(492,694)	(23,164,452)
Other Temporary Differences	–	–	(4)
Total Accumulated Losses	$(2,415,574)	$(511,491)	$(33,098,689)

	Global X Funds
	Global X U.S. Infrastructure Development ETF	Global X Thematic Growth ETF	Global X AgTech & Food Innovation ETF
Undistributed Ordinary Income	$15,555,496	$351,357	$36,941
Capital Loss Carryforwards	–	(602,290)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	449,921,063	(16,497,616)	(1,006,982)
Other Temporary Differences	2	(2)	1
Total Distributable Earnings (Accumulated Losses)	$465,476,561	$(16,748,551)	$(970,040)

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

5. TAX INFORMATION (continued)
	Global X Funds
	Global X Blockchain ETF	Global X Clean Water ETF	Global X Hydrogen ETF
Undistributed Ordinary Income	$4,557,761	$76,275	$15,747
Capital Loss Carryforwards	(1,816,728)	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(685,639)	115,799	(680,519)
Other Temporary Differences	(1)	–	–
Total Distributable Earnings (Accumulated Losses)	$2,055,393	$192,074	$(664,772)

	Global X Funds
	Global X Solar ETF	Global X Wind Energy ETF
Undistributed Ordinary Income	$2,117	$–
Capital Loss Carryforwards	–	(1,716)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	8,237	(250,717)
Late Year Loss Deferral	–	(1,046)
Other Temporary Differences	–	(2)
Total Distributable Earnings (Accumulated Losses)	$10,354	$(253,481)

Qualified late year ordinary (including currency and specified gain/loss items) and Post-October capital losses represent losses realized from January 1, 2021 through November 30, 2021 and November 1, 2021 through November 30, 2021, respectively, that in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

5. TAX INFORMATION (continued)
For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Robotics & Artificial Intelligence ETF	$84,566,247	$66,175,709	$150,741,956
Global X FinTech ETF	9,879,322	19,353,616	29,232,938
Global X Artificial Intelligence & Technology ETF	79,609	-	79,609
Global X Millennial Consumer ETF	466,313	-	466,313
Global X Education ETF	892,023	4,368	896,391
Global X Cannabis ETF	66,990,231	-	66,990,231
Global X Genomics & Biotechnology ETF	4,935,526	-	4,935,526
Global X China Biotech Innovation ETF	342,730	-	342,730
Global X Telemedicine & Digital Health ETF	5,333,192	-	5,333,192
Global X Aging Population ETF	395,424	212,179	607,603
Global X Health & Wellness ETF	32,918	174,495	207,413
Global X CleanTech ETF	10,334,015	-	10,334,015
Global X Thematic Growth ETF	602,290	-	602,290
Global X Blockchain ETF	1,816,728	-	1,816,728
Global X Wind Energy ETF	1,716	-	1,716
During the year ended November 30, 2021, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Robotics & Artificial Intelligence ETF	$3,842,429	$-	$3,842,429
Global X Internet of Things ETF	2,400,581	1,093,750	3,494,331
Global X FinTech ETF	1,103,918	2,017,792	3,121,710
Global X Autonomous & Electric Vehicles ETF	624,629	418,854	1,043,483
Global X Cloud Computing ETF	1,239,928	-	1,239,928
Global X Artificial Intelligence & Technology ETF	381,637	157,197	538,834
Global X Millennial Consumer ETF	381,063	-	381,063
Global X Cannabis ETF	-	146,699	146,699
Global X Health & Wellness ETF	142,079	-	142,079

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

5. TAX INFORMATION (continued)
The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2022, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Robotics & Artificial Intelligence ETF	$1,926,657,153	$239,378,657	$(525,508,338)	$(286,129,681)
Global X Internet of Things ETF	333,661,240	46,450,992	(35,355,982)	11,095,010
Global X FinTech ETF	992,447,878	46,386,359	(282,255,012)	(235,868,653)
Global X Video Games & Esports ETF	395,232,823	5,361,077	(121,235,657)	(115,874,580)
Global X Autonomous & Electric Vehicles ETF	1,329,709,398	52,282,437	(256,858,099)	(204,575,662)
Global X Cloud Computing ETF	1,114,868,360	31,220,920	(436,499,942)	(405,279,022)
Global X Data Center REITs & Digital Infrastructure ETF	97,193,279	2,656,264	(9,155,887)	(6,499,623)
Global X Cybersecurity ETF	1,358,369,477	51,608,486	(262,047,190)	(210,438,704)
Global X Artificial Intelligence & Technology ETF	194,575,259	4,098,444	(44,866,767)	(40,768,323)
Global X Metaverse ETF	2,426,070	98,046	(173,951)	(75,905)
Global X Millennial Consumer ETF	173,164,867	2,975,910	(54,744,979)	(51,769,069)
Global X Education ETF	10,481,009	151,582	(6,616,569)	(6,464,987)
Global X Cannabis ETF	191,242,917	60,886	(111,009,469)	(110,948,583)
Global X Genomics & Biotechnology ETF	279,774,253	4,586,539	(105,944,579)	(101,358,040)
Global X China Biotech Innovation ETF	3,705,418	119,042	(1,183,075)	(1,064,033)
Global X Telemedicine & Digital Health ETF	332,807,306	4,932,631	(156,739,482)	(151,806,851)
Global X Aging Population ETF	57,320,304	3,763,325	(9,690,865)	(5,927,540)
Global X Health & Wellness ETF	31,286,051	899,004	(8,543,946)	(7,644,942)
Global X CleanTech ETF	170,221,760	709,255	(55,938,183)	(55,228,928)
Global X U.S. Infrastructure Development ETF	4,346,938,125	347,545,036	(321,783,611)	25,761,425
Global X Thematic Growth ETF	131,127,202	–	(44,844,921)	(44,844,921)
Global X AgTech & Food Innovation ETF	8,172,042	492,754	(2,180,435)	(1,687,681)
Global X Blockchain ETF	188,692,961	95,141	(100,075,497)	(99,980,356)
Global X Clean Water ETF	7,363,065	69,641	(1,142,662)	(1,073,021)
Global X Hydrogen ETF	45,424,051	469,267	(10,932,492)	(10,463,225)
Global X Solar ETF	7,402,436	1,094,692	(52,937)	1,041,755
Global X Wind Energy ETF	4,418,863	107,805	(755,530)	(647,725)
Global X Green Building ETF	2,545,048	14,420	(180,963)	(166,543)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and partnership adjustments.
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

6. CONCENTRATION OF RISKS
The Funds may invest in companies focused on business activities in emerging economic themes.  Such thematic companies typically face intense competition and potentially rapid product obsolescence. Thematic companies may have limited product lines, markets, financial resources or personnel. These companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful.  These companies are also frequently dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Such companies may be potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The emergent nature of many economic themes could result in increasing regulatory scrutiny in the future, which may impede the growth of companies that develop and/or focus on such economic themes. Similarly, the collection of data from consumers and other sources is frequently a critical component in emerging economic themes and could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Finally, these companies may be involved in young, fast evolving industries with increased exposure to the risks associated with changes in applicable laws (including regulation, other rule changes, and related Federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of these companies.
Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

6. CONCENTRATION OF RISKS (continued)
widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.
On June 3, 2021, President Biden expanded upon a previously issued executive order that prohibited U.S. persons from transacting in publicly traded securities designated by the U.S. Department of Defense as “Communist Chinese Military Companies” or “CCMCs” or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. President Biden’s executive order (the “Executive Order”) retains the structure of the investment-based CCMC sanctions program introduced in late 2020 but expands the prohibitions to address threats from the use of Chinese surveillance technology outside the People’s Republic of China and the development or use of Chinese surveillance technology to facilitate repression or serious human rights abuse.
Under the Executive Order, U.S. persons will be prohibited from engaging in the purchase or sale of publicly-traded securities, as well as securities derivative of, or designed to provide investment exposure to, such securities. This prohibition took effect on August 2, 2021 for entities listed in the Appendix to the Executive Order (and 60 days after designation, with respect to subsequently designated entities). In addition, U.S. persons were required to divest of targeted securities of entities listed in the Appendix to the Executive Order by June 3, 2022 (or 365 days from designation, with respect to subsequently designated entities).

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

6. CONCENTRATION OF RISKS (continued)
The Executive Order replaces the previous list of CCMCs with a new Non-SDN Chinese Military Industrial Complex Companies List. The U.S. Department of the Treasury, rather than the U.S. Department of Defense, will make designations going forward.
These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments. Each Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index).
Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.
The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions regarding the impact of this transition remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

6. CONCENTRATION OF RISKS (continued)
on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.
7. LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)
At May 31, 2022, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X Robotics & Artificial Intelligence ETF
Barclays Capital Inc.	$5,452,458	$5,685,700
BNP Paribas Securities Corp	478,325	531,230
BofA Securities Inc.	6,075,072	6,561,897
Citigroup	6,404,140	6,559,133
Goldman Sachs & Co.	5,303,845	5,681,479
J.P. Morgan Securities LLC	4,928,903	5,150,891
Morgan Stanley & Co. LLC	21,813,313	22,428,162
National Financial Services LLC	739,212	805,620
Nomura Securities International Inc	609,351	645,100
Scotia Capital	127,502	135,000
SG Americas Securities	1,073,047	1,143,625
UBS AG London Branch	315,986	334,500
UBS Securities LLC	2,311,716	2,451,995
Total	$55,632,870	$58,114,332

Global X Internet of Things ETF
Barclays Capital Inc.	$218,120	$233,700
BNP Paribas Securities Corp	284,640	286,680
Citigroup	-	822,305
Credit Suisse Securities	437,787	471,661
Goldman Sachs & Co.	496,710	524,414
J.P. Morgan Securities LLC	1,812,840	1,956,678
SG Americas Securities	163,362	180,458
Total	$3,413,459	$4,475,896

Global X FinTech ETF
Barclays Capital Inc.	$5,708,700	$5,843,160
BMO Capital Markets	481,610	483,155
BNP Parabis S.A. (New York Branch)	15,512	17,760
BNP Paribas Securities Corp	746,665	768,395
BofA Securities Inc.	9,430,767	9,117,208	(1)
Citigroup	5,445,838	5,580,154
Goldman Sachs & Co.	3,087,188	3,225,150
J.P. Morgan Securities LLC	4,675,753	4,841,667
Morgan Stanley & Co. LLC	26,033,820	26,409,504
National Financial Services LLC	17,270	18,920
Scotia Capital	1,997,834	2,208,311
UBS AG London Branch	172,956	198,024
UBS Securities LLC	3,258,437	3,374,290
Total	$61,072,350	$62,085,698

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral
Global X Video Games & Esports ETF
Barclays Capital Inc.	$60,345	$58,725	(1)
BNP Paribas Securities Corp.	218,355	215,525	(1)
BofA Securities Inc.	794,396	846,370
Citigroup	4,869,713	5,128,055
Goldman Sachs & Co.	1,116,540	1,169,004
J.P. Morgan Securities LLC	1,179,197	1,252,728
Morgan Stanley & Co. LLC	4,482,930	4,366,760	(1)
National Financial Services LLC	112,080	121,170
Normura Securities International Inc.	55,680	69,600
UBS AG London Branch	141,829	2,625,682
Total	$13,031,065	$15,853,619

Global X Autonomous & Electric Vehicles ETF
Barclays Capital Inc.	$1,097,854	$1,078,200	(1)
BMO Capital Markets	1,715,942	1,813,585
BNP Paribas Securities Corp.	7,156,178	7,345,180
BofA Securities Inc.	5,869,096	6,428,463
Citigroup	3,803,342	4,227,630
Goldman Sachs & Co.	18,511,539	19,804,488
J.P. Morgan Securities LLC	3,745,638	4,012,650
Morgan Stanley & Co. LLC	10,387,587	10,793,898
National Financial Services LLC	2,047,525	2,187,658
Normura Securities International Inc.	297,563	315,000
Scotia Capital	7,126,521	7,814,147
UBS AG London Branch	503,586	521,160
UBS Securities LLC	2,535,749	2,561,724
Total	$64,798,120	$68,903,783

Global X Artificial Intelligence & Technology ETF
BNP Paribas Securities Corp.	$268,906	$266,030	(1)
BofA Securities Inc.	1,455,888	1,481,025
Citigroup	205,733	209,611
J.P. Morgan Securities LLC	258,427	268,775
Wells Fargo Securities LLC	20,160	20,600
Total	$2,209,114	$2,246,041

Global X Millennial Consumer ETF
BNP Paribas Securities Corp.	$244,110	$251,220
Total	$244,110	$251,220

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X Cannabis ETF
Barclays Capital Inc.	$4,643,338	$4,901,524
BMO Capital Markets	126,431	134,744
BNP Parabis S.A. (New York Branch)	216,780	238,814
BNP Paribas Securities (USA) LLC	930,459	957,315
Credit Suisse Securities	119,327	149,997
Goldman Sachs & Co.	630,734	704,218
J.P. Morgan Securities LLC	3,857,896	4,266,770
Morgan Stanley & Co. LLC	2,456,855	2,565,569
National Financial Services LLC	37,633	42,500
Scotia Capital	3,309,407	3,483,249
UBS AG London Branch	1,125,225	1,215,032
UBS Securities LLC	377,471	962,200
Total	$17,831,556	$19,621,932

Global X Genomics & Biotechnology ETF
Barclays Capital Inc.	$1,480,373	$1,711,414
Citigroup	476,501	539,683
Goldman Sachs & Co.	2,081,519	2,184,885
Morgan Stanley & Co. LLC	1,029,815	1,081,535
UBS AG London Branch	964,659	921,500	(1)
Wells Fargo Securities LLC	766,260	788,700
Total	$6,799,127	$7,227,717

Global X Telemedicine & Digital Health ETF
Barclays Capital Inc.	$434,072	$466,300
Citigroup	3,926,868	4,126,036
Goldman Sachs & Co.	4,926,522	5,270,018
National Financial Services LLC	235,301	251,093
UBS AG London Branch	272,600	377,400
Total	$9,795,363	$10,490,847

Global X U.S. Infrastructure Development ETF
UBS Securities LLC	$3,062,844	$3,160,485
Total	$3,062,844	$3,160,485

Global X Thematic Growth ETF
Barclays Capital Inc.	$946,580	$993,750
Citigroup	291,295	301,875
Goldman Sachs & Co.	1,262,228	1,308,776
Morgan Stanley & Co. LLC	3,005,838	3,130,380
UBS AG London Branch	385,776	708,264
Total	$5,891,717	$6,443,045

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X Blockchain ETF
BMO Capital Markets	$802,138	$781,353	(1)
BNP Parabis S.A. (New York Branch)	263,958	302,216
BNP Paribas Securities Corp.	406,120	399,620	(1)
BofA Securities Inc.	5,845,654	6,488,937
Goldman Sachs & Co.	4,327,962	4,719,477
J.P. Morgan Securities LLC	857,489	852,600	(1)
National Financial Services LLC	4,156,053	4,128,750	(1)
Nomura Securities International Inc.	221,143	245,698
Scotia Capital	2,479,404	2,750,016
Total	$19,359,921	$20,668,667
 (1) It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REGULATORY MATTERS
In December 2020, the U.S. Securities and Exchange Commission (the “SEC) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted a related recordkeeping rule, (together with Rule 2a-5, the “Rules”) and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the Rules by September 8, 2022. Management is currently assessing the potential impact of the new Rules on the Funds’ financial statements.

Notes to Financial Statements (Unaudited) (Concluded)
May 31, 2022

10. SUBSEQUENT EVENTS
The Board of the Trust approved a reverse stock split of one to six (1:6) of the issued and outstanding shares of the Global X Cannabis ETF (the “Reverse Stock Split”). The Reverse Stock Split was completed after the close of business on June 10, 2022.
The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.
Operating expenses such as these are deducted from a Fund’s gross income and directly reduce their final investment returns. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2021 to May 31, 2022).
The table on the next page illustrates the Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 12/1/2021	Ending Account Value 5/31/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Robotics & Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$658.70	0.68%	$2.81
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Internet of Things ETF
Actual Fund Return	$1,000.00	$784.40	0.68%	$3.03
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X FinTech ETF
Actual Fund Return	$1,000.00	$586.00	0.68%	$2.69
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Video Games & Esports ETF
Actual Fund Return	$1,000.00	$792.70	0.50%	$2.23
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Autonomous & Electric Vehicles ETF
Actual Fund Return	$1,000.00	$821.30	0.68%	$3.09
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Cloud Computing ETF
Actual Fund Return	$1,000.00	$639.60	0.68%	$2.78
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Data Center REITs & Digital Infrastructure ETF
Actual Fund Return	$1,000.00	$889.70	0.50%	$2.36
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Cybersecurity ETF
Actual Fund Return	$1,000.00	$835.70	0.50%	$2.29
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Artificial Intelligence & Technology ETF
Actual Fund Return	$1,000.00	$721.00	0.68%	$2.92
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Metaverse ETF *
Actual Fund Return	$1,000.00	$976.80	0.50%	$0.47	(2)
Hypothetical 5% Return	1,000.00	1,022.40	0.50	2.52

Global X Millennial Consumer ETF
Actual Fund Return	$1,000.00	$692.20	0.50%	$2.11
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 12/1/2021	Ending Account Value 5/31/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Education ETF
Actual Fund Return	$1,000.00	$692.00	0.50%	$2.11
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Cannabis ETF
Actual Fund Return	$1,000.00	$484.60	0.50%	$1.85
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Genomics & Biotechnology ETF
Actual Fund Return	$1,000.00	$581.50	0.50%	$1.97
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X China Biotech Innovation ETF
Actual Fund Return	$1,000.00	$614.00	0.65%	$2.62
Hypothetical 5% Return	1,000.00	1,021.69	0.65	3.28

Global X Telemedicine & Digital Health ETF
Actual Fund Return	$1,000.00	$731.00	0.68%	$2.93
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Aging Population ETF
Actual Fund Return	$1,000.00	$958.70	0.50%	$2.44
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Health & Wellness ETF
Actual Fund Return	$1,000.00	$771.70	0.50%	$2.21
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X CleanTech ETF
Actual Fund Return	$1,000.00	$726.80	0.50%	$2.15
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X U.S. Infrastructure Development ETF
Actual Fund Return	$1,000.00	$952.50	0.47%	$2.29
Hypothetical 5% Return	1,000.00	1,022.59	0.47	2.37

Global X Thematic Growth ETF
Actual Fund Return	$1,000.00	$669.50	0.00%	$0.00
Hypothetical 5% Return	1,000.00	1,024.18	0.00	0.00

Global X AgTech & Food Innovation ETF
Actual Fund Return	$1,000.00	$917.70	0.50%	$2.39
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 12/1/2021	Ending Account Value 5/31/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Blockchain ETF
Actual Fund Return	$1,000.00	$272.60	0.50%	$1.59
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Clean Water ETF
Actual Fund Return	$1,000.00	$844.90	0.50%	$2.30
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Hydrogen ETF
Actual Fund Return	$1,000.00	$588.10	0.50%	$1.98
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Solar ETF
Actual Fund Return	$1,000.00	$783.40	0.50%	$2.27
Hypothetical 5% Return	1,000.00	1,022.39	0.50	2.57

Global X Wind Energy ETF
Actual Fund Return	$1,000.00	$836.70	0.50%	$2.29
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Green Building ETF **
Actual Fund Return	$1,000.00	$940.50	0.45%	$0.60	(3)
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 35/365 (to reflect the period from inception to date).
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 50/365 (to reflect the period from inception to date).
*	The Fund commenced operations on April 26, 2022.
**	The Fund commenced operations on April 11, 2022.

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At Board meetings of the Global X Funds (the “Trust”) held by videoconference on November 12, 20211 and February 25, 20221 (the “New Fund Board Meetings”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (each a “New Investment Advisory Agreement”) for each of the Global X Green Building ETF and the Global X Metaverse ETF, respectively (each a “New Fund” and, together, the “New Funds”) and (ii) the initial Supervision and Administration Agreement between the Trust (each a “New Supervision and Administration Agreement”), on behalf of each New Fund, and Global X Management Company LLC (“Global X Management”). Each New Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”
In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.
1 This meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the videoconference meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Approval of Investment Advisory Agreement (Unaudited) (Continued)

NEW FUND AGREEMENTS
In determining to approve the New Fund Agreements for the New Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
● the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;

● Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Funds;

● Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

● the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds; and

● the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Approval of Investment Advisory Agreement (Unaudited) (Continued)

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.
Performance
The Board determined that, because the New Funds had not yet begun investment operations as of the dates of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability
With respect to this factor, the Board considered:

● Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;

● the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and

● the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
● comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by

Approval of Investment Advisory Agreement (Unaudited) (Continued)

unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds.  The Board considered Global X Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average or median for the New Fund’s peer group;

● the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Funds) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

● that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
● the extent to which economies of scale would be realized as the New Funds grow and whether the proposed unitary Management Fees for the New Funds reflected these economies of scale;

● the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that the New Funds are attractive to investors; and

● that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Approval of Investment Advisory Agreement (Unaudited) (Concluded)

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the proposed unitary Management Fees for the New Funds appropriately addressed economies of scale.
Other Benefits
In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Funds.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

\
Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on May 20, 2022, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.  The Fund’s Market Price may be at, above or below its NAV.  The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings.  The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated.  A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-007-0700

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  August 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date: August 8, 2022

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  August 8, 2022